As filed with the Securities and Exchange Commission on April 28, 2026

File No. 333-260638

811-21250

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

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FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 19

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 77

Wilton Reassurance Life Co of New York Variable Life Separate Account A

(Exact Name of Registrant)

WILTON REASSURANCE LIFE COMPANY OF NEW YORK

(Name of Depositor)

800 Westchester Avenue

Suite 641 North

Rye Brook, New York 10573

(203) 762-4400

(Address of Depositor’s principal executive offices)

CT Corporation System

28 Liberty Street

Floor 42

New York, NY 10005

(212) 894-8940

(Name, Address and Telephone Number of Agent for Service)

Copy to:

Karen Carpenter, Esquire

4840 N. River Blvd., Suite 400

Cedar Rapids, Iowa 52411

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing become effective: (check appropriate space)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X ] on May 1, 2026 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485

[ ] on (date) pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, pursuant to Section 24 of the Investment Company Act of 1940.

New TotalAccumulator Variable Adjustable Life

Individual Flexible Premium Variable Adjustable Life Insurance Policies

Issued by: Wilton Reassurance Life Company of New York

In connection with: Wilton Reassurance Life Co of New York Variable Life Separate Account A

Mailing Address:

P.O. Box 4272, Clinton, IA 52733-4272

Telephone Number: 1-800-262-1028

Date: May 1, 2026

This Prospectus describes information you should know about the TotalAccumulator Flexible Premium Variable Adjustable Life Insurance Policy (the “Policy” or “Policies”). Please read it carefully.

This Policy is designed to provide both life insurance protection and flexibility in connection with Premium payments and Death Benefits. Subject to certain restrictions, you may vary the frequency and amount of Premium payments and increase or decrease the level of life insurance benefits payable under the Policy. In addition, it may not be advantageous for you to replace existing insurance coverage or buy additional insurance coverage if you already own a variable life insurance policy.

Effective August 13, 2018, this product is no longer being offered for sale.

Additional information about certain investment products, including variable life insurance policies, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION (“SEC”) NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Policies are not FDIC insured.

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 Definitions

Please refer to this list for the meaning of the following terms:

Accumulation Unit — An accounting unit of measurement, which we use to calculate the value of a Sub-Account.

Age — The Insured’s age at his or her last birthday.

Attained Age — The Insured’s age on his or her last birthday as of the Policy Issue Date and subsequent Policy Anniversaries.

Beneficiary(ies) — The person(s) named by you to receive the Death Benefit under the Policy.

Company — Wilton Reassurance Life Company of New York, sometimes referred to as “Wilton New York.”

Death Benefit — The amount payable to the Beneficiary under the Policy upon the death of the Insured, before payment of any unpaid Policy Debt or policy charges.

Face Amount — The initial Death Benefit under your Policy, adjusted for any changes in accordance with the terms of your Policy.

Fixed Account — The portion of Policy Value receiving fixed interest crediting and allocated to our general account.

Grace Period — A time period of 61 days that begins on any Monthly Activity Day where the Net Surrender Value is less than the Monthly Deduction for the current Policy Month, except as provided in the Safety Net Premium provision.

Insured — The person whose life is covered by your Policy.

Investment Options - Includes each of the Sub-Accounts and the Fixed Account available to invest in.

Issue Date — The date the Policy is issued. It is used to determine Policy Years and Policy Months in your Policy.

Loan Account — An account established for amounts transferred from the Sub-Accounts and the Fixed Account as security for outstanding Policy loans.

Monthly Activity Day — The day of the month on which deductions are made. If a month does not have that day, the deduction will be made on the last day of that month.

Monthly Automatic Payment — A method of paying a premium each month automatically, for example by bank draft or salary deduction.

Monthly Deduction — The amount deducted from Policy Value on each Monthly Activity Day for the policy fee, mortality and expense risk charge, administrative expense charge, cost of insurance charge, and the cost of any benefit riders.

Net Investment Factor — An index applied to measure the net investment performance of a Sub-Account from one Valuation Date to the next. It is used to determine the Policy Value of a Sub-Account in any Valuation Period.

Net Policy Value — The Policy Value, less any Policy Debt.

Net Premium — The Premium paid less the premium expense charge.

Net Surrender Value — The amount you would receive upon surrender of your Policy, equal to the Surrender Value less any Policy Debt.

Policy Anniversary — The same day and month as your Issue Date for each subsequent year your Policy remains inforce.

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Policy Debt — The sum of all unpaid Policy loans and accrued interest.

Policy Month — A one month period beginning on the same day of the month as the Issue Date of the Policy.

Policy Owner (“you” “your”) — The person(s) having the rights of ownership defined in the Policy. The Policy Owner may or may not be the same person as the Insured. If your Policy is issued pursuant to a retirement plan, your ownership rights may be modified by the plan.

Policy Value — The sum of the values in the Sub-Accounts of the Separate Account plus the value of the Fixed Account, plus the Loan Account. The amount from which Monthly Deductions are made and the Death Benefit is determined.

Policy Year — A twelve-month period beginning on the Issue Date or a Policy Anniversary.

Portfolio Company(ies)— The underlying fund(s) (or investment series thereof) in which the Sub-Accounts invest. Each Portfolio Company is an investment company registered with the SEC or a separate investment series of a registered investment company.

Premium — Amounts paid to us as Premium for the Policy by you or on your behalf.

Safety Net Premium — The period of time the Policy is guaranteed to stay inforce based on the payment of the Safety Net Premium.

Separate Account — Wilton Reassurance Life Co of New York Variable Life Separate Account A, which is a segregated investment account of Wilton Reassurance Life Company of New York.

Sub-Account — A subdivision of the Separate Account invested wholly in shares of one of the Portfolio Companies.

Surrender Value — The Policy Value less any applicable surrender charges.

Tax Code — The Internal Revenue Code of 1986, as amended.

Valuation Date — Each day the New York Stock Exchange is open for business. We do not determine accumulation unit value on days on which the New York Stock Exchange is closed for trading.

Valuation Period — The period of time during which we determine the change in the value of the Sub-Accounts in order to price Accumulation Units. Each Valuation Period begins at the close of normal trading on the New York Stock Exchange, currently 4:00 p.m. Eastern time, on each Valuation Date and ends at the close of the NYSE on the next Valuation Date.

we, us, our — Our company, Wilton Reassurance Life Company of New York, sometimes referred to as “Wilton New York.”

you, your — The person(s) having the rights of ownership defined in your Policy.

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Important Information You Should Consider About the Policy

	Fees and Expenses			Location in Prospectus

Charges for Early Withdrawals

There are no surrender charges on partial withdrawals. A Partial Withdrawal Service Fee of the lesser of 2% of amount withdrawn or $25.00 applies.

If the investor surrenders the Policy within the first 10 Policy Years, he or she will be assessed a surrender charge. The maximum surrender charge factor is 4.9% ($49.00 per $1,000 of Face Amount). For example, if you surrender your Policy, you could pay a surrender charge of up to $4,900 on a Policy with a $100,000 Face Amount.

				Charges and Deductions - Surrender Charge and Partial Withdrawal Service Fee

Transaction Charges

In addition to surrender charges (if applicable), the investor may also be charged for other transactions. A Premium Expense Charge is charged when premium is paid, and a Transfer Fee may be charged for the second and each subsequent transfer in each calendar month. (We are currently waiving the Transfer Fee.) Fees may also be charged to exercise optional benefits.

				Charges and Deductions – Premium Expense and Fee Table - Transaction Fees

Ongoing Fees and Expenses (as annual charges)

In addition to surrender charges and transaction charges, the Policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the Policy and Rider Charges for optional benefits available under the Policy, and such fees and expenses are set based on characteristics of the Insured (e.g., age, sex, and rating classification).

Loan interest will be charged if you have taken out a loan on your Policy.

A policy fee is charged monthly.

An administrative charge is charged monthly.

The mortality and expense risk charge is charged monthly for Policy Value allocated to the Sub-Accounts. The mortality and expense risk charge is not assessed against your Policy Value in the Fixed Account.

Investors should view the policy specifications page of the Policy for rates applicable to their Policy.

Investors will also bear expenses associated with the Portfolio Companies under the Policy, as shown in the following table:

				Charges and Deductions – Monthly Deduction and Fee Table - Periodic Charges Other Than Annual Portfolio Company’s Expenses
	Annual Fee	Minimum	Maximum
	Investment Options (Portfolio Company fees and expenses)	0.19%	1.34%

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	Risks	Location in Prospectus

Risk of Loss	You can lose money by investing in the Policy.	Principal Risks of Investing in the Policy

Not a Short-Term Investment

This Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Charges assessed on Premiums and the Surrender Charge imposed on surrenders during the first 10 Policy Years will reduce your surrender proceeds. In addition, a surrender may have adverse tax consequences.

Principal Risks of Investing in the Policy

Risks Associated with Investment Options

Your Policy Value will vary depending on the investment options you select. Sub-Accounts will vary depending on the performance of the Portfolio Companies in which they invest and are subject to the risk of negative investment performance. Each investment option, including the Fixed Account investment option, will have its own unique risks. You should review these investment options before making an investment decision.

Principal Risks of Investing in the Policy and General Description of the Policy – The Fixed Account

Insurance Company Risks

An investment in the Policy is subject to the risks related to Wilton Reassurance Life Company of New York. Any obligations (including under any fixed account investment options), guarantees, or benefits are subject to the claims-paying ability of Wilton Reassurance Life Company of New York. If Wilton Reassurance Life Company of New York experiences financial distress, it may not be able to meet its obligations to you. More information about Wilton Reassurance Life Company of New York, including its financial strength ratings, is available upon request by calling 1-800-262-1028.

General Account and Financial Condition of Wilton Reassurance Life Company of New York

Contract Lapse

Your Policy could lapse (terminate) if the value of your Policy becomes too low to support the Policy’s monthly charges and the Safety Net Premium feature is not in effect. Death benefits will not be paid if the Policy has lapsed. If you have any outstanding Policy loans when your Policy lapses, you may have taxable income as a result.

If the Policy lapses, you may apply for reinstatement by paying to us the reinstatement Premium and any applicable charges required under the Policy. If a Policy loan was outstanding at the time of your Policy’s lapse, you must either repay or reinstate the loan before we reinstate your Policy. All Policy charges continue to be based on your original Issue Date.

How Your Policy Can Lapse

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	Restrictions	Location in Prospectus

Investments

We reserve the right to add, combine, remove or substitute investment options.

We also reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account. We reserve the right to limit transfers in any Policy Year, or to refuse any transfer request for a Policy Owner or certain Policy Owners.

Changes to the Separate Account - Additions, Deletions and Substitutions of the Securities Market Timing and Excessive Trading and Trading Limitations Transfers - General

Optional Benefits	We may discontinue or modify any of the optional benefits at any time prior to the time you elect to receive it.	Other Benefits Available Under the Policy

	Taxes	Location in Prospectus

Tax Implications

You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Policy and note that there is no additional tax benefit to the investor if the Policy is purchased through a tax-qualified plan or individual retirement account (IRA). The death benefit of a life insurance policy that was transferred for value may be subject to ordinary income taxes, and subject to tax penalties.

Federal Taxes

	Conflicts of Interest	Location in Prospectus

Investment Professional Compensation

Some investment professionals may receive compensation for selling the Policy to investors.

We will pay commissions to broker-dealers that sell the Policies. In addition, certain bonuses and managerial compensation may be paid.

From time to time, we pay asset-based compensation to broker-dealers. We may also pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These investment professionals may have a financial incentive to offer or recommend the Policy over another investment.

Charges and Deductions – Commissions Paid to Broker-Dealers

Exchanges

Some investment professionals may have a financial incentive to offer an investor a new policy in place of the one you already own. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own your existing Policy.

Charges and Deductions – Commissions Paid to Broker-Dealers and Surrender Charges

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 Overview of the Policy

For Whom is this Policy Appropriate?

This Policy is designed to provide both life insurance protection, flexibility in Premium payments and a choice of Death Benefits. It may be appropriate for an investor who has a higher risk tolerance, an understanding of investments, a long-term investment horizon, financial goals needing a Death Benefit with an added investment component and funds that are not required to meet current needs.

What Premium Payments are Required Under the Policy?

Because the Policy is a “flexible premium” policy you have a great amount of flexibility in determining the timing and amount of your Premiums. You are required to pay a first year Premium, which is based on your Policy’s Face Amount and the Insured’s age, sex and risk class. After the first Policy Year, you do not have to pay the required Premium. However, to take advantage of the Safety Net Premium feature or the Coverage Guarantee Rider (discussed below), you must pay the cumulative Safety Net Premiums or the Coverage Guarantee Rider premiums due.

Under the Safety Net Premium Feature, we agree to keep the Policy, including any optional benefits, inforce for a specified period regardless of the investment performance of the Sub-Accounts as long as your total premiums paid (reduced for withdrawals and Policy Debt) at least equals the sum of monthly Safety Net Premiums on or before the Safety Net Premium guarantee expiry date shown in your Policy. When the Safety Net Premium Feature is not in effect, your Policy remains inforce as long as the Net Surrender Value is large enough to pay the charges on your Policy as they come due. Payment of insufficient premiums may result in a lapse of the Policy.

If the Coverage Guarantee Rider is elected, unless otherwise required by your state, we agree to keep the Policy (including any riders) in force for a specified period longer than the Safety Net Premium Period under the terms of this rider. This rider must be elected at Policy Issue, and the insured must be between age 18 and 70 at policy issue to be eligible.

Two possible coverage levels are available under the Coverage Guarantee Rider: Extended Coverage and Lifetime Coverage. The Extended Coverage specified period extends to the later of the policy anniversary following the Insured’s 70th birthday, or 20 years. The Lifetime Coverage specified period extends until the Insured’s 121st birthday.

Each coverage level has a cumulative premium requirement that must be met. Lifetime Coverage has a higher cumulative premium requirement than Extended Coverage. If the Lifetime Coverage cumulative premium requirement is not met, you can still choose to meet the Extended Coverage premium requirement.

When the Coverage Guarantee Rider is no longer in effect, your Policy remains in force as long as the Safety Net Premium is in effect. If the Safety Net Premium is not in effect, your Policy remains in force as long as the Net Surrender Value is large enough to pay the charges on your Policy as they come due.

Before we accept any Premium that would require an increase in the net amount at risk under the Policy, you first must provide us with evidence of insurability. The Tax Code imposes limits on the amount of Premium that can be contributed under a life insurance policy. Accordingly, we will not accept any Premium that would cause your Policy to exceed this limit, unless you increase the Face Amount of your Policy appropriately.

The Policy currently offers multiple Investment Options, which include Sub-Accounts and a Fixed Account option. Each Sub-Account invests in a single Portfolio Company. You may invest in up to 21 Investment Options. You may transfer money among your investment choices, subject to restrictions. Additional information about each Portfolio Company is provided in the Appendix A at the back of this Prospectus.

What are the Primary Features of the Policy?

Death Benefit. While your Policy is inforce, we will pay a Death Benefit to the Beneficiary upon the death of the Insured. The Policy provides for two Death Benefit options you may choose between while the Insured is alive. Decreases in the Policy Value never cause the Death Benefit to be less than the Face Amount. Before we pay the

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Death Benefit to the Beneficiary, however, we subtract an amount sufficient to repay any outstanding Policy Debt and to pay any due and unpaid charges.

Withdrawal Options. You may withdraw part of your Policy Value through a partial withdrawal, which must equal at least $250. In addition, the maximum partial withdrawal amount may not reduce the Face Amount below $25,000.

Loan Provisions. You may borrow money from us using your Policy as security for the loan. The maximum loan amount is equal to 90% of the Surrender Value so long as the Net Surrender Value after the loan is taken is sufficient to cover the most recent total monthly deduction times 3. Taking a loan from your Policy may increase the risk that your Policy will lapse, may prevent you from satisfying the Safety Net and Coverage Guarantee Rider cumulative premium requirements, will have a permanent effect on your Policy Value and will reduce the Death Proceeds. In addition, if your Policy is a modified endowment contract for tax purposes, taking a Policy loan may have tax consequences.

Optional Benefits. You may ask to add one or more riders to your Policy to provide additional optional insurance benefits. We require evidence of insurability before we issue a rider to you. The riders we currently offer are described below in “Other Benefits Available Under the Policy.” In our discretion, we may offer additional riders or stop offering a rider. All riders can be concurrently elected. Riders requiring an additional cost will reduce your Policy Value due to the cost of the rider.

Riders

•

Children’s Level Term Rider - This rider provides for level term insurance on the Insured’s children, as defined in the rider. We provide coverage until the earlier of the child’s 25th birthday or the Insured’s age 65.

•	Accidental Death Benefit Rider - Under this rider, we provide additional insurance if the Insured dies from accidental bodily injury as defined in the rider.

•	Continuation of Payment Rider - Under this rider, we contribute a monthly amount to the Policy Value if the Insured becomes totally disabled as defined in the rider.

•	Additional Insured Term Rider – This rider provides life insurance coverage on an Additional Insured.

•	Primary Insured Term Rider – This rider provides additional term life insurance coverage on the Primary Insured.

•

Accelerated Death Benefit Rider, Terminal Illness - This rider provides for an advance of a portion of the Death Benefit if the Insured is diagnosed with a terminal illness and satisfactory proof of the terminal illness is provided to us.

•	Overloan Protection Rider - If the benefit is elected under this rider, the Policy will not lapse due to Policy loans exceeding the Surrender Value.

•

Coverage Guarantee Rider - The Coverage Guarantee Rider can enable you to keep your policy in force for a specified period of time which is longer than the Safety Net Period, regardless of the performance of your Policy Value.

•

Guaranteed Insurability Rider - This rider provides the option to increase the Face Amount of the Policy on the Policy anniversaries following the attainment of Insured’s ages 25, 28, 31, 34, 37 and 40 without proof of insurability. Unscheduled increases are allowed in lieu of the attained age increase options at the following life events: birth, marriage and adoption.

Other Benefits

•	Dollar Cost Averaging - You may automatically transfer a set amount every month (or other intervals we may offer) from any Sub-Account or the Fixed Account to any Sub-Account or Fixed Account.

•	Portfolio Rebalancing - We will automatically rebalance the Policy Value in each Sub-Account and return it to the desired percentage allocations each quarter.

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 Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Policy. Please refer to your Policy specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender or make withdrawals from the Policy, or transfer cash value between Investment Options.

Transaction Fees

Charge	When Charge is Deducted	Amount Deducted

Maximum Premium Expense Charge	When you pay a premium	5.25% of the Premium amount

Surrender Charge	When you surrender your Policy during the first 10 Policy Years	Maximum: $49.00 per $1,000 of Face Amount Minimum: $3.60 per $1,000 of Face Amount

Year One Charge for a Representative Investor(1) Surrender Charge for 32-year old Male Non-Smoker	When you surrender your Policy	$9.34 per $1,000 of Face Amount

Partial Withdrawal Service Fee	When you make a withdrawal	The lesser of 2% of amount withdrawn or $25.00

Transfer Fee(2)	Second and each subsequent transfer in each calendar month	Maximum $10.00

Accelerated Death Benefit Rider, Terminal Illness	When Benefit Elected	$150

Overloan Protection Rider	When Benefit Elected	4.5% of Policy Value

(1)

The charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that a particular investor will pay. You may obtain more information about the particular charges that would apply to you by contacting the number on the cover page.

(2)	We are currently waiving this fee.

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The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including the Portfolio Company’s fees and expenses.

Periodic Charges Other Than Annual Portfolio Company’s Expenses

Charge	When Charge is Deducted	Amount Deducted - Guaranteed
Base Policy Charge:
Cost of Insurance(1) Maximum and Minimum Charge	Monthly	Maximum: $83.33 per $1,000 Net Amount at Risk Minimum: $0.02 per $1,000 Net Amount at Risk
Charge for a Representative Investor(1) Cost of Insurance Charge for 32-year old Male Non-Smoker		$0.085 per $1,000 Net Amount at Risk
Policy Fee	Monthly	$15
Mortality and Expense Risk Fees	Monthly	Years 1-10: 0.058% monthly (0.70% annually) on total monthly Sub-Account Policy Value Years 11+: 0.024% monthly (0.30% annually) on total monthly Sub-Account Policy Value
Administrative Expense Charge	Monthly (10 years following issue or increase of face amount)	$0.09 per $1,000 Face Amount on the first $100,000 $0.03 per $1,000 Face Amount in excess of $100,000

Loan Interest Rate	Annually	Interest Rate on Preferred Loans 3% annually; Interest Rate on Standard Loans 4% annually

Optional Benefit Charges
Children’s Level Term Rider	Monthly	$2.50 per $5,000 unit of coverage
Accidental Death Benefit Rider	Monthly	Maximum COI: $0.13 per $1,000 of benefit amount Minimum COI: $0.08 per $1,000 of benefit amount
Charge for a Representative Investor(1) Cost of Insurance Charge for 32-year old Male Non-Smoker, at issue		$0.08 per $1,000
Continuation of Payment Rider	Monthly	Maximum COI: $1.54 per $100 of benefit amount Minimum COI: $0.26 per $100 of benefit amount

Charge for a Representative Investor(1) Cost of Insurance Charge for 32-year old Male Non-Smoker		$0.34 per $100 of benefit amount

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Guaranteed Insurability Rider	Monthly	Maximum COI: $0.12 per $1,000 benefit amount Minimum COI: $0.05 per $1,000 benefit amount
Charge for a Representative Investor(1) Cost of Insurance Charge for 32-year old		$0.11 per $1,000
Additional Insured Term Rider	Monthly	Maximum COI: $30.40 per $1,000 benefit amount Minimum COI: $0.01 per $1,000 benefit amount
Charge for a Representative Investor(1) Cost of Insurance Charge for 32-year old Male Non-Smoker, $120,000 Face Amount, at issue		$0.06 per $1,000
Primary Insured Term Rider	Monthly	Maximum COI: $30.04 per $1,000 benefit amount Minimum COI: $0.02 per $1,000 benefit amount
Charge for a Representative Investor(1) Cost of Insurance Charge for 32-year old Male Non-Smoker, at issue		$0.04 per $1,000
Coverage Guarantee Rider	Monthly	$0.01 per $1,000

(1)

The cost of insurance or other charge varies based on individual characteristics. The cost of insurance charge or other charge shown in the table may not be representative of the charge that a particular investor will pay. You may obtain more information about the particular cost of insurance or other charges that would apply to you by contacting the number on the cover page.

The next table shows the minimum and maximum total operating expenses charged by the Portfolio Companies that you may pay periodically during the time that you own the Policy. A complete list of the Portfolio Companies available under the Policy, including their annual expenses, is located in the Appendix A at the back of this Prospectus.

The Portfolio Company’s Annual Expenses

	Minimum	Maximum

Total Annual Operating Expenses(1) (expenses that are deducted from the Portfolio Company’s assets, which may include management fees, distribution and/or service (12b-1) fees, and other expenses)	0.19%	1.34%

(1)	Expenses are shown as a percentage of the Portfolio Company’s average daily net assets (before any waiver or reimbursement) as of December 31, 2025.

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 Principal Risks of Investing in the Policy

Risk of Loss. You can lose money by investing in the Policy. Amounts you allocate to Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolio Companies in which those Sub-Accounts invest. You bear the investment risk that the Portfolio Companies might not meet their investment objectives. Shares of the Portfolio Companies are not deposits, or obligations of, or guaranteed or endorsed by any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

Not a Short-Term Investment. This Policy is designed to provide benefits on a long-term basis. It is not suitable as a short-terms savings vehicle. You should not purchase the Policy if you may need to access the Policy Value within a short time. If you are purchasing a Policy for a specialized purpose, you should consider whether the long-term nature of the Policy is consistent with the purpose for which you are purchasing the Policy.

Risks Associated with Investments. Your Policy Value will vary depending on the investments options you select. Sub-Accounts will vary depending on the performance of the Portfolio Companies in which they invest and are subject to the risk of negative investment performance. Each investment option, including the Fixed Account investment option, will have its unique risks. You should review these investment options before making an investment decision.

Insurance Company Risks. An investment in the Policy is subject to the risks related to Wilton Reassurance Life Company of New York. Any obligations (including under any Fixed Account investment options), guarantees, or benefits are subject to the claims-paying ability Wilton Reassurance Life Company of New York. If Wilton Reassurance Life Company of New York experiences financial distress, it may not be able to meet its obligations to you.

Policy Lapse. Your Policy could lapse (terminate) if the value of your Policy becomes too low to support the Policy’s monthly charges and the Safety Net Premium feature or Coverage Guarantee Rider is not in effect. Death benefits will not be paid if the Policy has lapsed. If you have any outstanding Policy loans when your Policy lapses, you may have taxable income as a result.

If the Policy lapses, you may apply for reinstatement by paying to us the reinstate Premium and any applicable charges required under the Policy. If a Policy loan was outstanding at the time of your Policy’s lapse, you must either repay or reinstate the loan before we reinstate your Policy. All Policy charges continue to be based on your original Issue Date.

Access to Cash Value. You may surrender your Policy at any time for its Net Surrender Value. Upon surrender, life insurance coverage under your Policy ends. We will subtract a surrender charge from your surrender proceeds during the first ten Policy Years and an additional surrender charge applies the first ten years following an increase to the Face Amount. You also may withdraw a portion of your Policy Value through a partial withdrawal. We deduct a partial withdrawal service fee of the lesser of 2% of the amount withdrawn, or $25, from the remaining Policy Value for a partial withdrawal. Surrenders and withdrawals may have adverse tax consequences.

Tax Consequences. Your Policy is structured to meet the definition of a life insurance policy under the Tax Code. We may need to limit the amount of Premiums you pay under the Policy to ensure that your Policy continues to meet that definition.

Current federal tax law generally excludes all Death Benefits from the gross income of the beneficiary of a life insurance policy. In addition, you generally are not subject to taxation on any increase in the Policy Value until it is withdrawn. Generally, you are taxed on surrender proceeds and the proceeds of any partial withdrawals only if those amounts, when added to all previous distributions, exceed the total Premiums paid. Amounts received upon surrender or withdrawal in excess of Premiums paid are treated as ordinary income.

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Special rules govern the tax treatment of life insurance policies that meet the federal definition of a modified endowment contract. Depending on the amount and timing of your Premiums, your Policy may meet that definition. Under current tax law, Death Benefit payments under modified endowment contracts, like Death Benefit payments under other life insurance policies, generally are excluded from the gross income of the beneficiary. Withdrawals and Policy loans, however, are treated differently. Amounts withdrawn and Policy loans are treated first as income, to the extent of any gain, and then as a return of Premium. The income portion of the distribution is includible in your taxable income. In addition, an additional 10% federal penalty tax is generally imposed on the taxable portion of amounts received before age 59 1⁄2. We will not accept any Premium that would cause the Policy not to qualify as a life insurance policy under the Tax Code. For more information on the consequences of a Policy becoming a modified endowment contracts, see Federal Taxes - Modified Endowment Contracts. For more information on the tax treatment of the Policy, in general, see “Federal Taxes”.

The death benefit of life insurance policies that were transferred for value may be subject to ordinary income taxes. Estate taxes may apply. Consult your tax adviser for additional information.

 General Description of Depositor, Registrant, and Sub-Accounts

Wilton Reassurance Life Company of New York. Wilton Reassurance Life Company of New York (“Company”) serves as depositor of the Separate Account. The home office is located at 800 Westchester Avenue, Suite 641 North, Rye Brook, New York 10573 and we have offices located at 801 Main Avenue, 5th Floor, Norwalk, CT 06851. Our administrative office mailing address is P.O. Box 4272, Clinton, IA 52733-4272.

General Account and Financial Condition of Wilton Reassurance Life Company of New York. Any guarantees under the Policy that exceed your Policy Value are paid out of the Company’s general account and are subject to our financial strength and claims paying ability. Obligations funded by the general account are the death benefit, living benefits, the accelerated death benefit riders, and the Overloan Protection Rider.

We are obligated to pay all money we owe under the Policies — such as death benefits and income payments — if that amount exceeds the assets in the Separate Account. Any such amount is paid from our general account. Such amounts are subject to our financial strength and claims paying ability and our long-term ability to make such payments. We are regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account and requires us to hold a specific amount of reserves to meet contractual obligations payable out of our general account. We monitor our reserves so that we hold sufficient amounts to cover actual or expected Policy and claims payments. State regulators also require Wilton Reassurance Life Company of New York to maintain a minimum amount of capital, to act as a cushion in the event the Company suffers a financial impairment. But there is no guarantee that we will always be able to meet our claims paying obligations, and there are risks associated with purchasing any insurance product.

We encourage Policy Owners to read and understand our financial statements. Our financial statements are included in the Statement of Additional Information. You may obtain a copy of the Statement of Additional Information without charge by writing to us at P.O. Box 4272, Clinton, IA 52733-4272 or calling us at 1-800-262-1028.

The Separate Account. Wilton Reassurance Life Co of New York Variable Life Separate Account A is the registrant of the Policies. It was originally established in 1995, as a segregated asset account of Allstate Life Insurance Company of New York. Allstate Life Insurance Company of New York was acquired by Wilton Reassurance Company on October 1, 2021 and subsequently on November 1, 2021 merged into Wilton Reassurance Life Company of New York on the same date. In June 2022 the name of the Separate Account was changed to its current name. The Separate Account meets the definition of a “separate account” under the federal securities laws and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management of the Separate Account or the Company. Wilton Reassurance Life Co of New York Variable Life Separate Account A is a segregated separate account of the Company. Wilton Reassurance Life Company of New York owns the assets of

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the Separate Account, but we hold them separate from our other assets. To the extent that these assets are attributable to the Policy Value of the Policies offered by this Prospectus, these assets may not be used to pay any liabilities of Wilton Reassurance Life Company of New York other than those arising from the Policies. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, losses or any investment experience of Wilton Reassurance Life Company of New York’s other assets. Wilton Reassurance Life Company of New York is obligated to pay all amounts promised to Policy Owners under the Policies.

The Separate Account is divided into Sub-Accounts. The assets of each Sub-Account are invested in the shares of one of the Portfolio Companies. We do not guarantee the investment performance of the Separate Account, its Sub- Accounts, or the Portfolio Companies. Values allocated to the Separate Account rise and fall with the values of shares of the Portfolio Companies and are also reduced by Policy charges. We use the Separate Account to fund the Policies and our other variable universal life insurance policies. We account separately for each type of variable life insurance policy funded by the Separate Account. The street address for the Wilton Reassurance Life Co of New York Variable Life Separate Account A is 801 Main Avenue, 5th Floor, Norwalk, CT 06851. Our administrative office for mailing is P.O. Box 4272, Clinton, IA 52733-4272.

Sub-Accounts. You may allocate your purchase payments to various Sub-Accounts. Each Sub-Account invests in the shares of a corresponding Portfolio Company. Each Portfolio Company has its own investment objective(s) and policies. Information regarding each Portfolio Company, including its name; its type or a brief statement of its investment objectives; its investment adviser and any sub-investment adviser; current expenses; and performance is included in the Appendix A at the back of this Prospectus. Certain Portfolio Companies may not be available depending on the date you purchased your Policy. In addition, certain Portfolio Companies are closed to Policy Owners not invested in the specified Portfolio Companies by a designated date.

We do not provide investment advice, nor do we recommend any particular Sub-Account. You bear the risk of any decline in the value of Sub-Accounts resulting from the performance of the Sub-Accounts. Please consult with a qualified investment professional if you wish to obtain investment advice. You should carefully consider the investment objectives, risks, charges and expenses of the underlying Portfolio Companies when making an allocation to the Sub-Accounts.

We do not promise that the Portfolios will meet their investment objectives. Amounts you have allocated to Sub-Accounts may grow in value, decline in value or grow less than you expect, depending on the investment performance of the Portfolios in which those Sub-Accounts invest. You bear the investment risk that those Portfolios possibly will not meet their investment objectives.

Voting Rights. As a general matter, you do not have a direct right to vote the shares of the Portfolio Companies held by the Sub-Accounts to which you have allocated your Policy Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. We notify you when your instructions are needed and provide proxy materials or other information to assist you in understanding the matter at issue. We determine the number of Portfolio Company shares as to which a Policy Owner may give instructions as of the record date for a Portfolio Company’s shareholder meeting.

The number of votes you are entitled to for a Portfolio Company’s shares held in a Sub-Account in which you are invested is determined by dividing your Sub-Account value attributable to the Portfolio Company by the net asset value of a single Portfolio Company share. Fractional shares will be counted.

In most cases, you are the person entitled to give voting instructions. However, if you assign your Policy, the assignee may be entitled to give voting instructions. Retirement plans may have different rules for voting by plan participants.

If you send written voting instructions to us, we follow your instructions in voting the Portfolio Company shares attributable to your Policy. If you do not send written instructions, we vote the shares attributable to your Policy in the same proportions as the shares for which we have received instructions from other Policy Owners. While proportional voting guarantees all outstanding shares of a Portfolio Company are voted, it can lead to a small number of shareholders determining the outcome of a proxy.

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We may, when required by state insurance regulatory authorities, disregard Policy Owner voting instructions if the instructions would cause a change in the sub-classification or investment objective of one or more of the Portfolio Companies or to approve or disapprove an investment advisory contract for one or more of the Portfolio Companies.

In addition, we may disregard voting instructions in favor of changes initiated by Policy Owners in the investment objectives or the investment adviser of the Portfolio Companies if we reasonably disapprove of the proposed change. We would disapprove a proposed change only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we reasonably conclude that the proposed change would not be consistent with the investment objectives of the Portfolio Company or would result in the purchase of securities for the Portfolio Company which vary from the general quality and nature of investments and investment techniques utilized by the Portfolio Company. If we disregard voting instructions, we include a summary of that action and our reasons for that action in the next semi-annual report to you.

This description reflects our view of currently applicable law. If the law changes or our interpretation of the law changes, we may decide that we are permitted to vote the Portfolio Company shares without obtaining instructions from our Policy Owners, and we may choose to do so.

Charges and Deductions

Premium Expense Charge. Before we allocate a Premium to the Policy Value, we subtract the premium expense charge. The premium expense charge equals 5.25% of all Premiums in all years. This charge is intended to help us pay for: (a) actual sales expenses, which include agents’ sales commissions and other sales and distribution expenses; (b) state premium taxes and other state and local premium taxes; and (c) certain Federal taxes and other expenses related to the receipt of Premiums.

New York does not currently have a premium tax.

Monthly Deduction. On the Issue Date and on each Monthly Activity Day, we deduct from your Policy Value a Monthly Deduction to cover certain charges and expenses in connection with the Policy. The Monthly Deduction is the sum of the following five items:

1)	the policy fee;

2)	the administrative expense charge;

3)	the mortality and expense risk charge;

4)	the cost of insurance charge for your Policy; and

5)	the cost of certain additional benefits provided by riders, if any.

We allocate the mortality and expense risk charge pro rata among the Sub-Accounts in proportion to the amount of your Policy Value in each Sub-Account. We allocate the remainder of the Monthly Deduction pro rata among the Sub-Accounts and the Fixed Account, unless you specify otherwise.

Policy Fee. The monthly policy fee will never be more than $15.00 per month. This charge compensates us in part for administrative expenses such as salaries, postage, telephone, office equipment and periodic reports. The policy fee is waived after the Insured’s age 121.

Administrative Expense Charge. The monthly Administrative Expense Charge applies for the first 10 Policy Years, and varies based on the Face Amount. The current monthly Administrative Expense Charge is tiered. The rate is $0.09 per $1,000 on the first $100,000 of Face Amount and $0.03 per $1,000 is charged on the Face Amount above $100,000. The guaranteed amount is the same as the current amount. This charge covers administration expenses and issuance costs. A monthly Administrative Expense Charge is determined separately for each increase in Face Amount based on the Insured’s Attained Age at the time of the increase. The applicable charge applies for ten years from the date of the increase. If you decrease the Face Amount, the Administrative Expense Charge remains the same. The Administrative Expense Charge is waived after the Insured’s age 121.

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Mortality and Expense Risk Charge. The current monthly mortality and expense risk charge is calculated at a monthly rate of 0.058% of the Net Policy Value allocated to the Sub-Accounts for the first ten years and 0.024% thereafter. The mortality and expense risk charge is not assessed against your Policy Value in the Fixed Account. This charge compensates us for the mortality and expense risks that we assume in relation to the Policies. The mortality risk assumed includes the risk that the cost of insurance charges specified in the Policy will be insufficient to meet claims. We also assume a risk that, on the Monthly Activity Day preceding the death of an Insured, the Death Benefit will exceed the amount on which the cost of insurance charges were based. The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the administrative charges set in the Policy. The mortality and expense risk charge is waived after the Insured’s age 121.

Cost of Insurance Charge. The cost of insurance is determined monthly. The cost of insurance charge is determined by multiplying the applicable current cost of insurance rate per $1,000 by the net amount at risk for each Policy Month. The net amount at risk is (a) – (b), where: (a) is the Death Benefit as of the prior Monthly Activity Day divided by 1.0032737; and (b) is the Policy Value as of the prior Monthly Activity Day. The cost of insurance rate is individualized depending on the Insured’s age at issue of the Policy, Policy Year, sex, payment class and Face Amount, thus, the rate differs from year to year. The rates are determined by us, but they will never be more than the guaranteed rates shown in your Policy.

Example (32-Year Old Non-Smoking Male):

Face Amount	$100,000

Death Benefit Option	1

Policy Value on the Current Monthly Activity Day	$30,000

Insured’s Attained Age	32

Corridor Percentage	250%

Death Benefit	$100,000

On the Monthly Activity Day in this example, the Death Benefit as then computed would be $100,000, because the Face Amount ($100,000) is greater than the Policy Value multiplied by the applicable corridor percentage ($30,000 × 250% = $75,000). See Death Benefits - Death Benefits- Death Benefit Options. Since the Policy Value on that date is $30,000, the cost of insurance charges per $1,000 are applied to the difference in the net amount at risk of $69,674 (($100,000/1.0032737) – $30,000).

Assume that the Policy Value in the above example was $50,000. The Death Benefit would then be $125,000 (250% × $50,000), since this is greater than the Face Amount ($100,000). The cost of insurance rates in this case would be applied to the net amount at risk of $74,592 (($125,000/1.0032737) – $50,000).

The Policy Value may vary monthly, based on the investment performance of the Sub-Accounts you have selected, the addition of interest credited to your Fixed Account (if any), the deduction of charges, and any other Policy transaction. Under Policies with an Option 1 Death Benefit, increases in the Policy Value generally decrease the net amount at risk; conversely, decreases in the Policy Value increase the net amount at risk. Since the cost of insurance charge is based on the net amount at risk, your cost of insurance charge probably will be correspondingly different each month. Under Policies with an Option 2 Death Benefit, however, the net amount at risk does not vary with changes in the Policy Value, unless your Policy’s death benefit is determined under a corridor percentage. In that circumstance, increases in the Policy Value increase the net amount at risk. See “Policy Value”. Accordingly, a change in the Policy Value does not affect your monthly cost of insurance charge, unless it increases your net amount at risk.

We determine the cost of insurance charge separately for the initial Face Amount and each subsequent increase. The cost of insurance charge for increases reflects circumstances, such as the Insured’s age and health status, at the time of the increase. The cost of insurance charge covers our anticipated mortality costs for standard and substandard risks. We determine the current cost of insurance rates, but we guarantee that we will never charge you a cost of insurance rate higher than the guaranteed cost of insurance rates shown in the Policy.

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We base the cost of insurance rate on the sex, issue age, Policy Year and premium rating class of the Insured, and on the Face Amount. We charge a lower current cost of insurance rate for Policies with a Face Amount of $200,000 or above and further lower the current rate for Policies with a Face Amount of $1,000,000 or above.. If an increase in Face Amount of your Policy would raise the total Face Amount above one of these break points, only the amount of the increase above the breakpoint is eligible for a lower current cost of insurance rate. Although we base the current cost of insurance rate on our expectations as to future mortality experience, that rate will never exceed a maximum cost of insurance rate based on the 2001 Commissioners Standard Ordinary (“2001 CSO”) Smoker and Non-Smoker Mortality Table, based on the Insured’s sex, smoker status, and age.

Beginning on the Policy Anniversary following the Insured’s 121st birthday, we waive all cost of insurance charges, administrative expense charges, mortality and expense risk charge, and monthly policy fee.

Loans. The amounts allocated to the Loan Account are credited interest at the Loan Credited Rate of 3%. The annual interest rate charged for preferred loans is 3.0%,. All non-preferred loans will be treated as a standard loan. Standard loans are charged an annual interest rate of 4.0%. See Policy Loans for information regarding how Policy loans are deducted from the relevant accounts. For additional information please refer to Policy Loans section.

Rider Charges. If your Policy includes one or more optional benefits, a rider charge applicable to each optional benefit you purchased is made from your Policy Value each month. The charge is to compensate us for the anticipated cost of providing these benefits and is specified on the applicable rider. The charge for the Children’s Level Term Rider is $2.50 per $5,000 unit of coverage. The Accidental Death Benefit Rider cost of insurance charge varies based on the insured’s age when added to the Policy; the maximum cost of insurance for this rider is $0.13 per $1,000 of benefit amount and the minimum cost of insurance is $0.08 per $1,000 of benefit amount. The Continuation of Payment Rider cost of insurance charge varies based on the insured’s sex and age when added to the Policy; the maximum cost of insurance for this rider is $1.54 per $100 of benefit amount and the minimum cost of insurance is $0.26 per $100 of benefit amount. The Guaranteed Insurability Rider cost of insurance charge varies based on the insured’s age and can only be elected for insured 38 years old and younger; the maximum cost of insurance for this rider is $0.12 per $1,000 of benefit amount and the minimum cost of insurance is $0.05 per $1,000 of benefit amount. The Additional Insured Term Rider cost of insurance charge varies based on the insured’s age, sex, rider Face Amount, and underwriting status when added to the Policy; the maximum cost of insurance for this rider is $30.40 per $1,000 of benefit amount and the minimum cost of insurance is $0.01 per $1,000 of benefit amount. The Primary Insured Term Rider cost of insurance charge varies based on the insured’s age at issue, sex, and underwriting status; the maximum cost of insurance for this rider is $30.04 per $1,000 of benefit amount and the minimum cost of insurance is $0.02 per $1,000 of benefit amount. The Coverage Guarantee Rider can be elected only at Policy Issue; the cost is $0.01 per $1,000 of benefit amount. Rider charges for a representative insured are in the “Periodic Charges Other Than Portfolio Company’s Operating Expenses” table of this Prospectus. The Accelerated Death Benefit Rider, Terminal Illness has a $150 administrative fee if the benefit is elected. The Overloan Protection Rider has a transaction fee of 4.5% of the Policy Value if the benefit is elected. For a description of the optional riders, see “Other Benefits Available Under the Policy”.

Separate Account Income Taxes. We are not currently deducting or maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax from the operation of the Separate Account. We will deduct for any taxes we incur as a result of the operation of the Separate Account, whether or not we previously made a provision for taxes and whether or not it was sufficient.

Portfolio Company Charges. You indirectly bear the charges and expenses of the Portfolio Companies whose shares are held by the Sub-Accounts to which you allocate your Policy Value. These charges and expenses are deducted from the assets of the Portfolios. For more detailed information, please refer to the prospectuses for the appropriate Portfolio Companies.

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We (and our affiliates) may directly or indirectly receive payments from the portfolios, their advisers, sub-advisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive two types of payments:

•

Rule 12b-1 fees. We (and/or our affiliates) or principal underwriter for the Policies indirectly receive 12b-1 fees from certain funds available as investment choices under our variable insurance products. Any 12b-1 fees received by the principal underwriter that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.25% of the average daily assets of the certain underlying fund portfolios attributable to the Policies and to certain other variable insurance products that we and our affiliates issue. These fees are paid from the underlying fund portfolios’ assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of 12b-1 fees (see the prospectuses for the underlying fund portfolios for more information).

•

Administrative, Marketing and Support Service fees (“Service Fees”). The investment adviser, sub-adviser, administrators, and/or distributors (or affiliates thereof) of the portfolios may make payments to us and/or our affiliates, including the principal underwriter. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives from the advisory fee deducted from underlying portfolio assets. Policy owners, through their indirect investment in the portfolios, bear the costs of these advisory fees (see the prospectuses for the portfolios for more information).

The amount of the payments we receive is based on a percentage of the assets of the particular portfolios attributable to the Policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

These arrangements are described further below. While only certain of the types of payments described below may be made in connection with your particular Policy, all such payments may nonetheless influence or impact actions we (and/or our affiliates) take, and recommendations we (and our affiliates) make, regarding each of the variable insurance products that we (and our affiliates) offer, including your Policy.

The chart below provides the maximum combined percentages of 12b-1 fees and Service Fees that we anticipate will be paid to us on an annual basis:

	Maximum Fee % of assets*		Maximum Fee % of assets*

The Alger American Fund – Class I-2	0.25%	Janus Aspen Series – Institutional Shares	0.20%

AllianceBernstein Variable Products Series Fund, Inc. – Class A	0.20%	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – I Series	0.15%

Fidelity Variable Insurance Products Fund – Initial Class	0.05%**	Morgan Stanley Variable Insurance Fund Inc. – Class I	0.15%

Fidelity Variable Insurance Products Fund – Service Class	0.10%	Financial Investors Variable Insurance Trust (Morningstar) – Class I	0.125% - 0.20%***

Franklin Templeton Variable Insurance Products Trust – Class 1.	0.15%
*

Payments are based on a percentage of the average assets of each underlying portfolio owned by the subaccounts available under this Policy and under certain other variable insurance products offered by our affiliates and us.

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**	Not received on the Money Market or Index 500 portfolio.
***	<$250m = 12.5 bps/<$1b = 15 bps/<2.5b = 17.5 bps/>$2.5b = 20 bps

Proceeds from certain of these payments by the portfolios, the advisers, the sub-advisers and/or their affiliates may be profit to us and may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, issuing, marketing, distributing and administering the Policies and (2) that we incur, in our role as intermediary, in promoting, marketing, distributing and administering the fund portfolios.

Surrender Charge. If you surrender your Policy, we may subtract a surrender charge from the surrender proceeds. The surrender charge equals the amount shown in the surrender charge table in your Policy, plus any additional surrender charge due to increases in the Face Amount of your Policy. The amount of the surrender charge decreases over time.

Initial Surrender Charge. When we issue your Policy, we determine the initial surrender charge. To determine the initial surrender charge, we multiply the Initial Face Amount of your Policy by a rate per thousand dollars of Face Amount. The applicable rate depends on the Insured’s age at issue, sex and status as a smoker or non-smoker. For example, if the Insured is age 32 when your Policy is issued, the applicable rates per thousand are as follows:

Male Non-Smoker	$9.34

Male Smoker	$13.86

Female Non-Smoker	$8.53

Female Smoker	$10.58

Unisex Non-Smoker	$9.18

Unisex Smoker	$13.20

Accordingly, if the Insured were a male non-smoker age 32 and the Policy’s Face Amount were $100,000, the surrender charge initially would be $934.00.

The rates for each category are greater or lesser according to the age of the Insured when your Policy is issued. The maximum rate is $49.00 per thousand.

If you surrender your Policy after ten Policy Years have elapsed, we do not charge a surrender charge (unless you have increased the Face Amount of your Policy, as explained below). Before that time, we determine the applicable surrender charge by multiplying the initial surrender charge on your Policy by the appropriate surrender charge percentage for the Policy Year in which the surrender occurs. The applicable surrender charge percentage depends on the Insured’s sex, age when your Policy was issued, status as a smoker or non-smoker,

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and the number of years elapsed since your Policy was issued. For example, the following surrender charge percentage rates would apply if the Insured were 32 years old when your Policy was issued:

POLICY YEAR	Male, Nonsmoker Age 32	Male, Smoker Age 32	Female, Nonsmoker Age 32	Female, Smoker Age 32	Unisex, Nonsmoker Age 32	Unisex, Smoker Age 32

1	100%	100%	100%	100%	100%	100%

2	93%	93%	93%	93%	93%	93%

3	87%	87%	87%	87%	87%	87%

4	82%	82%	82%	82%	82%	82%

5	77%	77%	77%	77%	77%	77%

6	73%	73%	73%	73%	73%	73%

7	69%	69%	69%	69%	69%	69%

8	60%	58%	60%	60%	60%	58%

9	40%	40%	40%	40%	40%	40%

10	20%	20%	20%	20%	20%	20%

11+	0%	0%	0%	0%	0%	0%

Thus, in the example given above, if the Policy were surrendered during the seventh Policy Year, the surrender charge would equal [$644.46($934.00 × 69%)]. A different surrender charge percentage rate might apply if the Insured is older than 32 when the Policy is issued.

Surrender Charge on Increases in Initial Face Amount. If you increase the Initial Face Amount of your Policy, we determine an additional surrender charge amount applicable to the amount of the increase. We determine the initial amount of the additional surrender charge using the same formula and rates used in determining the initial surrender charge, except that we use the Insured’s age and smoking status at the time of the increase, rather than at the time your Policy was issued.

The surrender charge on the increase also decreases over a ten Policy Year period, starting from the effective date of the increase. The schedule of surrender charge percentages applicable to the additional surrender charge is based on the Insured’s age at the time of the increase. If you surrender your Policy or make a partial withdrawal, we separately calculate the surrender charge applicable to the Initial Face Amount and each increase and add those amounts to determine the total surrender charge.

If you decrease the Face Amount, the applicable surrender charge remains the same.

We include in your Policy a table showing the surrender charge rates and the surrender charge percentages applicable under the Policies. For additional information concerning the rates applicable to you, please consult your agent or contact our Service Center at the number on the cover page of this prospectus. In addition, a table of the applicable rates is on file with the SEC as an exhibit to the registration statement for the Policies.

The premium expense charge (in part) and the surrender charge are imposed to cover our actual sales expenses, which include agents’ sales commissions and other sales and distribution expenses. We expect to recover total sales expenses of the Policies over the life of the Policies. However, the premium expense charge and surrender charge paid with respect to a particular Policy may be higher or lower than the distribution expenses we incurred in connection with that Policy. To the extent distribution costs are not recovered by these charges, we may make up any shortfall from the assets of our general account, which includes funds derived from the mortality and expense charge on the Separate Account assets and the other charges imposed under the Policies.

Partial Withdrawal Service Fee. We do not assess a surrender charge for a partial withdrawal. We do, however, subtract a partial withdrawal service fee of the lesser of 2% of the amount withdrawn, or $25, for a partial withdrawal from the remaining Policy Value to cover our expenses relating to the partial withdrawal. The partial

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withdrawal fee will be deducted in the same proportions as the partial withdrawal, see Making Withdrawals: Accessing the Money in Your Policy—Partial Withdrawals.

Transfer Fee. We currently are not charging a transfer fee. The Policy, however, permits us to charge a transfer fee of $10 on the second and each subsequent transaction in each calendar month in which transfer(s) are effected between Sub-Account(s) and/or the Fixed Account. We will notify you if we begin to charge this fee.

We will deduct the transfer fee from the Policy Value that remains in the Sub-Account(s) or Fixed Account from which we process your transfer. If that amount is insufficient to pay the transfer fee, we will deduct the fee from the transferred amount.

Commissions Paid to Broker-Dealers. The Policies were offered on a continuous basis until August 13, 2018. The Policies were sold by registered representatives of broker-dealers who were licensed insurance agents, either individually or through an incorporated insurance agency. Commissions paid vary, but may be up to a maximum sales commission of approximately 99% of all Premiums plus 27% of any additional Premiums in the second year, plus 5% of any additional Premiums in Years 3-5, plus 2% of any additional Premiums thereafter. In addition, we may pay a trail commission of up to 0.60% of Policy Value on Policies that have been in force for at least one year. In addition, certain bonuses and managerial compensation may be paid. We pay all such commissions and incentives.

Commissions payable to sales representatives for the sale of the Policy are calculated based on the total Premium payments. If you purchase a Primary Insured Rider, the commissions will vary depending on the allocation of your coverage between the base Policy and the Primary Insured Rider. The same initial Death Benefit will result in the highest commission when there is no Primary Insured Rider, with the commission declining as the portion of the Death Benefit coverage allocated to the Primary Insured Rider increases. Thus, the lowest commission amount is payable when the maximum Primary Insured Rider is purchased.

From time to time, we pay asset-based compensation to broker-dealers. These payments vary among broker-dealers, and the asset-based payments may be up to 0.25% of Policy Value annually. These payments are intended to contribute to the promotion of the Policies, and they vary among broker-dealers. The distribution support services include but are not limited to: (1) placement of the Policies on a list of preferred or recommended products in the broker-dealer’s distribution system; (2) sales promotions with regard to the Policies; (3) participation in sales conferences; and (4) helping to defray the costs of sales conferences and educational seminars for the broker-dealer’s registered representatives. A list of broker-dealers and banks that were paid pursuant to such arrangements is provided in the Statement of Additional Information, which is available upon request. For a free copy, please write or call us at the address or telephone number listed on the front page of this prospectus, or go to the SEC’s Web site (www.sec.gov).

To the extent permitted by FINRA rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. We may not offer the arrangements to all broker-dealers and the terms of the arrangement may differ among broker-dealers and banks.

 General Description of the Policy

Policy Rights. The Policy provides a number of Policy roles. They are the Policy Owner, the Insured, and the Beneficiaries.

Policy Owner. The Policy Owner controls the Policy during the lifetime of the Insured. The Insured is the Policy Owner if no other person is named in the application as the Policy Owner. Unless you provide otherwise, as Policy Owner, you may exercise all rights granted by the Policy without the consent of anyone else. If the last-named Policy Owner dies before the Insured, then any contingent owner is the new Policy Owner. If no Policy Owner named is living, then the Policy Owner will be the estate of the last-named Policy Owner.

You may name a new Policy Owner. You must make this request in writing in a form satisfactory to us and file it with us. No such request is binding upon us until we accept it. When we accept it, it is effective as of the date you signed the request, subject to any action we have taken before we accept it.

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Insured. The Insured is the person whose life is covered by this Policy.

Beneficiaries. You name the Beneficiary(ies) (Primary Beneficiary, Contingent Beneficiary) in the application for the Policy. You may change the Beneficiary at any time, except irrevocable Beneficiaries may not be changed without their written consent.

You must request a change of Beneficiary in writing. We provide a form to be completed, signed and filed with us. Your request for a change in Beneficiary takes effect upon our filing of a signed and completed form, effective as of the date you signed the form. Until we receive your change instructions, we are entitled to rely on your most recent instructions in our files. Accordingly, we are not liable for making a payment to the person shown in our files as the Beneficiary or treating that person in any other respect as the Beneficiary, even if instructions that we subsequently receive from you seek to change your Beneficiaries effective as of a date before we made the payment or took the action in question.

If you name more than one Beneficiary, we divide the Death Benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions regarding the amount each Beneficiary is to receive, we pay the Death Benefit in equal shares to the Beneficiaries. If one of the Beneficiaries dies before you, we divide the Death Benefit among the surviving Beneficiaries.

Assignment. You may assign your Policy as collateral security. You must notify us in writing if you assign the Policy. Until we receive notice from you, we are not liable for any action we may take or payments we may make that may be contrary to the terms of your assignment. We are not responsible for the validity of an assignment. Your rights and the rights of the Beneficiary may be affected by an assignment.

Dividends. We do not pay any dividend under the Policies.

The Fixed Account. The portion of the Policy relating to the Fixed Account is not registered under the Securities Act of 1933 (“1933 Act”) and the Fixed Account is not registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account nor any interests in the Fixed Account are subject to the provisions or restrictions of these acts. The statements about the Fixed Account in this Prospectus may be subject to generally applicable provisions of the federal securities laws regarding accuracy and completeness.

You may allocate part or all of your Premiums to the Fixed Account. Amounts allocated to the Fixed Account become part of the general assets of Wilton New York. Wilton New York invests the assets of the general account in accordance with applicable laws governing the investments of insurance company general accounts.

We credit interest to amounts allocated to the Fixed Account at an effective annual rate of at least 3.0%. We are not obligated to, but we may credit interest at a higher rate. You assume the risk that the interest rate credited to the Fixed Account may be no higher than those rates.

Policy and/or Registrant Changes

Changes to the Policy. We reserve the right to amend the Policy to comply with changes in requirements imposed by our regulators. Only officers of Wilton Reassurance Life Company of New York have authority to change this Policy. No agent may do this. Any change must be made in writing by us and is subject to any necessary regulatory approvals.

Changes to the Separate Account

Additions, Deletions and Substitutions of Securities. If the shares of any of the Portfolios are no longer available for investment by the Separate Account or if, in the judgment of our management, further investment in the shares of a Portfolio is no longer appropriate in view of the purposes of the Policy, we may add or substitute shares of another Portfolio or underlying fund for Portfolio shares already purchased or to be purchased in the future by Premiums under the Policy. Any substitution of securities will comply with the requirements of the 1940 Act.

24  PROSPECTUS

We also reserve the right, subject to applicable law:

•	Operate the Separate Account in any form permitted by law;

•	Take any action necessary to comply with, or obtain and continue any exemption from, applicable laws;

•

Transfer assets from one Sub-Account to another, or to our general account and to substitute the Portfolio Companies in which the Sub-Accounts invest subject to requirements of the Investment Company Act of 1940;

•	Add, combine, or remove Sub-Accounts in the Separate Account

•	Assess a charge for taxes attributable to the operations of the Separate Account or for other taxes, as described in “Charges and Deductions”; and

•

Change the way in which we assess other charges, as long as the total other charges do not exceed the amount currently charged by the Separate Account and the Portfolio Companies in connection with the Policies.

•	De-register the Separate Account under the Investment Company Act of 1940;

•	Manage the Separate Account under the direction of a committee or discharge such committee at any time;

•	Restrict or eliminate any voting rights of Policy Owners or other persons who have voting rights as to the Separate Account;

•	Combine the Separate Account with one or more other separate accounts; and

•

Transfer assets of the Separate Account, which we determine to be associated with the class of policies to which this Policy belongs, to another separate account. If this type of transfer is made, the term “Separate Account”, as used in the Policy, shall mean the separate account to which the assets were transferred.

We also reserve the right, subject to applicable laws and regulations and after providing notice to you, to discontinue accepting Premium payments and/or discontinue permitting transfers into Sub-Accounts of the Separate Account.

 Transfers

General. While the Policy is inforce, you may transfer Policy Value among the Fixed Account and Sub-Accounts in writing or by telephone. Currently, there is no minimum transfer amount. We may set a minimum transfer amount in the future. In the future, we may charge you the transfer fee, although currently we are waiving it.

You currently may not have Policy Value in more 21 Investment Options. Accordingly, we will not perform a transfer that would cause your Policy to exceed that limit. We may waive this limit in the future.

Generally, we only make transfers on Valuation Dates. See “Policy Value”. If we receive your request on a day that is not a Valuation Date, or if we receive your request after the close of business on the NYSE, we make the transfer on the first subsequent Valuation Date.

Special requirements apply to transfers from the Fixed Account. You may transfer a single payment from the Fixed Account to the Sub-Accounts only during the 60-day period beginning on the Issue Date or each Policy Anniversary. We do not process transfer requests involving the Fixed Account at any other time, except transfers pursuant to a Dollar Cost Averaging or Portfolio Rebalancing program.

You may not transfer Policy Value or allocate new Premiums into the Fixed Account if transfers are being made out under the Dollar Cost Averaging program. However, we may waive or modify these restrictions on transfers from the Fixed Account.

25  PROSPECTUS

This limit also applies to transfers under a Dollar Cost Averaging program, unless you choose to transfer your entire Fixed Account balance to Sub-Accounts. In that case, your maximum monthly transfer amount may not be more than 1/36th of your Fixed Account balance on the day of the first transfer.

The Policy permits us to defer transfers from the Fixed Account for up to six months from the date you request a transfer.

Transfers Authorized by Telephone. You may make transfers by telephone. Telephone transfers may not be available if all lines are busy. In that case, you will need to submit a written request or try to call later.

To give a third-party authorization, you must first send us a completed authorization form.

The cut off time for telephone transfer requests is 4:00 p.m. Eastern time. Requests completed before 4:00 p.m. will be effective on that day at that day’s price. Requests completed after 4:00 p.m. will be effective on the Valuation Date, at that day’s price.

We use procedures that we believe provide reasonable assurance that telephone authorized transfers are genuine. For example, we request identifying information from persons purporting to authorize transfers. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

At any time, we may suspend, modify or terminate your privilege to make transfers via the telephone, or via other electronic or automated means specifically approved by the Company, including, but not limited to, automated telephone services, facsimile machine, e-mail and electronic services via online access. Among other things, we reserve the right to limit the number of such transfers among the Sub-Accounts in any Policy Year, or to refuse any telephone transfer request. We also reserve the right to restrict such transfers in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Policy Owners.

Dollar Cost Averaging. Under our automatic Dollar Cost Averaging program, while the Policy is inforce you may authorize us to transfer a fixed dollar amount at fixed intervals from the Fixed Account or a Sub-Account of your choosing so long as your Policy Value is spread among no more than 21 Investment Options. The interval between transfers may be monthly, quarterly, semi-annually or annually, at your option. There are no fees associated with the Dollar Cost Averaging program. Transfers made under a Dollar Cost Averaging program will not be assessed a transfer fee and do not count towards the number of transfers you can make before a transfer fee applies. The transfers are made at the Accumulation Unit Value on the date of the transfer. The transfers continue until you instruct us otherwise, or until your chosen source of transfer payments is exhausted. Currently, the minimum transfer amount is $100 per transfer. We may change this minimum or grant exceptions. If you elect this program, the first transfer occurs one interval after you elect the Dollar Cost Averaging program. Your request to participate in this program is effective when we receive your completed application at the P.O. Box given on the first page of this Prospectus. Please call or write us for a copy of the application. You may elect to increase, decrease or change the frequency or amount of transfer payments under a Dollar Cost Averaging program. Special restrictions apply to transfers from the Fixed Account. Please see “ Transfers - General” for a discussion of these restrictions.

The theory of Dollar Cost Averaging is that by spreading your investment over time, you may be able to reduce the effect of transitory market conditions on your investment. In addition, because a given dollar amount purchases more units when the unit prices are relatively low rather than when the prices are higher, in a fluctuating market, the average cost per unit may be less than the average of the unit prices on the purchase dates. However, participation in this program does not assure you of a greater profit from your purchases under the program, nor does it prevent or necessarily reduce losses in a declining market. Moreover, while we refer to this program of periodic transfers generally as Dollar Cost Averaging, periodic transfers from a Sub-Account with more volatile performance experience is unlikely to produce the desired effects of Dollar Cost Averaging as would transfers from a less volatile Sub-Account. You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time.

26  PROSPECTUS

Portfolio Rebalancing. Portfolio Rebalancing allows you to maintain the percentage of your Policy Value allocated to each Sub-Account or the Fixed Account or both at a preset level. Over time, the variations in each Sub-Account’s investment results shift the balance of your Policy Value allocations. Under the Portfolio Rebalancing feature, we automatically transfer your Policy Value, including new Premiums, back to the percentages you specify. Portfolio Rebalancing is consistent with maintaining your desired allocation among the Investment Options.

You may choose to have rebalances made monthly, quarterly, semi-annually or annually. There are no fees associated with Portfolio Rebalancing. Transfers made under a Portfolio Rebalancing program will not be assessed a transfer fee and do not count towards the number of transfers you can make before a transfer fee applies. No more than 21 Investment Options can be included in a Portfolio Rebalancing program at one time. Transfers from the Fixed Account under a Portfolio Rebalancing program are subject to the overall limit on transfers from the Fixed Account. Accordingly, if the total amount transferred from the Fixed Account in any Policy Year reaches that limit before the end of the year, we do not transfer additional amounts from the Fixed Account for Portfolio Rebalancing purposes until the next Policy Year. We automatically terminate this option if you request any transfers outside the Portfolio Rebalancing program. If you wish to resume the Portfolio Rebalancing after it has been canceled, then you must complete a new Portfolio Rebalancing form and send it to our home office.

You may request Portfolio Rebalancing at any time by submitting a completed written request to us at the address given on the first page of this Prospectus. Please call or write us for a copy of the request form. If you stop Portfolio Rebalancing, you must wait 30 days to begin again. The date of your rebalancing must coincide with the same day of the month as your Issue Date. If you request rebalancing on your Policy application and specify the frequency, but not the date, for your first rebalancing, it occurs one interval after the Issue Date. Otherwise, your first rebalancing occurs one interval after we receive your completed request form. All subsequent rebalancing’s occur at the intervals you have specified on the day of the month that coincides with the same day of the month as your Issue Date.

Generally, you may change the allocation percentages, frequency or choice of Sub-Accounts at any time. If you include the Fixed Account in a Portfolio Rebalancing program, however, in any consecutive twelve months you may not change the allocation percentages more than twice and the total change to the Fixed Account allocation may not exceed 20%. We may waive this restriction.

If your total Policy Value subject to rebalancing falls below any minimum value that we may establish, we may prohibit or limit your use of Portfolio Rebalancing. You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time. We may change, terminate, limit or suspend Portfolio Rebalancing at any time.

Market Timing & Excessive Trading. The Policies are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Sub-Accounts and can disrupt management of a Portfolio Company and raise its expenses, which can impair the Portfolio Company’s performance and adversely affect your Policy Value. Our Policy is not to accept knowingly any premium intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Policy if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Policy.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolio Companies also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio Company, we will impose the trading limitations as described below under “Transfers - Trading Limitations.” Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may

27  PROSPECTUS

be able to engage in market timing and excessive trading, while others are prohibited, and the Sub-Account may experience the adverse effects of market timing and excessive trading described above.

Trading Limitations. We reserve the right to limit transfers among the investment alternatives in any Policy Year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

•

we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Policy Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Sub-Account or on the share prices of the corresponding Portfolio Company or otherwise would be to the disadvantage of other Policy Owners; or

•

we are informed by one or more of the Portfolio Companies that they intend to restrict the purchase, exchange, or redemption of the Portfolio Company shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of the Portfolio Company shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

•

the total dollar amount being transferred, both in the aggregate and in the transfer request; the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Sub-Account in a short period of time can constitute market timing);

•

whether your transfers follow a pattern that appears designed to take advantage of short-term market fluctuations, particularly within certain Sub-Account underlying the Portfolio Company that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Sub-Accounts);

•	whether the manager of the underlying Portfolio Company has indicated that the transfers interfere with the Portfolio Company management or otherwise adversely impact the Portfolio Company; and

•	the investment objectives and/or size of the Sub-Account’s underlying the Portfolio Company.

We seek to uniformly apply these trading limitations to all trades, including those that occur through omnibus accounts at intermediaries. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio Company may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Policy Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Policy Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Policy Owner from making future additions or transfers into the impacted Sub-Account(s) or will restrict that Policy Owner from making future additions or transfers into the class of Sub-Account(s) if the Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

Agreements to Share Information with Funds. Under the Investment Company Act of 1940, Wilton Reassurance Life Company of New York has entered into information sharing agreements with each of the fund companies whose funds are offered under the Policy. Policy Owner trading information is shared under these

28  PROSPECTUS

agreements as necessary for the fund companies to monitor fund trading and Wilton New York’s trading Policy. Under these agreements, Wilton New York is required to share information regarding Policy Owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about Policy Owner transactions, this information may include personal Policy Owner information, including names and social security numbers or other tax identification numbers. As a result of this information sharing, a fund company may direct us to restrict a Policy Owner’s transactions if the fund determines that the Policy Owner has violated the fund’s frequent trading policies. This could include the fund directing us to reject any allocations of premium or Policy Value to the fund.

Short-Term Trading Fees. The underlying Portfolio Companies are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio Company’s Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity and/or holding periods that can reduce or dilute the value of outstanding shares issued by the Portfolio Company. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio Company. If a Portfolio Company elects to adopt and charge redemption fees, these fees will be passed on to the Policy Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees and forward these fees to the Portfolio Company. Please consult the Portfolio Company’s prospectus for more complete information regarding the fees and charges associated with each Portfolio Company.

 Purchase of Policy and Premiums

Application for a Policy. You may apply to purchase a Policy by submitting a written application to us at the address given on the first page of this Prospectus. The maximum issue age is 80. The minimum Face Amount for a Policy is $100,000. Before we issue a Policy, we require you to submit evidence of insurability satisfactory to us. Acceptance of your application is subject to our underwriting rules. We reserve the right to reject your application for any lawful reason. If we do not issue a Policy to you, we return your Premium to you. We reserve the right to change the terms or conditions of your Policy to comply with changes in the applicable law. Not all riders may be available in all states. This Prospectus describes all material features of the Policy including all material variations.

We issue your Policy when we have determined that your application meets our underwriting requirements. The required premium for the Policy is based on the Insured’s age, sex, underwriting classification, Face Amount of the Policy, death benefit option, optional riders selected, and charges and expenses. We apply our customary underwriting standards to the proposed Insured. If on the Issue Date there are outstanding requirements, we will allocate your Premium when all requirements have been met. An example of an outstanding requirement is an amendment to your application that requires your signature. We commence coverage of the Insured under the Policy, on the later of: (i) the Issue Date, (ii) the date that we receive your first Premium, or (iii) the date that all underwriting requirements have been met.

If you pay a Premium with your application and your requested Face Amount is less than $1,000,000, we provide you with temporary conditional insurance only if you meet all of the terms of a conditional receipt. The temporary conditional insurance provides coverage during the underwriting of your application but only if you are ultimately approved for coverage on the same basis as the risk classification and Face Amount of coverage for which you applied. This temporary conditional coverage starts when you complete your application and pay the first Premium, unless a medical exam or lab test results are required. In that event, temporary conditional coverage starts when all medical exams and lab tests have been completed. The Issue Date determines Monthly Activity Days, Policy Months, and Policy Years.

Premium Payments. During the first Policy Year, you must pay an amount at least equal to the required Premium shown in your Policy. We send you a reminder notice if you pay annually, semi-annually or quarterly. You may also make a Monthly Automatic Payment.

29  PROSPECTUS

After the first Policy Year, you may pay additional Premium at any time, and in any amount, as long as your Premium would not cause your Policy to lose its status as a life insurance contract under the Tax Code, as explained in “Federal Taxes”. If you pay too little, the Policy will lapse subject to the Grace Period. Premiums must be sent to us at our address on the first page. Unless you request otherwise in writing, we treat all payments received while a Policy loan exists as new Premium.

Your Policy also shows a planned periodic Premium amount; however, you are not required to pay the planned periodic Premiums. You set the planned periodic Premium when you purchase your Policy. Your Policy will not lapse because you did not pay a planned periodic Premium.

Even if you pay all of the planned periodic Premiums, however, your Policy nevertheless may enter the Grace Period and thereafter lapse if you have not paid the required Safety Net Premium amount or the Coverage Guarantee Rider amount and the Net Surrender Value is no longer enough to pay the Monthly Deductions. Please see “How Your Policy Can Lapse” Yet, paying planned periodic Premiums will generally provide greater benefits than if a lower amount of Premium is paid.

Premium Limits. Before we accept any Premium that would require an increase in the net amount at risk under the Policy, you first must provide us with evidence of insurability. The Tax Code imposes limits on the amount of Premium that can be contributed under a life insurance policy. If you exceed this limit, your Policy will lose its favorable federal income tax treatment under the Tax Code. Accordingly, we will not accept any Premium that would cause your Policy to exceed this limit, unless you increase the Face Amount of your Policy appropriately. To obtain this increase, you must submit a written request to us and provide evidence of insurability meeting our then current underwriting standards. Otherwise, we will only accept the portion of your Premium that would cause your total Premiums to equal the maximum permitted amount and we will return the excess to you. In addition, we will not accept any additional Premium from you until we can do so without exceeding the limit set by the Tax Code.

Paying too much Premium also could cause your Policy to be treated as a “modified endowment contract” for federal income tax purposes. See “Federal Taxes - Modified Endowment Contracts”.

Safety Net Premium. The Safety Net Premium feature can enable you to keep your Policy (including any riders) in force during a specified period regardless of changes in the Policy Value. If the Insured is age 70 or less at the Issue Date, the specified period is the first ten Policy Years. If the Insured is age 71 to 75 at the Issue Date, it runs from the Issue Date until the next Policy Anniversary after the Insured’s 80th birthday. If the Insured is over age 75 at the Issue Date, it runs from the Issue Date until five years after the Issue Date.

Ordinarily, your Policy enters the Grace Period and may lapse if the Net Surrender Value is not sufficient to pay a Monthly Deduction when it is due. For additional discussion of lapse, please see “How Your Policy Can Lapse”. Under the Safety Net Premium feature, however, we guarantee that, regardless of declines in your Policy Value, your Policy will not enter the Grace Period if your total Premiums paid since the Issue Date, less any partial withdrawals and outstanding Policy loans, are greater than the monthly Safety Net Premium amount times the number of months since the Issue Date.

During the first Policy Year, the Safety Net Premium amount is the minimum Premium required in order to issue the Policy. In subsequent years, the Safety Net Premium is the same as that of the first year provided there are no changes made to your Policy. As a result, if you pay your required Premium on a timely basis, the Safety Net Premium feature remains in effect. Because the Safety Net Premium feature covers optional Riders, adding optional Riders to your Policy increases your Safety Net Premium amount. Face amount increases or decreases, partial withdrawals, and death benefit option changes may also affect the monthly Safety Net Premiums.

If at any time your total Premiums, less partial withdrawals and Policy Debt, are less than the product of the monthly Safety Net Premium times the number of Policy Months since the Issue Date, the Safety Net Premium guarantee ends. We will notify you and you will be given 61 days to satisfy any shortfall. If such payments are not made during this period, the Safety Net Premium provision will terminate. The Safety Net Premium feature can be reinstated at any time before the Safety Net expiry date if total premium payments received, less partial withdrawals and Policy Debt are greater than the sum of the required monthly Safety Net Premiums. For more detail about the circumstances in which the Policy will lapse, see “How Your Policy Can Lapse”.

30  PROSPECTUS

The following are examples of how the Safety Net Premium may change as a result of changes in your Policy:

Base Policy	Monthly Safety Net Premium
Face Amount $250,000, 32 Male Non-Smoker, Death Benefit Option 1, no riders	$81.46
Changes to Base Policy
Increase Face Amount to $300,000 in year 5	$102.17
Decrease Face Amount to $200,000 in year 5	$65.17
Partial Withdrawal of $3,000 in year 5	$80.48
Change to Death Benefit Option 2 in year 5	$80.90
Add Rider in year 5: Additional Insured Rider of $100,000 on 32 Female Non-Smoker	$96.63

Modified Endowment Contracts. Under certain circumstances, a Policy could be classified as a “modified endowment contract,” which is a category of life insurance policy defined in the Tax Code. If your Policy were to become a modified endowment contract, distributions and loans from the Policy could result in current taxable income for you, as well as other adverse tax consequences. These tax consequences are described in more detail in “Federal Taxes - Modified Endowment Contracts.”

Your Policy could be a Modified Endowment Contract if, among other things, you pay too much Premium or if the Death Benefit is reduced. We monitor the status of your Policy and advise you if you need to take action to prevent the Policy from becoming a modified endowment contract. If you pay a Premium that would result in this classification, we notify you and allow you to request a refund of the excess Premium, or other action, to avoid having your Policy become a modified endowment contract. If, however, you choose to have your Policy become a modified endowment contract, we do not refund the Premium.

Your Policy will be a Modified Endowment Contract if it is issued in exchange for a modified endowment contract issued by another insurer. Your Policy will not be a modified endowment contract if it is issued in exchange for a non-modified endowment contract in a transaction that qualifies under Section 1035 of the Tax Code. However, paying additional Premium into such a Policy could cause it to become a modified endowment contract. For more information, please consult your tax adviser.

If you replace a modified endowment contract issued by another insurer with a Policy, your Policy will also be deemed a modified endowment contract. Our ability to determine whether a replaced Policy issued by another insurer is a modified endowment contract is based solely on the sufficiency of the Policy data we receive from the other insurer. We do not consider ourselves liable to you if that data is insufficient to accurately determine whether the replaced Policy is a modified endowment contract. You should discuss this issue with your tax adviser if it pertains to your situation. Based on the information provided to us, we will notify you as to whether you can contribute more Premiums to your Policy without causing it to become a modified endowment contract.

Allocation of Premiums. Your Net Premiums are allocated to the Sub-Account(s) and the Fixed Account in the proportions that you have selected. You must specify your allocation percentages in your Policy application. Percentages must be in whole numbers and the total allocation must equal 100%. We allocate your subsequent Net Premiums in those percentages until you give us new allocation instructions.

Initially, you may allocate your Policy Value among twenty-one (21) options, counting each Sub-Account and the Fixed Account as one option. You may allocate Policy Value among these options from time to time so long as your Policy Value is spread among no more than the 21 options. In the future, we may change or waive this limit.

We allocate your initial Net Premium to the Sub-Accounts and the Fixed Account, as you have instructed us, on the Issue Date. If you do not pay the first Premium until after the Issue Date, we allocate your initial Net

31  PROSPECTUS

Premium to the Sub-Accounts and the Fixed Account on the date we receive it at the Home Office. If there are outstanding requirements when we issue the Policy, your Premiums are not allocated until all requirements are satisfied. In these cases, the Premium is held in an account without interest until the outstanding requirements are satisfied. We do not credit earnings or interest before the Issue Date.

Sub-Account Valuation. Net Premium payments are credited to the Sub-Accounts on the basis of the Sub-Account valuation next determined after receipt of the Premium. For Premiums received before the New York Stock Exchange closes the Net Premium is allocated to the Sub-Accounts based on the Sub-Account Accumulation Unit value determined at the close of that regular business session of the New York Stock Exchange (usually 3:00p.m. Central Time). If we receive the Premium after the close of the New York Stock Exchange, it is allocated based on the Sub-Account Accumulation Unit value determined at the close of the next regular session of the New York Stock Exchange. We convert amounts allocated to the Sub-Accounts into Accumulation Units by dividing the dollar amount allocated by the Accumulation Unit value for that Sub-Account on the Valuation Date when the allocation occurs.

 Policy Value

General. Your Policy Value is the sum of the values of your interests in the Sub-Accounts of the Separate Account plus the value of the Fixed Account and the Loan Account. Your Policy Value changes daily to reflect the performance of the Sub-Accounts you have chosen, the addition of interest credited to the Fixed Account, the addition of Net Premiums, and the subtraction of partial withdrawals and charges assessed. There is no minimum guaranteed Policy Value.

The Accumulation Unit Value for each Sub-Account varies to reflect the investment experience of the applicable Portfolio. We determine the Accumulation Unit Value for each Sub-Account on each Valuation Date by multiplying the Accumulation Unit Value on the preceding Valuation Date by the Net Investment Factor for that Sub-Account for the Valuation Period then ended.

The Net Investment Factor for each Sub-Account is (1) divided by (2), where:

1)   equals (a) the net asset value per share of the Portfolio held in the Sub-Account at the end of the current Valuation Period, plus (b) the per share amount of any dividend or capital gains distribution made by the Portfolio during the current Valuation Period, plus or minus (c) a per share credit or charge with respect to any taxes which we paid or for which we reserved during the Valuation Period which are determined by us to be attributable to the operation of the Sub-Account (no federal income taxes currently are applicable); and

2)   is the net asset value per share of the Portfolio held in the Sub-Account at the end of the previous Valuation Period.

Please refer to the Prospectuses for the Portfolios for a description of how the assets of each Portfolio are valued, since that determination has a direct bearing on the Net Investment Factor of the corresponding Sub-Account and, therefore, your Policy Value.

On each Valuation Date, the portion of your Policy Value in a particular Sub-Account will equal:

(1)	The total value of your Accumulation Units in the Sub-Account; plus

(2)	Any Net Premium received from you and allocated to the Sub-Account during the current Valuation Period; plus

(3)	Any Policy Value transferred to the Sub-Account during the current Valuation Period; minus

(4)	Any Policy Value transferred from the Sub-Account during the current Valuation Period; minus

(5)	Any amounts withdrawn by you (plus the applicable withdrawal charge) from the Sub-Account during the current Valuation Period; minus

(6)	The portion of any Monthly Deduction allocated to the Sub-Account during the current Valuation Period for the Policy Month following the Monthly Deduction Day.

32  PROSPECTUS

On each Valuation Date, the portion of your Policy Value in the Fixed Account will equal:

(1)	Any Net Premium allocated to it, plus

(2)	Any Policy Value transferred to it from the Sub-Accounts; plus

(3)	Interest credited to it; minus

(4)	Any Policy Value transferred out of it; minus

(5)	Any amounts withdrawn by you (plus the applicable withdrawal charge); minus

(6)	The portion of any Monthly Deduction allocated to the Fixed Account.

(7)	All Policy Values equal or exceed those required by law. Detailed explanations of methods of calculation are on file with the appropriate regulatory authorities.

Written Requests and Forms in Good Order. Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in “good order.” Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.

Postponement of Payments. We may defer for up to fifteen days the payment of any amount attributable to a Premium paid by check to allow the check a reasonable time to clear. We may postpone paying any amount for a total surrender or a partial withdrawal, the disbursement of a Policy loan, or the payment of the Death Benefit Proceeds, in the following circumstances:

(i) whenever the New York Stock Exchange (“NYSE”) is closed (other than customary weekend and holiday closings); (ii) when trading on the NYSE is restricted or an emergency exists, as determined by the Securities and Exchange Commission (“SEC”), so that disposal of the Separate Account’s investments or determination of the value of its net assets is not reasonably practicable; or (iii) at any other time permitted by the SEC for your protection.

In addition, we may delay payment of the Surrender Value in the Fixed Account for up to six months or a shorter period if required by law. If we defer payment for more than 30 days, we add interest at our current rate from the time you asked for the Surrender Value in accordance with applicable state law.

We may postpone paying any amount for a total surrender, a partial withdrawal, or the disbursement of a Policy loan to authenticate the signature on a request. In the event that we postpone payment, the request will not be effective until we have validated the signature on the request to our satisfaction. Once accepted, the request for a total surrender, a partial withdrawal, or a Policy loan will be paid within seven days.

 Death Benefit

Death Benefits. While your Policy is inforce, we pay the Death Benefit proceeds upon the death of the Insured. We will pay the Death Benefit proceeds to the named Beneficiary(ies) or contingent Beneficiary(ies). As described below in “Settlement Options”, we pay the Death Benefit proceeds in one sum or under an optional payment plan.

The Death Benefit proceeds payable to the Beneficiary equal the applicable Death Benefit, less any Policy Debt and less any due and unpaid charges. The proceeds may be increased, if you have added a rider that provides an additional benefit. Riders which may impact the death benefit include the Accidental Death Benefit Rider, the Additional Insured Term Rider, the Primary Insured Term Rider, the Overloan Protection Rider, and the Accelerated Death Benefit Riders. Please see “Other Benefits Available Under Your Policy”. We determine the amount of the Death Benefit proceeds as of the end of the Valuation Period during which the Insured dies. We usually pay the Death Benefit proceeds within seven days after we have received due proof of death and all other

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requirements we deem necessary have been satisfied. The amount of the Death Benefit is based on the Death Benefit Option you have selected, any increases or decreases in the Face Amount, and in some instances your Policy Value.

Death Benefit Options. The minimum Death Benefit is equal to the Face Amount. You may choose one of two Death Benefit Options:

Option 1: the Death Benefit is the greater of: (a) the Face Amount of the Policy on the date of death; or (b) the Policy Value multiplied by the applicable corridor percentage as described below, and as set forth in your Policy. Option 1 is designed to provide a specific amount of Death Benefit that generally does not vary with changes in the Policy Value. As your Policy Value increases, the net amount at risk under your Policy generally decreases, unless your Policy Value is sufficiently large to require that the Death Benefit be determined using the applicable corridor percentage.

Option 2: the Death Benefit is the greater of: (a) the Face Amount plus the Policy Value on the date of death; or (b) the Policy Value multiplied by the applicable corridor percentage. Under Option 2, the amount of the Death Benefit generally increases to reflect increases in the Policy Value. Under this option your Policy generally involves a constant net amount at risk. If this Policy is inforce on the Policy Anniversary following the insured’s 100th birthday and Option 2 has been selected, the death benefit option will change to Option 1.

While your Policy remains inforce, we guarantee that the Death Benefit will not be less than the greater of the current Face Amount of the Policy or the Policy Value multiplied by the applicable corridor percentage. We have set forth the applicable corridor percentages in the Policy. The corridor percentages are based upon the age of the Insured. The applicable corridor percentage decreases from 250% at age 40 or less to 100% at age 100 or above.

Since the cost of insurance charge is based upon the net amount at risk, it generally is less under a Policy with an Option 1 Death Benefit than one with an Option 2 Death Benefit. As a result, if the Sub-Accounts you select experience favorable investment results, your Policy Value tends to increase faster under Option 1 than under Option 2, but the total Death Benefit under Option 2 increases or decreases directly with changes in Policy Value. Thus, for a given Premium and Face Amount, you may prefer Option 1 if you are more interested in the possibility of increasing your Policy Value based upon favorable investment experience, while you may prefer Option 2 if you are seeking to increase total Death Benefits.

Example of Applicable Corridor Percentage. The corridor percentages are set so as to seek to ensure that the Policies qualify for favorable federal income tax treatment. An increase in Policy Value due to favorable investment experience may increase the Death Benefit above the Face Amount, and a decrease in Policy Value due to unfavorable investment experience may decrease the Death Benefit (but not below the Face Amount). For example, if in the example below the Policy Owner paid a Net Premium of $40,000 and the Policy Value increased to $48,000 and then decreased to $34,000, the changes in Policy Value would have the following effects on the Death Benefit:

EXAMPLES	A	B
Face Amount	$100,000	$100,000
Death Benefit Option	1	1
Insured’s Attained Age	32	32
Policy Value on Date of Death	$48,000	$34,000
Applicable Corridor Percentage	250%	250%
Death Benefit	$120,000	$100,000

In Example A, the Death Benefit equals $120,000, i.e., the greater of $100,000 (the Face Amount) and $120,000 (the Policy Value at the Date of Death of $48,000, multiplied by the corridor percentage of 250%). This amount, less any Policy Debt and unpaid charges, constitutes the Death Benefit proceeds that we would pay to the Beneficiary.

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In Example B, the Death Benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Policy Value of $34,000 multiplied by the corridor percentage of 250%).

Change to Death Benefit Option. After the first Policy Year, you may change the Death Benefit Option by writing to us at the address given on the first page of this Prospectus. If you ask to change from Option 2 to Option 1, we increase the Face Amount of your Policy by the amount of the Policy Value. If you ask to change from Option 1 to Option 2, we decrease the Face Amount of your Policy by the amount of the Policy Value. The change takes effect on the Monthly Activity Day on or immediately following the day we receive your written request. We do not currently require you to prove insurability for a Death Benefit Option change. In addition, changes to the death benefit option may have tax consequences.

Change to Face Amount. You may change the Face Amount after the first Policy Year. You may request the change by writing to us at the address shown on the first page of this Prospectus. You should be aware that a change in the Face Amount changes the net amount at risk and, therefore, changes the cost of insurance charges on your Policy. The change will take effect on the Monthly Activity Day after we approve the request. We do not permit a Face Amount change if the Policy is in the Grace Period.

If you request a decrease in Face Amount, we first apply it to coverage provided by the most recent increase in Face Amount, then to the next most recent increase successively and finally to the coverage under the original application. We do not permit a decrease in the Face Amount of your Policy if afterward the Face Amount remaining inforce would be less than $100,000. A decrease in the Face Amount affects the Safety Net Premium, if applicable. A Face Amount decrease will not be subject to a partial withdrawal fee, even if the reduction triggers a mandatory withdrawal of funds from this Policy.

To apply for an increase in the Face Amount, you must submit to us a supplemental application, accompanied by satisfactory evidence that the Insured is insurable. We do not permit any increase in Face Amount after the Insured’s 80th birthday. The minimum amount of a Face Amount increase is $10,000. You may not increase the Face Amount of your Policy more often than once every twelve months.

You should be aware that an increase in the Face Amount of your Policy affects the cost of insurance charges applicable to your Policy. As noted above, we deduct a larger amount of cost of insurance charges, because an increase in the Face Amount also increases the net amount at risk under your Policy. We will not approve a request for a Face Amount increase if the Net Surrender Value is too small to pay the Monthly Deduction for the Policy Month following the increase. As described in “Charges and Deductions - Surrender Charge”, if you increase the Face Amount of your Policy, your maximum surrender charge also increases. Finally, increases in the Face Amount of your Policy also increase the Safety Net Premium amount. Modifying the Policy’s Face Amount may have tax ramifications. For additional information, please see “Federal Taxes”.

Limit on Right to Contest. We may not contest the insurance coverage under the Policy after the Policy has been inforce for two years while the Insured is alive. If the Policy has lapsed and been reinstated, we may not contest the reinstatement after two years from the date of the reinstatement while the Insured is alive. We may not contest any increase in the Face Amount of the Policy after the increase has been in effect for two years while the Insured is alive.

Suicide. If the Insured commits suicide while sane or kills him or herself while insane within two years of the Issue Date or within two years of any increase in the Face Amount, we are not required to pay the full Death Benefit that would otherwise be payable. Instead, we will pay an amount equal to the Policy Value less any Policy Debt and the Policy will stop. If within two years of the effective date of any increase in the Face Amount the Insured commits suicide while sane or kills him or herself while insane, we will pay a Death Benefit for the increase equal to the total cost of insurance charges.

Misstatement as to Age and Sex. If the age or sex of the Insured is incorrectly stated in the application, we will adjust the Death Benefit appropriately as specified in the Policy.

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Other Benefits Available Under the Policy

General. In addition to the standard death benefits associated with the Policy, other standard and/or optional benefits may also be available to you. The following tables summarize information about those benefits. Information about the fees associated with each benefit included in the table may be found in the Fee Table.

Optional Benefit Table

Name of Benefit	Purpose	Brief Description of Restrictions or Limitations

Children’s Level Term Rider	Provides for level term insurance on the Insured’s children.	We provide coverage until the earlier of the child’s 25th birthday or the Insured’s age 65. We pay the Death Benefit to the person designated by you.

Accidental Death Benefit Rider	Provide additional insurance if the Insured dies from accidental bodily injury.	This rider ends when one of the following occurs: (1) the Policy terminates; (2) the next Policy Anniversary after the Insured’s 70th birthday; or (3) you ask to end the rider.

Continuation of Payment Rider	Under this rider, we contribute a monthly amount to the Policy Value if the Insured becomes totally disabled as defined in the rider.	This rider ends when one of the following occurs: (1) the Policy terminates; (2) the Insured reaches age 60; or (3) you ask to end the rider.

Guaranteed Insurability Rider	This rider provides the option to increase the Face Amount of the Policy on the Policy anniversaries following the attainment of certain Insured’s ages without proof of insurability.

Only available at Policy issue ages 38 and younger.

Election of an unscheduled increase due to life event results in forfeiting the next scheduled increase. The option to increase the Face Amount as of any particular option date will, if not exercised, expire at the end of the period during which such option was available.

Additional Insured Term Rider	This rider provides life insurance coverage on an Additional Insured.

You may renew the coverage until the Additional Insured reaches age 80. Until the Additional Insured’s 75th birthday, you may exchange the rider for a new Policy on the Additional Insured’s life subject to certain conditions as defined in the rider.

Primary Insured Term Rider	This rider provides additional term life insurance coverage on the Primary Insured.

You may renew this coverage until the Insured reaches age 80. Until the Insured reaches age 75, you may exchange the rider for a new Policy. In addition, after the first Policy Year and until the Insured reaches age 75, you may convert the rider to the base Policy.

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Coverage Guarantee Rider	The Coverage Guarantee Rider can enable you to keep your policy in force for a specified period of time which is longer than the Safety Net Period, regardless of the performance of your Policy Value.	This rider is available if the Insured is between 18 and 80 at the Issue Date, and the rider must be elected at policy issue.

Standard Benefit Table

Name of Benefit	Purpose	Brief Description of Restrictions or Limitations

Accelerated Death Benefit Rider, Terminal Illness	Provides for an advance of a portion of the Death Benefit if the Insured is diagnosed with a terminal illness and satisfactory proof of the terminal illness is provided to us.

A terminal illness is a medical condition that, notwithstanding medical care, will result in death within twelve months, or as otherwise provided by applicable state law.

The Death Benefit and Policy Value of your Policy are reduced if an accelerated benefit is paid.

There is a charge when the benefit is elected.

The maximum accelerated death benefit you may receive is less than the Death Benefit and capped and subject to discounting, fees, required unpaid Premiums and any outstanding charges.

Overloan Protection Rider	Guarantees the Policy will not lapse due to Policy loans exceeding the Surrender Value.

Only available if Policy has been in force for at least 15 years and the Insured has attained age 75.

No additional premiums or withdrawals are permitted.

There is a one-time charge of 4.5% of the Policy Value upon election.

The rider benefit is only available if certain conditions are met.

Dollar Cost Averaging	You may automatically transfer a set amount every month from any Sub-Account or the Fixed Account to any Sub-Account or the Fixed Account.	There is a minimum transfer amount of $100 per transfer. This cannot be used with Portfolio Rebalancing.

Portfolio Rebalancing	We will automatically rebalance the Policy Value in each Sub-Account and return it to the desired percentage allocations each quarter.

If rebalancing is stopped, there is a 30 day waiting period to resume the program.

May not change allocation percentages more than twice in a 12 month period and total change to Fixed Account may not exceed 20%.

This cannot be used with Dollar Cost Averaging.

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Riders

•	Children’s Level Term Rider

This rider provides for level term insurance on the Insured’s children, as defined in the rider. We provide coverage until the earlier of the child’s 25th birthday or the Insured’s age 65. We pay the Death Benefit to the person designated by you. If the Insured dies while the rider is in effect, we convert the coverage on each child to paid-up term insurance that remains in force until the child reaches age 25. The rider may be exchanged for a new term policy on the earlier of each child’s 25th birthday, or the Insured’s age 65. We do not require evidence of insurability to exchange the rider. For example, if this rider is selected with a benefit amount of $10,000, and the insured child dies prior to their 25th birthday when the Insured is 65 or younger, we would pay you the $10,000 benefit.

•	Accidental Death Benefit Rider

Under this rider, we provide additional insurance if the Insured dies from accidental bodily injury as defined in the rider. This rider ends when one of the following occurs: (1) the Policy terminates; (2) the next Policy Anniversary after the Insured’s 70th birthday; or (3) you ask to end the rider. For example, if this rider is selected with a $100,000 benefit and the Insured dies in an accident, such as a car wreck, prior to their 70th birthday, we would pay the Policy Beneficiary $100,000 in addition to the Death Benefit of the Policy.

•	Continuation of Payment Rider

Under this rider, we contribute a monthly amount to the Policy Value if the Insured becomes totally disabled as defined in the rider. This rider ends when one of the following occurs: (1) the Policy terminates; (2) the Insured reaches age 60; or (3) you ask to end the rider. For example, if this rider is selected with a benefit amount of $750, and the Insured becomes disabled before they reach 60, we will pay $750 to the Policy every month during the Insured’s disability.

•	Additional Insured Term Rider

This rider provides life insurance coverage on an Additional Insured. We pay the Face Amount of the rider to the named Beneficiary when we receive due proof that the Additional Insured died while the rider was in force. You may renew the coverage until the Additional Insured reaches age 80. Until the Additional Insured’s 75th birthday, you may exchange the rider for a new Policy on the Additional Insured’s life, subject to certain conditions as defined in the rider. We do not require evidence of insurability to exchange the rider.

•	Primary Insured Term Rider

This rider provides additional term life insurance coverage on the Primary Insured. You may renew this coverage until the Insured reaches age 80. Until the Insured reaches age 75, you may exchange the rider for a new Policy. In addition, after the first Policy Year and until the Insured reaches age 75, you may convert the rider to the base Policy. We do not require evidence of insurability to exchange or convert the Policy. If you purchase this rider, your surrender charge is less than if you purchased a single Policy with the same Face Amount as the total coverage of your Policy and Primary Insured Term Rider. In addition, at least initially your total insurance charges are lower for a Policy/Primary Insured Term Rider combination, although they may be higher if your Policy Value increases and the net amount at risk under your Policy decreases sufficiently.

Commissions payable to sales representatives on the sale of Policies with a Primary Insured Term Rider are calculated based on the total premium payments made for the base Policy and the rider. The commissions will vary depending on the ratio of the premium for the base Policy and the rider. The same amount of premium will result in the highest commission when there is no rider, with the commission declining as the portion of the death benefit coverage allocated to the rider increases. Thus, the lowest commission amount is payable when the maximum rider is purchased.

•	Accelerated Death Benefit Rider, Terminal Illness

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This rider provides for an advance of a portion of the Death Benefit if the Insured is diagnosed with a terminal illness and satisfactory proof of the terminal illness is provided to us. A terminal illness is a medical condition of the Insured that, notwithstanding medical care, will result in death within twelve months, or as otherwise provided by applicable NY law. You may add this rider after your Policy is issued. There is no additional cost for this rider. The maximum accelerated death benefit you may receive is the lesser of:

(i)	80% of the Death Benefit as of the date the first request is paid; or

(ii)	$250,000, including all other accelerated benefit amounts paid under all policies issued by us on the life of the Insured.

The Death Benefit and Policy Value of your Policy are reduced if an accelerated benefit is paid. The amount of Death Benefit that you request to accelerate is reduced by:

(i)	any due and uncollected Monthly Deductions, or unpaid required Premium if a claim occurs during a Grace Period;

(ii)	if allowed in your state, an administrative expense charge of up to $150 for each accelerated benefit request;

(iii)	pro-rata amount of any outstanding Policy loan; and

(iv)	twelve-month actuarial discount that reflects the early payment of the accelerated benefit amount.

For example, if the Insured’s Face Amount is $100,000 and they are diagnosed with a terminal illness, such as pancreatic cancer, and their life expectancy is less than twelve months, upon the Policy Owner’s request we will pay the Policy Owner $80,000 less an administrative fee of $150. The remaining Death Benefit for the Policy payable at the Insured’s death is $20,000.

•	Overloan Protection Rider

If the benefit is elected under this rider, the Policy will not lapse due to Policy loans exceeding the Surrender Value. The Overloan Protection Rider converts your Policy to a paid-up policy, which cannot lapse. As a paid- up policy, no additional premiums or withdrawals are permitted. No additional monthly charges are deducted from your Policy. You are permitted to repay any outstanding loans on the Policy. There is no charge for the rider unless the benefit is elected, when a one-time charge of 4.5% of the Policy Value will be deducted. The rider benefit is only available if certain conditions are met. These conditions are;

1)  the Policy has been in force for at least 15 Policy Years;

2)  the Insured has attained age 75;

3)  the Death Benefit option for the Policy must be Option 1;

4)  the Policy Debt is greater than the Face Amount;

5)  the Policy Debt is at least 90% of the Surrender Value;

6)  the sum of all partial withdrawals must be at least equal to the sum of all Premiums paid;

7)  the Policy must not be a modified endowment contract (MEC) as defined by federal tax laws, and exercising the rider must not cause the Policy to become a MEC; and

8)  the Policy Debt is no more than 99.9% of the Surrender Value after the overloan protection election charge has been deducted from the Policy Value.

For example, if the Policy has a Face Amount of $100,000, the Policy Owner purchased the Policy in 2005, the current year is 2021 and the Insured’s attained age is 95. All Premiums have been withdrawn from the Policy and loans were taken. The Policy Debt currently is greater than the Face Amount and all other rider conditions are met. The Overloan Protection Rider is exercised, the one-time 4.5% charge is taken and the Policy remains inforce for the rest of the Insured’s lifetime. Once the rider has been exercised, the Policy Owner can no longer pay premiums or take loans or withdrawals.

•	Coverage Guarantee Rider

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The Coverage Guarantee Rider can enable you to keep your policy in force for a specified period of time which is longer than the Safety Net Period, regardless of the performance of your Policy Value. This rider is available if the Insured is between 18 and 80 at the Issue Date, and the rider must be elected at policy issue.

The Coverage Guarantee Rider provides two possible coverage periods: Extended Coverage and Lifetime Coverage. Extended Coverage has a coverage period which extends to the later of the policy anniversary following the insured’s 70th birthday, or 20 years. Lifetime Coverage has a specified period which extends to the anniversary following the insured’s 121st birthday.

Both the Extended and Lifetime Coverages are in effect as long as cumulative premium requirements are met for each level of coverage. On each monthly activity date after the Issue Date, a cumulative premium test is performed for both Extended Coverage and Lifetime coverage. Total premiums paid since the Issue Date, less any partial withdrawals and policy debt, are compared to the monthly Extended and Lifetime coverage premiums, times the number of months since the Issue Date. The Lifetime Coverage monthly premiums will be greater than the Extended Coverage monthly premiums in most cases. As a result, Extended Coverage may be in effect while Lifetime coverage is not in effect because the cumulative premium requirement is lower.

If the Lifetime Coverage premium test is not met, it can be reinstated within an 18 month time period. In order to reinstate, total premiums paid since the Issue Date, less partial withdrawals and policy debt; must exceed the monthly Lifetime Coverage Premium times the number of months since the Issue Date. If the Lifetime Coverage monthly premium test is not met for 18 consecutive months, Lifetime Coverage will permanently expire and cannot be reinstated. The Coverage Guarantee rider can still be in effect for Extended Coverage if Lifetime Coverage expires, during the Extended Coverage period.

If the Extended Coverage premium test is not met, it can be reinstated within an 18 month time period. In order to reinstate, total premiums paid since the Issue Date, less partial withdrawals and policy debt; must exceed the monthly Extended Coverage Premium times the number of months since the Issue Date. If the Extended Coverage monthly premium test is not met for 18 consecutive months, Extended Coverage will permanently expire and cannot be reinstated. The Coverage Guarantee rider will expire when both the Lifetime and Extended Coverages expire. Upon expiry of the Coverage Guarantee Rider, the Safety Net Premium feature may still be in effect.

The inclusion of other riders may increase the monthly Extended Coverage and Lifetime Coverage premiums. Certain riders will not be available on a policy with the Coverage Guarantee Rider, and others will eliminate the Lifetime Coverage level. The following is a summary of restrictions:

1)  The Guaranteed Insurability Rider is not available with the Coverage Guarantee Rider;

2)  Lifetime Coverage is not available if the Policy contains the Additional Insured Term rider or the Primary Insured Term rider. Extended Coverage is available, however, subject to the conditions in #3;

3)  The sum of the face amounts on the Primary Insured Term rider and all Additional Insured Term riders cannot exceed three times the face amount of the base policy if the Coverage Guarantee Rider is attached to a policy;

4)  An Additional Insured Term rider cannot be added or increased after the Issue Date on a policy with the Coverage Guarantee Rider.

The Coverage Guarantee rider will expire on the earliest of the following events:

1)  At the end of the latest coverage period available under the rider;

2)  Failure to meet the cumulative premium requirements for both Lifetime Coverage and Extended Coverage;

3)  The date the Policy terminates;

4)  Upon your written request;

5)  Violation of any investment rules or restrictions in place at the Issue Date (currently, there are no investment restrictions);

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6)  An elective face amount increase on the policy;

7)  A death benefit option change;

8)  Adding the Additional Insured Term rider after the policy issue date.

•	Guaranteed Insurability Rider

This rider provides the option to increase the face amount of the policy on the policy anniversaries following the attainment of ages 25, 28, 31, 34, 37 and 40 without proof of insurability. Unscheduled increases are allowed in lieu of the attained age increase options at the following life events: birth, marriage and adoption. Election of an unscheduled increase due to life event results in forfeiting the next scheduled increase. The option to increase the Face Amount as of any particular option date will, if not exercised, expire at the end of the period during which such option was available. This rider is available to Insureds 38 years old and younger.

For example, if the Policy has a Face Amount of $100,000 and this rider is selected, on the Insured’s 31st birthday, the Policy Owner may increase the Policy Face Amount by $50,000 without additional underwriting. If the Insured gets married the next year, the Policy Owner can again increase the Face Amount without underwriting, but they cannot do another increase at age 34. They will have to wait until age 37 for the next Face Amount increase without underwriting unless they have a new child prior to the Insured’s 37th birthday.

Other Benefits

•

Dollar Cost Averaging - Through our Dollar Cost Averaging Program, at no additional charge, you may automatically transfer a set amount every month (or other intervals we may offer) from any Sub-Account or the Fixed Account to any Sub-Account. See “ Transfers-Dollar Cost Averaging”. In this example, the owner elects to transfer a specified fixed amount of $1,000 monthly from Sub-Account A to Sub-Account B.

Balance of Sub-Account A Prior to Transfer	$100,000

Balance of Sub-Account B Prior to Transfer	$100,000

Transfer from Sub-Account A to Sub-Account B	$1,000

Balance of Sub-Account A After Transfer	$99,000

Balance of Sub-Account B After Transfer	$101,000

•

Portfolio Rebalancing - If you select our Portfolio Rebalancing Program, at no additional charge, we will automatically rebalance the Policy Value in each Sub-Account and return it to the desired percentage allocations each quarter. We will not include money you allocate to the Fixed Account in the Portfolio Rebalancing Program. See “Transfers-Portfolio Rebalancing”. In this example, the owner decides to allocate $100,000 across 3 funds, 60% to Fund A, 25% to Fund B and 15% to Fund C. The owner rebalances on an annual basis. One year after $100,000 is invested in three different portfolio companies, Fund A grew 22%, Fund B grew 9% and the Fund C grew 4%.

	Original Allocation Fund		Performance Year End	Allocation Prior to Rebalance		Year End Allocation After Rebalance
Fund A	60%	$60,000.00	22%	63.1%	$73,200.00	60%	$69,630.00
Fund B	25%	$25,000.00	9%	23.5%	$27,250.00	25%	$29,012.50
Fund C	15%	$15,000.00	4%	13.4%	$15,600.00	15%	$17,407.50
Total	100%	$100,000.00		100.0%	$116,050.00	100%	$116,050.00

At the end of one year, the percentage of funds allocated to Fund A changed from 60% to 63.1%. Fund B changed from 25% to 23.5% and Fund C changed from 15% to 13.4%. The auto-rebalance feature rebalances the Sub-Accounts within the Separate Account to reflect the specified allocation. The number of units for each Sub-Account are adjusted to reflect the specified allocation percentages. The rebalanced allocation reflects the specified allocations of 60% in Fund A, 25% in Fund B and 15% in Fund C.

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Settlement Options

We pay the surrender proceeds or Death Benefit proceeds under the Policy in one sum or under one of the settlement options that we then offer. The one sum payment may be paid in a single payment or deposited to an interest bearing account, if available. You may request settlement option by notifying us in writing at the address given on the first page of this Prospectus. We transfer to our Fixed Account any amount placed under a settlement option, which will not be affected thereafter by the investment performance of the Separate Account. We do not permit surrenders or partial withdrawals after payment under a settlement option commences.

The amount applied to a settlement option must include at least $5,000 of Policy Value and result in installment payments of not less than $50. When the proceeds are payable, we inform you concerning the rate of interest we credit to funds left with us. We guarantee that the rate of interest used to calculate the monthly benefit will not be less than an effective annual rate of 2%. We may pay interest in excess of the guaranteed rate.

We currently offer the settlement options described below:

Fixed Payments. We pay a selected monthly income until the proceeds, and any interest credits, are exhausted. If the payee dies before the end of the guarantee period, we continue payments to a successor payee until the end of the guarantee period.

Life Income Guaranteed Period Certain. We pay the proceeds in a monthly income for the longer of the payee’s life or the selected guarantee period of between five and twenty years. We make monthly payments for at least as long as the guarantee period selected. If the payee dies before the end of the guarantee period, we continue payments to a successor payee until the end of the guarantee period. If the payee dies after the end of the guarantee period, we stop payments when the payee dies. This settlement option is not available if settlement is to a non-natural Policy Owner or non-natural Beneficiary.

Life Income. We pay the proceeds in a monthly income for as long as the payee lives. We stop payments when the payee dies. It is possible for the payee to receive only one payment under this option, if the payee dies before the second payment is due. This settlement option is not available if settlement is to a non-natural Policy Owner or non-natural Beneficiary.

In addition, we may agree to other settlement option plans. Write or call us to obtain information about them.

You may request that the proceeds of the Policy be paid under a settlement option by submitting a request to us in writing before the death of the Insured. If at the time of the Insured’s death, no settlement option is in effect, the Beneficiary may choose a settlement option after the Death Benefit is payable and before it is paid. If you change the Beneficiary, the existing choice of settlement option becomes invalid and you may either notify us that you wish to continue the pre-existing choice of settlement option or select a new one.

Making Withdrawals: Accessing the Money in Your Policy

Surrender. While your Policy is inforce, you may surrender the Policy. Your Policy and all riders terminate on the day we receive your written request, or the surrender effective date requested by you, whichever is later. The Net Surrender Value equals the Policy Value, minus the surrender charge, minus any Policy Debt. Upon surrender, we pay you the Net Surrender Value determined as of the day we receive your written request. We ordinarily pay you the Net Surrender Value of the Policy within seven days of our receiving your complete written request or on the effective surrender date you request, whichever is later. We may, however, postpone payment in the circumstances described in the “Policy Value - Postponement of Payments” section. The Policy cannot be reinstated once it is surrendered. You may receive the surrender proceeds in a single payment or under any of the settlement options we offer. We have set forth the tax consequences of surrendering the Policy in “Federal Taxes”.

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The following is an example of the calculation of the Net Surrender Value for a Policy surrendered the first Policy Year:

Example (32-Year Old Non-Smoking Male):
Face Account =	$100,000
Annual Premium =	$3,000
Policy Value =	$2,650
Surrender Charge =	$934
Net Surrender Value =	$1,716

Partial Withdrawal. While the Policy is inforce, you may receive a portion of the Net Surrender Value by making a partial withdrawal from your Policy. The minimum partial withdrawal amount is $250. You may not withdraw an amount that would reduce the Face Amount below $25,000. After a partial withdrawal, the Net Surrender Value must be sufficient to cover the last monthly deduction times three. We deduct a partial withdrawal service fee of the lesser of 2% of the amount withdrawn or $25 from the remaining Policy Value for a partial withdrawal.

The partial withdrawal will be taken from each Sub-Account and the fixed account on a pro rata basis unless you specify how much of your partial withdrawal you want taken from each Sub-Account or from the Fixed Account. You may not withdraw from the Fixed Account more than the total withdrawal amount times the ratio of the Fixed Account to your total Policy Value immediately before the withdrawal.

You must request the partial withdrawal in writing. Your request is effective on the date received. We may, however, postpone payment in the circumstances described in the “Policy Value - Postponement of Payments” section. Before we pay any partial withdrawal, you must provide us with a completed withholding form.

Effect on Face Amount. If you have selected Death Benefit Option 1, a partial withdrawal reduces the Face Amount of your Policy as well as the Policy Value. We reduce the Face Amount by the amount of the partial withdrawal. The Face Amount after a partial withdrawal may not be less than $25,000. If you have previously increased the Face Amount of your Policy, your partial withdrawals first reduce the Face Amount of the most recent increase, then the most recent increases successively, then the coverage under the original Policy.

Under Option 2, a reduction in Policy Value as a result of a partial withdrawal typically results in a dollar for dollar reduction in the Death Benefit proceeds payable under the Policy.

Effect on Rider Benefits. A partial withdrawal will decrease cumulative premiums paid into your Policy and as a result may impact the Coverage Guarantee Rider. Riders do not impact the ability to take partial withdrawals.

Tax Consequences. The tax consequences of partial withdrawals are discussed in “Federal Taxes” below.

Policy Loans

General. While the Policy is inforce, you may borrow money from us using the Policy as the only security for your loan. Loans have priority over the claims of any assignee or any other person. The maximum amount available for Policy loans is 90% of the Surrender Value of your Policy at the end of the Valuation Period in which we receive your loan request so long as the Net Surrender Value after the loan is taken is sufficient to cover the most recent total monthly deduction times 3. Outstanding Policy loans and loan interest reduce the amount you may request. Taking a loan from your Policy may increase the risk that your Policy will lapse, may prevent you from satisfying the Safety Net or Coverage Guarantee Rider cumulative premium requirements, will reduce your Net Policy Value and will reduce the Death Proceeds. In addition, if you have named an irrevocable Beneficiary, you must also obtain his or her written consent before we make a Policy loan to you.

We ordinarily disburse your loan to you within seven days after we receive your loan request at our home office. We may, however, postpone payment in the circumstances described above in “Postponement of Payments.”

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When we make a Policy loan to you, we transfer to the Loan Account a portion of the Policy Value equal to the loan amount. We also transfer in this manner Policy Value equal to any due and unpaid loan interest. Loan amounts are transferred from the Separate Account and the Fixed Account to the Loan Account in the same allocation percentages as specified for premium payments. However, we do not withdraw amounts from the Fixed Account equaling more than the total loan multiplied by the ratio of the Fixed Account to the Policy Value immediately preceding the loan. If this is the case, the transfers from the Separate Account will be increased proportionately based on the premium allocation percentages without the Fixed Account. The amounts allocated to the Loan Account are credited with interest at the Loan Credited Rate stated in your Policy.

Loan Interest. Interest on Policy loans accrues daily and is due at the end of each Policy Year. If you do not pay the interest on a Policy loan when due, the unpaid interest becomes part of the Policy loan and accrues interest at the same rate. In addition, we transfer the difference between the values of the Loan Account and the Policy Debt on a pro-rata basis from the Sub-Accounts and the Fixed Account to the Loan Account.

You may borrow an amount equal to your Policy Value, less all Premiums paid, as a preferred loan. The interest rate charged for preferred loans is 3.0% per year. A standard loan is the amount that may be borrowed from the sum of Premiums paid. All non- preferred loans will be treated as a standard loan. The interest rate charged for standard loans is currently 4.0% per year.

Upon expiration of the initial surrender charge period, all new and existing loans will be treated as preferred loans. The initial surrender charge period expires when the surrender charge amount becomes zero as shown on the Policy Data pages of your policy.

Loan Repayment. While the Policy remains inforce, you may repay the Policy loan in whole or in part without any penalty at any time while the Insured is living. Your Safety Net Premium guarantee will be in effect as long as your total Premiums paid (as reduced to reflect withdrawals and Policy Debt) at least equals the sum of monthly Safety Net Premiums on or before the Safety Net Premium guarantee expiry date shown in your Policy. If the Safety Net Premium guarantee is in effect, your Policy will not lapse. If you have a Policy loan outstanding, we assume that any payment we receive from you is to be applied as Premium to your Policy Value, unless you tell us to treat your payment as a loan repayment. If you designate a payment as a loan repayment or interest payments, your payment is allocated among the Sub-Accounts and the Fixed Account using the same percentages used to allocate Net Premiums. An amount equal to the payment is deducted from the Loan Account.

If the total outstanding loan(s) and loan interest exceeds the Surrender Value of your Policy, and both the Safety Net premium guarantee and Coverage Guarantee rider are not in effect, we notify you and any assignee in writing. To keep the Policy in force, we require you to pay a Premium sufficient to keep the Policy inforce for at least three more months. If you do not pay us sufficient Premium within the 61-day Grace Period, your Policy lapses and terminates without value. As explained in the section entitled “How Your Policy Can Lapse”, you may subsequently reinstate the Policy by either repayment or reimbursement of any Policy Debt that was outstanding at the end of the Grace Period. If your Policy lapses while a Policy loan is outstanding, you may owe taxes or suffer other adverse tax consequences even if you subsequently reinstate the Policy. Please consult a tax advisor for details.

Pre-Existing Loan. If you have a loan with another insurance company, and you are terminating that policy to buy one from us, usually you would repay the old loan during the process of surrendering the old policy. Income taxes on the interest earned may be due. We permit you to carry this old loan over to your new Policy through a Tax Code Section 1035 tax-free exchange, up to certain limits. The use of a Section 1035 tax-free exchange may avoid any current income tax liability that would be due if the old loan was extinguished.

Upon expiration of the initial surrender charge period, all new and existing loans will be treated as preferred loans.

Effect on Policy Value. A Policy loan, whether or not repaid, has a permanent effect on the Policy Value because the investment results of each Sub-Account and the Fixed Account apply only to the amount remaining in that account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts and/or Fixed Account earn more than the annual interest rate for

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amounts held in the Loan Account, your Policy Value does not increase as rapidly as it would if you had not taken a Policy loan. However, if the Sub-Accounts or the Fixed Account or both earn less than that rate, then your Policy Value is greater than it would have been if you had not taken a Policy loan. The combination of an increasing loan balance, deductions for Policy charges and fees, and unfavorable investment performance may cause the Policy to lapse, triggering ordinary income taxation on the outstanding loan balance to the extent it exceeds your cost basis in the Policy. If eligible, you may be able to elect the Overloan Protection Rider, which converts the Policy to a paid-up policy, which would prevent the Policy from lapsing. (See “Other Benefits Available Under the Policy - Overloan Protection Rider”.) Also, if you do not repay a Policy loan, total outstanding Policy Debt is subtracted from the Death Benefit and Surrender Value otherwise payable.

How Your Policy Can Lapse

Lapse. If the Net Surrender Value is less than the Monthly Deduction due on a Monthly Activity Day and the Safety Net Premium or Coverage Guarantee Rider is not in effect, your Policy may lapse. Your Safety Net Premium guarantee will be in effect as long as your total Premiums paid (as reduced to reflect withdrawals and Policy Debt) at least equals the sum of monthly Safety Net Premiums on or before the Safety Net Premium guarantee expiry date shown in your Policy. Similarly, if elected, the Coverage Guarantee Rider is in effect as long as cumulative premium requirements are met for either the Extended or Lifetime coverage. If the Safety Net Premium guarantee or Coverage Guarantee Rider is in effect, your Policy will not lapse. We give you a 61-day Grace Period in which to pay an adequate amount of additional Premium to keep the Policy inforce after the end of the Grace Period. Additional premium may be paid during the Grace Period to assure the Safety Net Premium guarantee and Coverage Guarantee Rider (if in force).

At least 61 days before the end of the Grace Period, we will send you a notice that your Policy will lapse as of a certain date and additional Premiums are necessary to keep the Policy inforce.

The Policy continues in effect through the Grace Period. If the Insured dies during the Grace Period, we pay a Death Benefit in accordance with your instructions. However, we reduce the proceeds by an amount equal to Monthly Deduction(s) due and unpaid. If you do not pay us the amount shown in the notice before the end of the Grace Period, your Policy ends at the end of the Grace Period.

Effect of Lapse. Your Policy could terminate if the value of your Policy becomes too low to support the Policy’s monthly charges and the Safety Net Premium feature and Coverage Guarantee Rider is not in effect. You will then have a 61-day Grace Period to pay additional amounts to prevent your Policy from terminating. If such amounts are not received, your Policy will terminate, with no Death Benefit or any other coverage under your Policy. If you have any outstanding Policy loans when your Policy lapses, you may have taxable income as a result.

Reinstatement. If the Policy lapses, you may apply for reinstatement by paying to us the reinstatement Premium and any applicable charges required under the Policy. You must request reinstatement within five years of the date the Policy entered a Grace Period. The reinstatement Premium equals an amount sufficient to (1) cover all unpaid Monthly Deductions for the Grace Period, and (2) keep your Policy in force for three months. If a Policy loan was outstanding at the time of your Policy’s lapse, you must either repay or reinstate the loan before we reinstate your Policy. In addition, we may require you to provide evidence of insurability satisfactory to us. The Face Amount upon reinstatement cannot exceed the Face Amount of your Policy at its lapse. The Policy Value on the reinstatement date reflects the Policy Value at the time of termination of the Policy plus the Premium paid at the time of reinstatement. All Policy charges continue to be based on your original Issue Date.

The Safety Net will apply upon reinstatement if the Safety Net Premium guarantee expiry date has not expired and cumulative premiums received at time of reinstatement exceed the Safety Net Premium times the number of months that coverage was in force, plus three additional Safety Net Premiums. The Coverage Guarantee Rider cannot be reinstated if the Policy lapses.

You cannot reinstate the Policy once it has been surrendered.

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Statements to Policy Owners

We will maintain all records relating to the Separate Account and the Sub-Accounts. Each year we will send you a report showing information concerning your Policy transactions in the past year and the current status of your Policy. The report will include information such as the Policy Value as of the end of the current and the prior year, the current Death Benefit, Surrender Value, Policy Debt, partial withdrawals, earnings, Premiums paid, and deductions made since the last annual report. We will also include any information required by state law or regulation. If you ask us, we will send you an additional report at any time. We may charge you up to $25 for this extra report. We will tell you the current charge before we send you the report.

In addition, we will send you the reports required by the 1940 Act. We will mail you confirmation notices or other appropriate notices of Policy transactions quarterly or more frequently if required by law. You should therefore give us prompt written notice of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly with any questions.

Federal Taxes

Introduction. The following discussion is general and is not intended as tax advice. Wilton Reassurance Life Company of New York makes no guarantee regarding the tax treatment of any policy or transaction involving a policy. Federal, state, local and other tax consequences of ownership or purchase of a life insurance policy depend upon your circumstances. Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the Prospectus. For detailed information, you should consult with a qualified tax adviser familiar with your situation. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a qualified tax adviser.

Taxation of the Company and the Separate Account. Wilton Reassurance Life Company of New York is taxed as a life insurance company under Part I of Subchapter L of the Tax Code. The Separate Account is not an entity separate from Wilton Reassurance Life Company of New York and its operations form a part of Wilton Reassurance Life Company of New York . Therefore, the Separate Account is not taxed separately as a “Regulated Investment Company” under Subchapter M of the Tax Code. Investment income and realized capital gains are automatically applied to increase reserves under the Policies to the extent permitted by federal tax law. Under current federal tax law, Wilton Reassurance Life Company of New York believes that the Separate Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Policies. Generally, reserves are amounts that Wilton Reassurance Life Company of New York is legally required to accumulate and maintain in order to meet future obligations under the Policies. Wilton Reassurance Life Company of New York does not anticipate that it will incur any federal income tax liability attributable to the Separate Account. Therefore, we do not intend to make provisions for any such taxes. If we incur tax associated with a Separate Account, then we may impose a charge against the Separate Account in order to make provisions for any such taxes.

Taxation of Policy Benefits. In order to qualify as a life insurance policy for federal income tax purposes, the policy must meet the definition of a life insurance policy set forth in Section 7702 of the Tax Code. Section 7702 limits the amount of premiums that may be invested in a policy that qualifies as life insurance. The policy is structured to meet the Section 7702 definition of a life insurance policy. This means that the Death Benefit is generally excluded from the Beneficiary’s gross income under Section 101(a) of the Tax Code and you are generally not taxed on increases in the Policy Value until a distribution occurs. The death benefit of a life insurance policy that was transferred for value may be subject to ordinary income taxes.

If the Death Benefit is not received in one sum and is, instead, applied under one of the settlement options, payments generally will be prorated between amounts attributable to the Death Benefit, which will generally be excludable from the Beneficiary’s income, and amounts attributable to earnings on that income (occurring after the Insured’s death), which will be includable in the Beneficiary’s income.

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If a policy fails to qualify as life insurance under Section 7702, the policy will not provide any of the tax advantages normally provided by life insurance. Wilton Reassurance Life Company of New York has the right to amend the Policies to comply with any future changes in the Tax Code, any regulations or rulings under the Tax Code and any other requirements imposed by the Internal Revenue Service.

If you surrender the policy, you are subject to income tax on the portion of the distribution that exceeds the investment in the policy. The investment in the policy is the gross Premium paid for the policy minus any amounts previously received from the policy if such amounts were properly excluded from your gross income. If your policy is not a Modified Endowment Contract, Policy loans are not treated as taxable distributions. Interest paid on a Policy loan is generally not deductible. You are generally taxed on partial withdrawals to the extent the amount distributed exceeds the investment in the policy. In certain situations, partial withdrawals or reduction in benefits during the first fifteen years of the policy may result in a taxable distribution before the investment in the policy is recovered even if the policy is not a Modified Endowment Contract. Withdrawals and loans from Modified Endowment Contracts are subject to less favorable tax treatment. Loans, if not repaid, and withdrawals reduce the policy’s death benefit and cash value. For an additional discussion of Modified Endowment Contracts, please see “Federal Taxes - Modified Endowment Contracts”.

If you are owner and Insured under the policy, the Death Benefit will be included in your gross estate for federal estate tax purposes. Even if the Insured is not the owner but retains incidents of ownership in the policy, the Death Benefit will also be included in the Insured’s gross estate. Examples of incidents of ownership include the right to:

•	Change Beneficiaries,
•	Assign the policy,
•	Revoke an assignment,
•	Pledge the policy; or
•	Obtain a Policy loan.

If you are owner and Insured under the policy, and you transfer all incidents of ownership in the policy, the Death Benefit will be included in your gross estate if you die within three years from the date of the ownership transfer. State and local estate and inheritance taxes may also apply. In addition, certain transfers of the policy or Death Benefit, either during life or at death, to individuals two or more generations below the transferor may be subject to the federal generation skipping transfer tax. This rule also applies if the transfer is to a trust for the benefit of individuals two or more generations below the transferor.

The policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of a policy in any of these arrangements, you should consult a qualified tax adviser regarding the tax attributes of the particular arrangement. We no longer sell life insurance policies to corporate and self-employed tax-qualified retirement pension and profit sharing plans subject to Section 401.

You should consult with a tax professional to determine the tax implications of an investment in and payments received under the policy.

Employer Owned Life Insurance (a.k.a. “COLI”). The Pension Reform Act, enacted in 2006, includes provisions affecting the taxation of Death Benefits paid from policies owned by “Employers.” Although these policies are commonly referred to as Corporate Owned Life Insurance (“COLI”), the term “Employer” includes any person or non-natural entity such as a partnership, LLC, or corporation, which is engaged in a trade or business. The term Employer also includes a person or entity related to the policyholder under the attribution rules of Tax Code sections 267(b) or 707(b)(1), and any person or entity engaged in a trade or business which is under common control with the policyholder.

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Generally, for Policies issued to employers after August 17, 2006, the portion of the Death Benefit in excess of the premiums or other amounts the employer paid for the policy will be treated as income unless:

•	the insured was an employee within 12 months of death;
•	proceeds are paid to the insured’s beneficiary;
•	proceeds are used to buy back any equity interest owned by the insured at the time of death; or
•	the insured was a “highly compensated employee” or “highly compensated individual.”

For purposes of the COLI rules, “highly compensated employees” are:

•	more than 5% owners;
•	directors; and
•	anyone else in the top 35% of employees ranked by pay.

“Highly compensated individuals” are individuals who are:

•	more than 10% owners of the value of the stock of the employer;
•	one of the five highest paid officers; or
•	among the highest paid 35% of all employees.

The COLI provision also includes notice and consent requirements, and reporting requirements.

Modified Endowment Contracts. A life insurance policy is treated as a “Modified Endowment Contract” under Section 7702A of the Tax Code if it meets the definition of life insurance in Section 7702, but fails the “seven-pay” test of Section 7702A. The seven-pay test limits the amount of premiums that can be paid into the policy before the policy will become a Modified Endowment Contract. We will not accept any Premiums that cause the policy to become a Modified Endowment Contract unless we receive from you a written acknowledgment that the policy will become a Modified Endowment Contract. An exchange under Section 1035 of the Tax Code of a life insurance policy that is not a Modified Endowment Contract will not cause the new policy to be a Modified Endowment Contract if no additional premiums are paid. An exchange under Section 1035 of the Code of a life insurance policy that is a Modified Endowment Contract for a new life insurance policy will always cause the new policy to be a Modified Endowment Contract.

If your policy is not issued as a Modified Endowment Contract, it can become a Modified Endowment Contract under certain circumstances. If your policy is materially changed at any time, your policy must be tested to determine whether it has become a Modified Endowment Contract. A material change includes certain increases in the policy’s death benefit and the addition or increase of certain riders, rate class changes, and certain changes to Death Benefit Options. Your policy will be treated as though it were a new policy on the day the material change takes effect, a new seven-pay limit will be calculated, and a new seven-pay period will begin. Additionally, if the benefits provided by your policy are reduced or certain changes to Death Benefit Options occur during the first 7 years of the policy or during a “seven-pay period”, the seven-pay test will be applied as though the policy were initially issued with the reduced benefits. If the cumulative premiums paid into the policy prior to the reduction in benefits are in excess of the seven-pay limit for the reduced benefit, then your policy will become a Modified Endowment Contract.

If a policy is classified as a Modified Endowment Contract, the Death Benefit will still qualify for the exclusion from gross income, and increases in Policy Value are not subject to current taxation unless withdrawn or otherwise accessed. If you receive any amount as a Policy loan (including unpaid interest that is added to the loan balance) from a Modified Endowment Contract, or assign or pledge any part of the value of the policy, such amount is treated as a distribution. Withdrawals and distributions made from a Modified Endowment Contract before the Insured’s death are treated as taxable income first, then as recovery of the investment in the policy. The taxable portion of any distribution from a Modified Endowment Contract is subject to an additional 10% penalty tax, except as follows:

•	distributions made on or after the date on which the taxpayer attains age 59 1⁄2;

•	distributions attributable to the taxpayer’s becoming disabled (within the meaning of Section 72(m)(7) of the Tax Code); or

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•

any distribution that is part of a series of substantially equal periodic payments (paid not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his or her beneficiary.

All Modified Endowment Contracts that are issued within any calendar year to the same owner by one company or its affiliates shall be treated as one Modified Endowment Contract in determining the taxable portion of any distributions from any of the Policies required to be aggregated. In addition, distributions from a policy within two years before it becomes a Modified Endowment Contract may be taxed as distributions from a Modified Endowment Contract. This means that a distribution made from a policy that is not a Modified Endowment Contract could later become taxable as a distribution from a Modified Endowment Contract.

Income Tax Withholding. Generally, Wilton Reassurance Life Company of New York is required to withhold federal income tax at a rate of 10% from taxable distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, code Section 1441 provides that Wilton Reassurance Life Company of New York , as a withholding agent, must withhold 30% of the taxable amounts paid to a non-resident alien not subject to FATCA. Certain payees may be subject to the Foreign Accounts Tax Compliance Act (“FATCA”) which would require 30% mandatory withholding for certain entities. Please see your personal tax adviser for additional information regarding FATCA. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8 to certify the owners’ foreign status. Withholding on taxable distributions may be reduced or eliminated if covered by an income tax treaty between the United States and the non-resident alien’s country of residence. The United States does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for taxable life insurance distributions. In addition, you may be subject to taxes imposed by your country of citizenship or residence. Consult with a qualified tax advisor regarding U.S. and foreign taxation with respect to a life insurance policy.

Diversification Requirements. For a policy to qualify as a variable life insurance policy for federal tax purposes, the investments in the Separate Account must be “adequately diversified” consistent with standards under Treasury Department regulations. If the investments in the Separate Account are not adequately diversified, the policy will not be treated as a variable life insurance policy for federal income tax purposes. As a result, you will be taxed on the excess of the Policy Value over the investment in the policy. Although Wilton Reassurance Life Company of New York does not have control over the Portfolio Companies or their investments, we expect the Portfolio Companies to meet the diversification requirements.

Ownership Treatment. In certain circumstances, owners of variable life insurance contracts have been considered for Federal income tax purposes to be the owners of the assets of the variable account supporting their contracts due to their ability to exercise investment control over those assets. Where this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Policies, such as the flexibility to allocate premiums and cash values, have not been explicitly addressed in published rulings. While we believe that the Policy does not give you investment control over Separate Account assets, we reserve the right to modify the Policies as necessary to prevent a policyowner from being treated as the owner of the Separate Account assets supporting the Policy.

Generation-Skipping Transfer Tax. The transfer of the policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the policy to, or the designation as a Beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation skipping transfer tax consequences under federal tax law. The individual situation of each Policy Owner or Beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

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Under certain circumstances, the Tax Code may impose a generation-skipping transfer (“GST”) tax when all or part of a life policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Tax Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Reportable Policy Sale and Transfers of Ownership to Foreign Owners. The Tax Cuts and Jobs Act of 2017 included additional reporting requirements for any Reportable Policy Sale occurring after December 31, 2017. A Reportable Policy Sale occurs when a person (buyer) acquires, directly or indirectly, a life insurance policy or any interest in such a policy with no substantial family, business, or financial relationship with the insured. The buyer is required to provide us with information related to the Reportable Policy Sale to ensure proper reporting on an IRS Form 1099-LS. Upon notification of a Reportable Policy Sale, we have an information reporting obligation to file an IRS Form 1099-SB including the seller’s investment in the life policy and the surrender value of the life insurance policy as of the date of sale. The Tax Cuts and Jobs Act of 2017 also modified the transfer for value rules. The potential application of these requirements underscores the importance of seeking guidance from a qualified adviser before entering into a Reportable Policy Sale. At time of death claim, the death benefits from these life insurance policies that are identified as Reportable Policy Sale policies are required to be reported on an IRS Form 1099-R as a Reportable Death Benefit under Section 6050Y. A Transfer of Ownership to a Foreign Owner requires us to file an IRS Form 1099-SB with the transferor’s investment in the life policy and the surrender value of the life insurance policy as of the date of transfer. A Foreign Owner is a person or entity that cannot provide us an IRS Form W-9 certifying they are a US citizen or resident alien. We require an original IRS Form W-8 to certify the owner’s foreign status.

Medicare Tax on Investment Income. The Patient Protection and Affordable Care Act, enacted in 2010, included a Medicare tax on investment income. This tax assesses a 3.8% surtax on the lesser of (1) net investment income or (2) the excess of “modified adjusted gross income” over a threshold amount. The “threshold amount” is $250,000 for married taxpayers filing jointly, $125,000 for married taxpayers filing separately, $200,000 for single taxpayers, and approximately $16,000 for estates and some trusts. The taxable portion of payments received under the policy will be considered investment income for purposes of this surtax. You should consult a tax adviser about the impact of this tax on distributions from the policy.

 Legal Proceedings

There are no pending material legal proceedings to which the Separate Account or principal underwriter is a party. Wilton Reassurance Life Company of New York is engaged in routine lawsuits, which, in our management’s judgment, are not of material importance to its respective total assets or material with respect to the Separate Account.

 Legal Matters

All matters of New York law pertaining to the Policy, including the validity of the Policy and our right to issue the Policy under New York law, have been passed upon by Jaime Merritt, Assistant Secretary of Wilton Reassurance Life Company of New York.

 Financial Statements

The statement of net assets of each of the Sub-Accounts of Wilton Reassurance Life Co of New York Variable Life Separate Account A as of December 31, 2025, the related statement of operations for the year (or period during the year) then ended, the statements of changes in net assets for each of the two years (or periods during the two years) ended December 31, 2025, and the financial highlights for each of the five years (or periods

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during the five years) ended December 31, 2025, appear in the Statement of Additional Information. The statutory-basis financial statements of Wilton Reassurance Life Company of New York as of December 31, 2025 and 2024, and for each of the three years in the period ended December  31, 2025, are incorporated herein from Wilton Reassurance Life Company of New York’s Post-Effective Amendment No.  2 to Form N-4 SEC File No. 333-278375 filing dated April 17, 2026. The statutory-basis financial statements of Wilton Reassurance Life Company of New York incorporated herein should be considered only as bearing upon the ability of Wilton Reassurance Life Company of New York to meet its obligations under the Policies.

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 Appendix A: Portfolio Companies Available Under the Policy

The following is a list of the Portfolio Companies available under the Policy. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at https://WRNYaccess.wrli.com/TotalAccumulator. You can also request this information at no cost by calling 1-800-262-1028 or by sending an email request to var.phs.wiltonre@dxc.com.

The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.

Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Returns (as of 12/31/25)
			1 year	5 year	10 year
Long-term growth of capital.	AB VPS Relative Value Portfolio - Class A AllianceBernstein L.P.	0.60*	10.47%	11.42%	10.57%
Long-term growth of capital.	AB VPS International Value Portfolio - Class A AllianceBernstein L.P.	0.92	41.70%	10.47%	6.64%
Long-term growth of capital.	AB VPS Small Cap Growth Portfolio - Class A AllianceBernstein L.P.	0.90*	4.80%	-0.44%	11.26%
Long-term growth of capital.	AB VPS Discovery Value Portfolio - Class A AllianceBernstein L.P.	0.82	2.89%	8.75%	8.55%
The fund seeks capital appreciation and current income.	Invesco V.I. Equity and Income Fund - Series I Invesco Advisers, Inc.	0.57	12.81%	8.94%	8.92%
The fund seeks capital appreciation.	Invesco V.I. Global Fund - Series I Invesco Advisers, Inc.	0.81	15.32%	7.28%	11.00%
The fund seeks total return.	Invesco V.I. Global Strategic Income Fund - Series I Invesco Advisers, Inc.	0.95*	12.98%	1.65%	3.01%
The fund seeks capital appreciation.	Invesco V.I. International Growth Fund - Series I Invesco Advisers, Inc.	1.00*	16.32%	2.15%	5.64%
The fund seeks capital appreciation.	Invesco V.I. Main Street Fund® - Series I Invesco Advisers, Inc.	0.80*	15.93%	12.47%	12.53%
The fund seeks capital appreciation.	Invesco V.I. Main Street Small Cap Fund® -Series I Invesco Advisers, Inc.	0.84	8.70%	8.34%	10.59%
The fund seeks total return, comprised of current income and capital appreciation.	Invesco Core Plus Bond Fund - Series I Invesco Advisers, Inc.	0.62*	7.09%	- 0.11%	2.99%

52  PROSPECTUS

Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Returns (as of 12/31/25)
			1 year	5 year	10 year
The fund seeks long-term capital appreciation.	Invesco V.I. American Value Fund - Series I Invesco Advisers, Inc.	0.89	21.00%	17.85%	12.29%
Total return comprised of current income and capital appreciation.	Invesco V.I. Government Securities Fund - Series I Invesco Advisers, Inc.	0.70	7.37%	0.04%	1.60%
Seeks long-term growth of capital and income.	Invesco V.I. Growth and Income Fund - Series I Invesco Advisers, Inc.	0.75	15.62%	12.85%	10.73%
Current income and long-term capital appreciation.	Alger Balanced Portfolio - Class I-2 Fred Alger Management, LLC	0.94	16.15%	11.02%	10.41%
Long-term capital appreciation.	Alger Capital Appreciation Portfolio - Class I-2 Fred Alger Management, LLC	0.94	32.87%	16.33%	18.17%
Long-term capital appreciation.	Alger Large Cap Growth Portfolio - Class I-2 Fred Alger Management, LLC	0.85*	30.27%	11.12%	16.73%
Long-term capital appreciation.	Alger Mid Cap Growth Portfolio - Class I-2 Fred Alger Management, Inc.	0.92*	16.77%	3.01%	11.68%
Long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio - Initial Class Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK and FMR Japan)	0.54	21.52%	15.37%	15.78%
Capital appreciation.	Fidelity® VIP Emerging Markets Portfolio - Initial Class Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK, FMR Japan, FIA (UK) and FIJ)	0.87	41.20%	5.88%	10.93%
Reasonable Income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity® VIP Equity-Income PortfolioSM - Initial Class Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK and FMR Japan)	0.46	19.02%	12.51%	11.60%

53  PROSPECTUS

Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Returns (as of 12/31/25)
			1 year	5 year	10 year
As high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio - Initial Class Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK and FMR Japan)	0.25	4.13%	3.10%	2.03%
High total return through a combination of current income and capital appreciation.	Fidelity® VIP Growth & Income Portfolio - Initial Class Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK and FMR Japan)	0.47	21.50%	16.11%	13.84%
Seeks capital appreciation.	Fidelity® VIP Growth Portfolio - Initial Class Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK and FMR Japan)	0.55	14.92%	13.70%	17.45%
A high level of current income, while also considering growth of capital.	Fidelity® VIP High Income Portfolio - Initial Class Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK and FMR Japan)	0.81*	10.36%	4.22%	5.59%
Investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity® VIP Index 500 Portfolio - Service Class Fidelity Management & Research Company (FMR) (Subadviser Geode Capital Management, LLC (Geode)	0.19	17.66%	14.20%	14.59%
As high a level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK and FMR Japan)	0.37	7.22%	0.06%	2.71%
Long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Initial Class Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK and FMR Japan)	0.55	11.75%	10.10%	10.59%

54  PROSPECTUS

Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Returns (as of 12/31/25)
			1 year	5 year	10 year
Above-average income and long-term capital growth, consistent with reasonable investment risk. Fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.	Fidelity® VIP Real Estate Portfolio - Initial Class Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK and FMR Japan)	0.60	3.10%	4.23%	3.87%
Capital appreciation.	Fidelity® VIP Value Strategies Portfolio - Initial Class Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK and FMR Japan)	0.59	7.99%	12.14%	10.82%
Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in a diversified portfolio of debt and equity securities.	Franklin Income VIP Fund - Class 1 Franklin Advisers, Inc.	0.47	12.87%	7.92%	7.57%
Seeks capital appreciation. Under normal market conditions, the fund invests primarily in U.S. & foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Global Discovery VIP Fund - Class 1 Franklin Mutual Advisers, LLC	0.91	23.62%	12.27%	8.79%
Seeks capital appreciation with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. & foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Shares VIP Fund -Class 1 Franklin Mutual Advisers, LLC	0.69	11.81%	9.49%	7.80%
Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Small Cap Value VIP Fund - Class 1 Franklin Mutual Advisers, LLC	0.66*	7.90%	9.13%	10.09%

55  PROSPECTUS

Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Returns (as of 12/31/25)
			1 year	5 year	10 year
Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization and mid-capitalization companies.	Franklin Small-Mid Cap Growth VIP Fund - Class 1 Franklin Advisers, Inc.	0.84	2.70%	1.27%	10.16%
Seeks a high level of current income with capital appreciation over the long term as a secondary goal. Under normal market conditions, the fund invests primarily to predominantly in U.S. & foreign debt securities, including those in emerging markets.	Franklin Strategic Income VIP Fund - Class 1 Franklin Advisers, Inc.	0.82*	7.42%	2.15%	3.36%
Seeks income. Under normal market conditions, the fund invests at least 80% of its net assets in U.S. government securities.	Franklin U.S. Government Securities VIP Fund - Class 1 Franklin Advisers, Inc.	0.54	7.01%	0.26%	1.39%
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in debt securities of any maturity.	Templeton Global Bond VIP Fund - Class 1 Franklin Advisers, Inc.	0.50*	16.09%	- 0.69%	0.11%
Long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson Balanced Portfolio - Institutional Shares Janus Henderson Investors US LLC	0.62	15.11%	8.48%	10.14%
Long-term growth of capital.	Janus Henderson Enterprise Portfolio - Institutional Shares Janus Henderson Investors US LLC	0.72	7.67%	7.62%	12.79%
Maximum total return, consistent with preservation of capital.	Janus Henderson Flexible Bond Portfolio - Institutional Shares Janus Henderson Investors US LLC	0.57*	7.40%	- 0.23%	2.32%

56  PROSPECTUS

Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Returns (as of 12/31/25)
			1 year	5 year	10 year
Long-term growth of capital.	Janus Henderson Forty Portfolio - Institutional Shares Janus Henderson Investors US LLC	0.62	18.14%	11.65%	16.24%
Long-term growth of capital.	Janus Henderson Global Technology and Innovation Portfolio - Institutional Shares Janus Henderson Investors US LLC	0.73	25.15%	13.71%	21.48%
Seeks capital appreciation.	Janus Henderson Mid Cap Value Portfolio - Institutional Shares Janus Henderson Investors US LLC	0.83*	6.50%	8.69%	8.66%
Long-term growth of capital.	Janus Henderson Overseas Portfolio - Institutional Shares Janus Henderson Investors US LLC	0.72	28.87%	9.44%	9.24%
Long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Morgan Stanley VIF Emerging Markets Equity Portfolio - Class I Morgan Stanley Investment Management Inc. (Subadviser Morgan Stanley Investment Management Company)	1.25*	32.96%	4.37%	7.27%
Long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.	Morgan Stanley VIF Growth Portfolio - Class I Morgan Stanley Investment Management Inc.	0.57*	35.72%	3.41%	17.76%
Capital appreciation.	Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I ALPS Advisors, Inc. (Subadviser Morningstar Investment Management, LLC)	0.60	20.33%	10.82%	10.63%
Capital appreciation and some current income.	Morningstar Balanced ETF Asset Allocation Portfolio Class I ALPS Advisors, Inc. (Subadviser Morningstar Investment Management, LLC)	0.59	15.07%	6.89%	7.53%
Current income and preservation of capital.	Morningstar Conservative ETF Asset Allocation Portfolio Class I ALPS Advisors, Inc. (Subadviser Morningstar Investment Management, LLC)	0.58*	9.11%	2.45%	3.76%

57  PROSPECTUS

Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Returns (as of 12/31/25)
			1 year	5 year	10 year
Capital appreciation.	Morningstar Growth ETF Asset Allocation Portfolio Class I ALPS Advisors, Inc. (Subadviser Morningstar Investment Management, LLC)	0.57	18.15%	9.08%	9.32%
Current income and capital appreciation.	Morningstar Income and Growth ETF Asset Allocation Portfolio Class I ALPS Advisors, Inc. (Subadviser Morningstar Investment Management, LLC)	0.59*	11.94%	4.68%	5.73%

* The Total Annual Fund Operating Expenses reflect a temporary expense reimbursement or fee waiver arrangement.

58  PROSPECTUS

We have filed a Statement of Additional Information, dated May 1, 2026, with the Securities and Exchange Commission (“SEC”). It contains additional important information about the Policies, the Separate Account and Wilton New York, and is incorporated herein by reference, which means that it is legally a part of this prospectus. For a free copy, please write to us at P.O. Box 4272, Clinton, IA 52733-4272, or call us at 1-800-262-1028. You may also contact us at the same number to request other information about the Policy and to make investor inquiries.

SEC reports and other information about the Separate Account and Wilton New York are also available to the public at the SEC’s website at http://www.sec.gov. Copies of any of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

Edgar Contract Identifier: C000233827

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2026

New TotalAccumulator Variable Adjustable Life

Individual Flexible Premium Variable Adjustable Life Insurance Policies

REGISTRANT: WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

(“Separate Account”)

DEPOSITOR: WILTON REASSURANCE LIFE COMPANY OF NEW YORK

Wilton Reassurance Life Company of New York

Mailing Address

P.O. Box 4272, Clinton, Iowa 52733-4272

1-800-262-1028

This Statement of Additional Information (“SAI”) is not a prospectus. Please review the Prospectus dated May 1, 2026, which contains information concerning the Policies described above. You may obtain a copy of the Prospectus without charge by calling us at 1-800-262-1028, going to https://WRNYaccess.wrli.com/TotalAccumulator, or writing to us at the address above.

This Statement of Additional Information uses the same defined terms as the prospectus for the Policies, except as specifically noted.

GENERAL INFORMATION AND HISTORY

Depositor

Wilton Reassurance Life Company of New York. Wilton Reassurance Life Company of New York (“WRNY”) is a stock life insurance company organized under the laws of the State of New York. WRNY was incorporated in 1955.

On March 29, 2021, The Allstate Corporation announced it had entered into an agreement to sell Allstate Life Insurance Company of New York to Wilton Reassurance Company (the “Transaction”). The Transaction closed on October 1, 2021. On November 1, 2021 Allstate New York merged into WRNY.

WRNY is currently licensed to operate in all fifty states, the District of Columbia and the U.S. Virgin Islands. The Policies were only offered in New York. Our headquarters is located at 800 Westchester Avenue, Suite 641, North Rye Brook, NY 10573. Our service center is located in Norwalk, Connecticut.

WRNY is a direct wholly-owned subsidiary of Wilton Reassurance Company (“WRAC”), an insurance company incorporated under the laws of the State of Minnesota. WRAC is a wholly-owned subsidiary of Wilton Re US Holdings, Inc., a holding company organized under the laws of Delaware, with the ultimate controlling parent being Wilton Re Ltd.

Registrant

Wilton Reassurance Life Co of New York Variable Life Separate Account A. Allstate New York established the Allstate Life of New York Variable Life Separate Account A on December 15, 1995 as a separate account under New York law. In June 2022 the name of the Separate Account was changed to its current name. The Separate Account meets the definition of a “Separate Account” under the federal securities laws and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management of the Separate Account or WRNY. As of November 1, 2021, WRNY became the owner of the assets of the Wilton Reassurance Life Co of New York Variable Life Separate Account A. Our principal place of business address is listed above.

Non-Principal Risks of Investing in the Policy

Cyber Security Risk. We are at risk for cyber security failures or breaches of our information and processing systems and the systems of our business partners that could have negative impacts on you. These impacts include, but are not limited to, potential financial losses under your Policy, your inability to conduct transactions under your Policy, our inability to calculate your Policy’s Values, and the disclosure of your personal or confidential information. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information system failures (e.g. hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such system failures and cyber-attacks affecting us, the Portfolios, intermediaries and other affiliated or third party service providers may adversely affect us and your interest in the Policy. For instance, system failures and cyber-attacks may interfere with our processing of Policy transactions, (including the processing of orders from our website or with the Portfolios), impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential customer or business information, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also affect issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. There can be no assurance that we, the Portfolios or our service providers will avoid losses affecting your Policy due to cyber-attacks or information security breaches in the future.

Business Continuity Risk. We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, epidemics and terrorist acts, which could adversely affect our ability to administer the Policies. Natural and man-made disasters, such as the recent spread of COVID-19, may require a significant contingent of our employees to work from remote locations. During these periods, we could experience decreased productivity, and a significant number of our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair our ability to operate effectively by preventing the workforce from working remotely and impair our ability to process Policy-related transactions or to calculate Policy Values.

The Company outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While the Company closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond the Company’s control. If one or more of the third parties to whom the Company outsources such critical business functions experience operational failures, the Company’s ability to administer the Policy could be impaired.

Artificial Intelligence Risk In addition to the cyber security risks described above, the development, adoption and use of AI, including generative artificial intelligence (“Generative AI”) may increase existing operational risks or create new operational risks that we are not currently anticipating. The risk that AI and Generative AI may be misused is increased by the relative newness of the technology, the speed at which it is being adopted, and the lack of laws, regulations or standards governing its use. Such misuse could expose the Company to legal or regulatory risk, damage customer relationships or cause reputational harm. Because the Generative AI technology is so new, some of the potential risks of Generative AI are currently unknowable.

ADMINISTRATION

We have primary responsibility for all administration of the Policies and the Variable Account. We entered into a master services agreement with DXC Technology Company (“DXC”) whereby, DXC or an affiliate provides administrative services to the Variable Account and the Policies on our behalf. DXC is located at 1775 Tysons Blvd, Tysons, VA 22102. DXC is paid on a per policy transaction related basis.

PREMIUMS

Administrative Procedures

Premiums for this Policy are also referred to as payments. Payments are flexible. This means you may change the amount of planned payments and the time between payments. Payments are payable to us. The amount you pay will affect the Policy Value. If you pay too little, the Policy will lapse subject to the grace period.

Loan Repayment. As long as the Policy remains in force, the Policy debt may be repaid in whole or in part without penalty at any time while the Insured is living. You may designate whether a payment to us is a loan payment and/or Premium. Any payment received will be assumed to be paid in accordance with any payment notice we have provided you. If payment is received other than as provided by a payment notice, the payment will be assumed to be a Premium payment. Loan repayments will be returned to the Separate Account.

Allocation of Premium Payments. We will invest the net Premium payments in the Fixed Account and the Sub-Accounts you selected on the application. Allocations are made according to the selections you made on the application unless you have changed your allocations in accordance with this provision. Your allocation selections must be in whole percentages from 0% to 100%. The total allocation must equal 100%. You may change your allocation percentages at any time by making a written request in a form satisfactory to us. We will establish a maximum number of Sub-Accounts to which you may allocate net Premium payments.

4

All net Premium payments will be allocated to the Fixed Account and the Sub-Accounts as of the valuation date payments are received by us.

UNDERWRITERS

Principal Underwriter. Wilton Re Distributors LLC (“WRDL”), serves as principal underwriter of the Policies. WRDL is an affiliate of Wilton Reassurance Life Company of New York. WRDL is a registered broker dealer under the Securities and Exchange Act of 1934, as amended (“Exchange Act”), and is a member of FINRA. The principal business address for WRDL is 4840 N. River Blvd, Cedar Rapids, IA 52411.

Prior to October 1, 2024 the principal underwriter was Everlake Distributors, LLC.

Offering and Commissions. The Policies were offered on a continuous basis until August 13, 2018. The Policies were sold by registered representatives of broker-dealers who were licensed insurance agents, either individually or through an incorporated insurance agency.

The following reflects the aggregate dollar amount of underwriting commissions paid to and kept by WRDL during the last three fiscal years.

	2023	2024	2025

Commission paid to WRDL that were paid to other broker-dealers and registered representatives	0	$2,278.52	$12,566.80

Commission kept by WRDL	0	0	0

Other Payments. Pursuant to the underwriting agreement WRNY will reimburse WRDL for expenses incurred in performing its services.

EXPERTS

The financial statements and financial highlights of each of the Sub-Accounts of Wilton Reassurance Life Co of New York Variable Life Separate Account A as of December 31, 2025, for the year (or period during the year) then ended, and for each of the years (or periods during the years) ended December 31, 2025, included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report. Such financial statements and financial highlights are included in reliance upon the report of such firm given their authority as experts in accounting and auditing.

The statutory-basis financial statements of Wilton Reassurance Life Company of New York, as of December 31, 2025 and 2024, and for each of the three years in the period ended December 31, 2025, incorporated by reference in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report, which expresses an unqualified opinion on the statutory-basis financial statements and an adverse opinion on accounting principles generally accepted in the United States of America. Such financial statements are incorporated by reference in reliance upon the report of such firm given their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is 695 East Main Street, Stamford, CT, 06901-2150.

5

FINANCIAL STATEMENTS

The statement of net assets of each of the Sub-Accounts of Wilton Reassurance Life Co of New York Variable Life Separate Account A as of December 31, 2025, the related statement of operations for the year (or period during the year) then ended, the statements of changes in net assets for each of the two years (or periods during the two years) ended December 31, 2025, and the financial highlights for each of the five years (or periods during the five years) ended December 31, 2025, appear in the Statement of Additional Information. The statutory-basis financial statements of Wilton Reassurance Life Company of New York as of December 31, 2025 and 2024, and for each of the three years in the period ended December  31, 2025, are incorporated herein from Wilton Reassurance Life Company of New York’s Post-Effective Amendment No.  2 to Form N-4 SEC File No. 333-278375 filing dated April 17, 2026. The statutory-basis financial statements of Wilton Reassurance Life Company of New York incorporated herein should be considered only as bearing upon the ability of Wilton Reassurance Life Company of New York to meet its obligations under the Policies.

6

Wilton Reassurance Life Co of New York Variable Life Separate Account A

Financial Statements as of December 31, 2025 and for the Years Ended December 31, 2025 and 2024, and Report of Independent Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Wilton Reassurance Life Co of New York and the policyholders of Wilton Reassurance Life Co of New York Variable Life Separate Account A

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of net assets of each of the sub-accounts of Wilton Reassurance Life Co of New York Variable Life Separate Account A (the “Account”) listed in Note 1 (collectively, the “sub-accounts”) as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, except for the sub-accounts included in the table below; the related statements of operations, changes in net assets, and financial highlights for the sub-accounts and periods indicated in the table below; and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the sub-accounts as of December 31, 2025, and the results of their operations for the year then ended (or for the period listed in the table below), the changes in their net assets for each of the two years in the period then ended (or for the periods listed in the table below), and the financial highlights for each of the five years in the period then ended (or for the periods listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

Sub-Account	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Invesco V.I. Core Plus Bond Fund - Series I	For the year ended December 31, 2025	For the two years ended December 31, 2025	For the years ended December 31, 2025, 2024 and 2023 and period from April 29, 2022 (commencement of operations) to December 31, 2022
Invesco V.I. Equity and Income Fund - Series I	For the year ended December 31, 2025	For the year ended December 31, 2025 and period from April 25, 2024 (commencement of operations) to December 31, 2024	For the year ended December 31, 2025 and period from April 25, 2024 (commencement of operations) to December 31, 2024

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the Account’s fund managers. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Stamford, Connecticut

April 7, 2026

We have served as the auditor of Wilton Reassurance Life Co of New York Variable Life Separate Account A since 2002.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2025

	AB VPS Discovery Value Portfolio - Class A	AB VPS International Value Class A	AB VPS Relative Value Portfolio - Class A	AB VPS Small Cap Growth Class A	Alger Balanced Class I-2	Alger Capital Appreciation Class I-2

ASSETS
Investments, at fair value	$3,937	$10,714	$32,373	$27,920	$31,624	$762,760

Total assets	$3,937	$10,714	$32,373	$27,920	$31,624	$762,760

NET ASSETS
Accumulation units	$3,937	$10,714	$32,373	$27,920	$31,624	$762,760

Total net assets	$3,937	$10,714	$32,373	$27,920	$31,624	$762,760

FUND SHARE INFORMATION
Number of shares	237	512	1,020	2,096	1,402	5,920

Cost of investments	$4,182	$7,297	$29,939	$30,292	$25,712	$511,109

ACCUMULATION UNIT VALUE [1]
Lowest	$39.97	$14.11	$45.18	$58.33	$22.90	$44.24
Highest	$39.97	$14.11	$45.18	$58.33	$37.12	$245.74

STATEMENT OF OPERATIONS For the Year Ended December 31, 2025
	AB VPS Discovery Value Portfolio - Class A	AB VPS International Value Class A	AB VPS Relative Value Portfolio - Class A	AB VPS Small Cap Growth Class A	Alger Balanced Class I-2	Alger Capital Appreciation Class I-2

NET INVESTMENT INCOME (LOSS)
Devidends	$32	$240	$337	$—	$825	$—

Net investment income (loss)	32	240	337	—	825	—

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	151	17,167	350	2,686	795	74,942
Cost of investments sold	156	14,784	324	3,045	602	43,444

Realized gains (losses) on fund shares	(5)	2,383	26	(359)	193	31,498
Realized gain distributions	417	—	2,454	—	2,981	119,880

Net realized gains (losses)	412	2,383	2,480	(359)	3,174	151,378
Change in unrealized gains (losses)	(328)	1,652	210	1,673	306	44,914

Net realized and change in unrealized gains (losses) on investments	84	4,035	2,690	1,314	3,480	196,292

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$116	$4,275	$3,027	$1,314	$4,305	$196,292

[1]

The high and low accumulation unit value (“AUV”) are reported at the same amount where there is only one policy offered for investment in the sub-account. Otherwise, when more than one policy is available for investment, a high and low AUV are reported at different amounts.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2025

	Alger Large Cap Growth Class I-2	Alger MidCap Growth Class I-2	Alger Small Cap Growth Portfolio Class I-2	DWS Equity 500 Index VIP Class A	DWS Global Income Builder VIP Class A II	DWS Small Cap Index VIP Class A

ASSETS
Investments, at fair value	$631,282	$692,757	$82,043	$276,633	$88,496	$69,471

Total assets	$631,282	$692,757	$82,043	$276,633	$88,496	$69,471

NET ASSETS
Accumulation units	$631,282	$692,757	$82,043	$276,633	$88,496	$69,471

Total net assets	$631,282	$692,757	$82,043	$276,633	$88,496	$69,471

FUND SHARE INFORMATION
Number of shares	6,119	29,083	4,401	8,499	3,960	4,625

Cost of investments	$410,004	$585,182	$88,017	$177,618	$86,689	$63,673

ACCUMULATION UNIT VALUE [1]
Lowest	$76.45	$25.86	$19.25	$120.49	$33.55	$87.74
Highest	$114.84	$102.87	$19.25	$120.49	$33.55	$87.74

STATEMENT OF OPERATIONS For the Year Ended December 31, 2025
	Alger Large Cap Growth Class I-2	Alger MidCap Growth Class I-2	Alger Small Cap Growth Portfolio Class I-2	DWS Equity 500 Index VIP Class A	DWS Global Income Builder VIP Class A II	DWS Small Cap Index VIP Class A

NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$2,662	$3,602	$844

Net investment income (loss)	—	—	—	2,662	3,602	844

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	39,635	26,488	756	10,412	901	1,340
Cost of investments sold	24,765	24,684	889	7,261	906	1,346

Realized gains (losses) on fund shares	14,870	1,804	(133)	3,151	(5)	(6)
Realized gain distributions	67,966	—	947	22,026	10,313	3,605

Net realized gains (losses)	82,836	1,804	814	25,177	10,308	3,599
Change in unrealized gains (losses)	67,994	99,035	4,257	13,278	(1,837)	3,362

Net realized and change in unrealized gains (losses) on investments	150,830	100,839	5,071	38,455	8,471	6,961

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$150,830	$100,839	$5,071	$41,117	$12,073	$7,805

[1]

The high and low accumulation unit value (“AUV”) are reported at the same amount where there is only one policy offered for investment in the sub-account. Otherwise, when more than one policy is available for investment, a high and low AUV are reported at different amounts.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2025

	Fidelity® VIP Asset Manager 50% Portfolio Initial Class*	Fidelity® VIP ContrafundSM Portfolio Initial Class	Fidelity® VIP Disciplined Small Cap Portfolio Initial Class	Fidelity® VIP Emerging Markets Portfolio Initial Class	Fidelity® VIP Equity-Income PortfolioSM Initial Class	Fidelity® VIP Government Money Market Portfolio Initial Class

ASSETS
Investments, at fair value	$118,062	$2,232,835	$56,410	$134,858	$1,556,384	$856,594

Total assets	$118,062	$2,232,835	$56,410	$134,858	$1,556,384	$856,594

NET ASSETS
Accumulation units	$118,062	$2,232,835	$56,410	$134,858	$1,556,384	$856,594

Total net assets	$118,062	$2,232,835	$56,410	$134,858	$1,556,384	$856,594

FUND SHARE INFORMATION
Number of shares	6,700	37,282	2,794	8,519	52,884	856,594

Cost of investments	$103,254	$1,569,354	$44,715	$99,275	$1,232,653	$856,594

ACCUMULATION UNIT VALUE [1]
Lowest	$45.82	$35.65	$23.23	$21.22	$24.39	$12.16
Highest	$45.82	$160.80	$23.23	$27.63	$75.90	$17.90

STATEMENT OF OPERATIONS For the Year Ended December 31, 2025
	Fidelity® VIP Asset Manager 50% Portfolio Initial Class*	Fidelity® VIP ContrafundSM Portfolio Initial Class	Fidelity® VIP Disciplined Small Cap Portfolio Initial Class	Fidelity® VIP Emerging Markets Portfolio Initial Class	Fidelity® VIP Equity-Income PortfolioSM Initial Class	Fidelity® VIP Government Money Market Portfolio Initial Class

NET INVESTMENT INCOME (LOSS)
Dividends	$2,844	$2,914	$441	$2,242	$26,447	$33,933

Net investment income (loss)	2,844	2,914	441	2,242	26,447	33,933

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	15,327	52,828	931	7,668	68,567	50,496
Cost of investments sold	13,909	36,747	771	6,264	54,749	50,496

Realized gains (losses) on fund shares	1,418	16,081	160	1,404	13,818	—
Realized gain distributions	5,389	330,356	3,365	864	81,402	—

Net realized gains (losses)	6,807	346,437	3,525	2,268	95,220	—
Change in unrealized gains (losses)	6,663	48,560	4,556	35,243	131,810	—

Net realized and change in unrealized gains (losses) on investments	13,470	394,997	8,081	37,511	227,030	—

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$16,314	$397,911	$8,522	$39,753	$253,477	$33,933

[1]

The high and low accumulation unit value (“AUV”) are reported at the same amount where there is only one policy offered for investment in the sub-account. Otherwise, when more than one policy is available for investment, a high and low AUV are reported at different amounts.

*See	Note 2 for disclosure of changes to the names of the sub-accounts (and Funds) during 2025.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2025

	Fidelity® VIP Growth & Income Portfolio Initial Class	Fidelity® VIP Growth Portfolio Initial Class	Fidelity® VIP High Income Portfolio Initial Class	Fidelity® VIP Index 500 Portfolio Initial Class	Fidelity® VIP Index 500 Portfolio Service Class	Fidelity® VIP Investment Grade Bond Portfolio Initial Class

ASSETS
Investments, at fair value	$83,108	$2,265,571	$27,283	$3,011,962	$856,308	$472,770

Total assets	$83,108	$2,265,571	$27,283	$3,011,962	$856,308	$472,770

NET ASSETS
Accumulation units	$83,108	$2,265,571	$27,283	$3,011,962	$856,308	$472,770

Total net assets	$83,108	$2,265,571	$27,283	$3,011,962	$856,308	$472,770

FUND SHARE INFORMATION
Number of shares	2,492	23,184	5,591	4,563	1,303	41,617

Cost of investments	$64,670	$1,825,288	$28,362	$1,536,825	$435,672	$513,286

ACCUMULATION UNIT VALUE [1]
Lowest	$56.52	$40.00	$25.66	$31.94	$66.24	$12.03
Highest	$56.52	$127.31	$25.66	$100.85	$66.24	$22.34

STATEMENT OF OPERATIONS For the Year Ended December 31, 2025
	Fidelity® VIP Growth & Income Portfolio Initial Class	Fidelity® VIP Growth Portfolio Initial Class	Fidelity® VIP High Income Portfolio Initial Class	Fidelity® VIP Index 500 Portfolio Initial Class	Fidelity® VIP Index 500 Portfolio Service Class	Fidelity® VIP Investment Grade Bond Portfolio Initial Class

NET INVESTMENT INCOME (LOSS)
Dividends	$1,190	$6,253	$1,717	$32,168	$8,483	$16,382

Net investment income (loss)	1,190	6,253	1,717	32,168	8,483	16,382

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	9,647	164,860	1,517	215,752	113,155	14,608
Cost of investments sold	7,556	127,473	1,571	136,927	60,853	15,708

Realized gains (losses) on fund shares	2,091	37,387	(54)	78,825	52,302	(1,100)
Realized gain distributions	7,157	277,701	—	14,152	3,991	—

Net realized gains (losses)	9,248	315,088	(54)	92,977	56,293	(1,100)
Change in unrealized gains (losses)	3,495	(18,914)	883	331,834	67,660	16,150

Net realized and change in unrealized gains (losses) on investments	12,743	296,174	829	424,811	123,953	15,050

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$13,933	$302,427	$2,546	$456,979	$132,436	$31,432

[1]

The high and low accumulation unit value (“AUV”) are reported at the same amount where there is only one policy offered for investment in the sub-account. Otherwise, when more than one policy is available for investment, a high and low AUV are reported at different amounts.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2025

	Fidelity® VIP Mid Cap Portfolio Initial Class	Fidelity® VIP Overseas Portfolio Initial Class	Fidelity® VIP Real Estate Portfolio Initial Class	Fidelity® VIP Value Portfolio Initial Class	Fidelity® VIP Value Strategies Portfolio Initial Class	Franklin Templeton Global Bond VIP Fund Class 1

ASSETS
Investments, at fair value	$113,767	$450,867	$74,262	$7,233	$23,701	$28,048

Total assets	$113,767	$450,867	$74,262$	7,233	$23,701	$28,048

NET ASSETS
Accumulation units	$113,767	$450,867	$74,262$	7,233	$23,701	$28,048

Total net assets	$113,767	$450,867	$74,262$	7,233	$23,701	$28,048

FUND SHARE INFORMATION
Number of shares	3,033	16,383	4,163	375	1,488	2,003

Cost of investments	$109,873	$370,699	$74,998$	6,846	$21,793	$30,896

ACCUMULATION UNIT VALUE [1]
Lowest	$22.70	$18.72	$13.78$	24.32	$45.19	$15.96
Highest	$45.89	$44.03	$24.75$	24.32	$45.19	$15.96

STATEMENT OF OPERATIONS For the Year Ended December 31, 2025
	Fidelity® VIP Mid Cap Portfolio Initial Class	Fidelity® VIP Overseas Portfolio Initial Class	Fidelity® VIP Real Estate Portfolio Initial Class	Fidelity® VIP Value Portfolio Initial Class	Fidelity® VIP Value Strategies Portfolio Initial Class	Franklin Templeton Global Bond VIP Fund Class 1

NET INVESTMENT INCOME (LOSS)
Dividends	$464	$6,989	$1,480	$97	$250	$—

Net investment income (loss)	464	6,989	1,480	97	250	—

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	12,145	27,523	29,279	661	356	946
Cost of investments sold	12,134	21,826	29,132	651	345	1,100

Realized gains (losses) on fund shares	11	5,697	147	10	11	(154)
Realized gain distributions	11,277	38,868	32	522	889	—

Net realized gains (losses)	11,288	44,565	179	532	900	(154)
Change in unrealized gains (losses)	(269)	26,810	955	84	597	4,035

Net realized and change in unrealized gains (losses) on investments	11,019	71,375	1,134	616	1,497	3,881

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$11,483	$78,364	$2,614	$713	$1,747	$3,881

[1]

The high and low accumulation unit value (“AUV”) are reported at the same amount where there is only one policy offered for investment in the sub-account. Otherwise, when more than one policy is available for investment, a high and low AUV are reported at different amounts.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2025

	Franklin Templeton Income VIP Fund Class 1	Franklin Templeton Mutual Global Discovery VIP Fund Class 1	Franklin Templeton Mutual Shares VIP Fund Class 1	Franklin Templeton Small Cap Value VIP Fund Class 1	Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1	Franklin Templeton Strategic Income VIP Fund Class 1

ASSETS
Investments, at fair value	$32,026	$7,674	$4,924	$57,259	$26,708	$8,645

Total assets	$32,026	$7,674	$4,924	$57,259	$26,708	$8,645

NET ASSETS
Accumulation units	$32,026	$7,674	$4,924	$57,259	$26,708	$8,645

Total net assets	$32,026	$7,674	$4,924	$57,259	$26,708	$8,645

FUND SHARE INFORMATION
Number of shares	1,999	382	297	3,833	1,432	905

Cost of investments	$30,779	$7,248	$4,954	$57,116	$26,451	$9,253

ACCUMULATION UNIT VALUE [1]
Lowest	$28.78	$34.90	$29.63	$41.88	$45.61	$20.05
Highest	$28.78	$34.90	$29.63	$41.88	$45.61	$20.05

STATEMENT OF OPERATIONS For the Year Ended December 31, 2025
	Franklin Templeton Income VIP Fund Class 1	Franklin Templeton Mutual Global Discovery VIP Fund Class 1	Franklin Templeton Mutual Shares VIP Fund Class 1	Franklin Templeton Small Cap Value VIP Fund Class 1	Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1	Franklin Templeton Strategic Income VIP Fund Class 1

NET INVESTMENT INCOME (LOSS)
Dividends	$1,497	$144	$105	$738	$—	$1,065

Net investment income (loss)	1,497	144	105	738	—	1,065

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	363	244	36	29,900	14,530	13,791
Cost of investments sold	366	227	35	30,301	13,900	15,148

Realized gains (losses) on fund shares	(3)	17	1	(401)	630	(1,357)
Realized gain distributions	299	704	455	4,640	1,747	—

Net realized gains (losses)	296	721	456	4,239	2,377	(1,357)
Change in unrealized gains (losses)	1,826	582	(47)	(900)	(809)	1,492

Net realized and change in unrealized gains (losses) on investments	2,122	1,303	409	3,339	1,568	135

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$3,619	$1,447	$514	$4,077	$1,568	$1,200

[1]

The high and low accumulation unit value (“AUV”) are reported at the same amount where there is only one policy offered for investment in the sub-account. Otherwise, when more than one policy is available for investment, a high and low AUV are reported at different amounts.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2025

	Franklin Templeton U.S. Government Securities VIP Fund Class 1	Invesco V.I. American Franchise	Invesco V.I. American Value	Invesco V.I. Core Equity	Invesco V.I. Core Plus Bond Fund -Series I	Invesco V.I. Discovery Mid Cap Growth Fund - Series I

ASSETS
Investments, at fair value	$15,175	$535,828	$193,172	$53,625	$9,053	$370,531

Total assets	$15,175	$535,828	$193,172	$53,625$	9,053	$370,531

NET ASSETS
Accumulation units	$15,175	$535,828	$193,172	$53,625$	9,053	$370,531

Total net assets	$15,175	$535,828	$193,172	$53,625$	9,053	$370,531

FUND SHARE INFORMATION
Number of shares	1,409	6,615	10,643	1,488	1,548	4,927

Cost of investments	$17,058	$384,891	$177,309	$47,122$	8,991	$352,889

ACCUMULATION UNIT VALUE [1]
Lowest	$14.58	$62.22	$27.82	$52.69	$11.15	$17.95
Highest	$14.58	$62.22	$84.36	$52.69	$11.15	$59.26

STATEMENT OF OPERATIONS For the Year Ended December 31, 2025
	Franklin Templeton U.S. Government Securities VIP Fund Class 1	Invesco V.I. American Franchise	Invesco V.I. American Value	Invesco V.I. Core Equity	Invesco V.I. Core Plus Bond Fund -Series I	Invesco V.I. Discovery Mid Cap Growth Fund - Series I

NET INVESTMENT INCOME (LOSS)
Dividends	$501	$—	$803	$327	$370	$—

Net investment income (loss)	501	—	803	327	370	—

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	3,963	27,007	8,935	610	3,246	26,286
Cost of investments sold	4,532	18,062	8,150	544	3,236	23,557

Realized gains (losses) on fund shares	(569)	8,945	785	66	10	2,729
Realized gain distributions	—	48,268	26,805	3,765	—	30,733

Net realized gains (losses)	(569)	57,213	27,590	3,831	10	33,462
Change in unrealized gains (losses)	1,141	209	5,471	3,015	257	(15,606)

Net realized and change in unrealized gains (losses) on investments	572	57,422	33,061	6,846	267	17,856

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,073	$57,422	$33,864	$7,173	$637	$17,856

[1]

The high and low accumulation unit value (“AUV”) are reported at the same amount where there is only one policy offered for investment in the sub-account. Otherwise, when more than one policy is available for investment, a high and low AUV are reported at different amounts.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2025

	Invesco V.I. Diversified Dividend Fund Series I	Invesco V.I. Equity and Income Fund - Series I	Invesco V.I. EQV International Equity Fund - Series I	Invesco V.I. Global Fund - Series I	Invesco V.I. Global Fund - Series II	Invesco V.I. Global Strategic Income Fund - Series I

ASSETS
Investments, at fair value	$6,303	$43,722	$10,435	$37,507	$646,296	$9,548

Total assets	$6,303	$43,722	$10,435	$37,507	$646,296	$9,548

NET ASSETS
Accumulation units	$6,303	$43,722	$10,435	$37,507	$646,296	$9,548

Total net assets	$6,303	$43,722	$10,435	$37,507	$646,296	$9,548

FUND SHARE INFORMATION
Number of shares	232	2,393	289	988	17,804	2,089

Cost of investments	$6,003	$41,467	$10,176	$37,606	$632,513	$9,558

ACCUMULATION UNIT VALUE [1]
Lowest	$20.25	$12.14	$15.96	$43.22	$66.01	$17.57
Highest	$20.25	$12.14	$15.96	$43.22	$66.01	$17.57

STATEMENT OF OPERATIONS For the Year Ended December 31, 2025
	Invesco V.I. Diversified Dividend Fund Series I	Invesco V.I. Equity and Income Fund -Series I	Invesco V.I. EQV International Equity Fund - Series I	Invesco V.I. Global Fund - Series I	Invesco V.I. Global Fund - Series II	Invesco V.I. Global Strategic Income Fund - Series I

NET INVESTMENT INCOME (LOSS)
Dividends	$93	$864	$141	$—	$—	$542

Net investment income (loss)	93	864	141	—	—	542

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	5,977	1,520	4,468	2,322	18,174	1,841
Cost of investments sold	5,703	1,456	4,380	2,094	15,747	1,863

Realized gains (losses) on fund shares	274	64	88	228	2,427	(22)
Realized gain distributions	446	2,195	624	6,564	117,992	—

Net realized gains (losses)	720	2,259	712	6,792	120,419	(22)
Change in unrealized gains (losses)	206	1,745	818	(1,757)	(34,915)	600

Net realized and change in unrealized gains (losses) on investments	926	4,004	1,530	5,035	85,504	578

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,019	$4,868	$1,671	$5,035	$85,504	$1,120

[1]

The high and low accumulation unit value (“AUV”) are reported at the same amount where there is only one policy offered for investment in the sub-account. Otherwise, when more than one policy is available for investment, a high and low AUV are reported at different amounts.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2025

	Invesco V.I. Government Securities	Invesco V.I. Growth and Income Fund Series I	Invesco V.I. High Yield	Invesco V.I. International Growth Fund*	Invesco V.I. Main Street Fund® - Series I	Invesco V.I. Main Street MidCap Fund - Series I

ASSETS
Investments, at fair value	$62,946	$484,331	$104,571	$123,143	$21,318	$174,621

Total assets	$62,946	$484,331	$104,571	$123,143	$21,318	$174,621

NET ASSETS
Accumulation units	$62,946	$484,331	$104,571	$123,143	$21,318	$174,621

Total net assets	$62,946	$484,331	$104,571	$123,143	$21,318	$174,621

FUND SHARE INFORMATION
Number of shares	5,910	22,707	22,061	63,476	962	15,860

Cost of investments	$65,782	$437,940	$109,570	$129,542	$21,831	$173,426

ACCUMULATION UNIT VALUE [1]
Lowest	$13.06	$43.92	$13.82	$22.60	$27.21	$49.96
Highest	$13.06	$86.44	$19.07	$74.42	$27.21	$49.96

STATEMENT OF OPERATIONS For the Year Ended December 31, 2025
	Invesco V.I. Government Securities	Invesco V.I. Growth and Income Fund Series I	Invesco V.I. High Yield	Invesco V.I. International Growth Fund*	Invesco V.I. Main Street Fund® - Series I	Invesco V.I. Main Street MidCap Fund - Series I

NET INVESTMENT INCOME (LOSS)
Dividends	$1,961	$6,616	$7,070	$414	$109	$565

Net investment income (loss)	1,961	6,616	7,070	414	109	565

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	5,642	12,673	1,301	20,355	331	18,765
Cost of investments sold	5,965	11,478	1,337	21,976	352	18,466

Realized gains (losses) on fund shares	(323)	1,195	(36)	(1,621)	(21)	299
Realized gain distributions	—	34,956	—	11,102	1,245	16,679

Net realized gains (losses)	(323)	36,151	(36)	9,481	1,224	16,978
Change in unrealized gains (losses)	2,727	22,962	(690)	8,110	1,558	(2,495)

Net realized and change in unrealized gains (losses) on investments	2,404	59,113	(726)	17,591	2,782	14,483

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$4,365	$65,729	$6,344	$18,005	$2,891	$15,048

[1]

The high and low accumulation unit value (“AUV”) are reported at the same amount where there is only one policy offered for investment in the sub-account. Otherwise, when more than one policy is available for investment, a high and low AUV are reported at different amounts.

*See	Note 2 for disclosure of changes to the names of the sub-accounts (and Funds) during 2025.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2025

	Invesco V.I. Main Street Small Cap Fund® - Series I	Janus Henderson Balanced Portfolio Institutional Shares	Janus Henderson Balanced Portfolio Service Shares	Janus Henderson Enterprise Portfolio Institutional Shares	Janus Henderson Flexible Bond Portfolio Institutional Shares	Janus Henderson Forty Portfolio Institutional Shares

ASSETS
Investments, at fair value	$1,141,447	$35,389	$707,152	$103,653	$41,823	$200,404

Total assets	$1,141,447	$35,389	$707,152	$103,653	$41,823	$200,404

NET ASSETS
Accumulation units	$1,141,447	$35,389	$707,152	$103,653	$41,823	$200,404

Total net assets	$1,141,447	$35,389	$707,152	$103,653	$41,823	$200,404

FUND SHARE INFORMATION
Number of shares	39,995	634	11,889	1,240	4,212	3,373

Cost of investments	$933,092	$26,238	$431,727	$96,034	$47,140	$145,313

ACCUMULATION UNIT VALUE [1]
Lowest	$51.55	$22.90	$72.33	$25.96	$11.90	$36.72
Highest	$112.78	$45.23	$72.33	$60.43	$19.28	$141.69

STATEMENT OF OPERATIONS For the Year Ended December 31, 2025
	Invesco V.I. Main Street Small Cap Fund® -Series I	Janus Henderson Balanced Portfolio Institutional Shares	Janus Henderson Balanced Portfolio Service Shares	Janus Henderson Enterprise Portfolio Institutional Shares	Janus Henderson Flexible Bond Portfolio Institutional Shares	Janus Henderson Forty Portfolio Institutional Shares

NET INVESTMENT INCOME (LOSS)
Dividends	$4,866	$700	$11,324	$184	$2,136	$131

Net investment income (loss)	4,866	700	11,324	184	2,136	131

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	25,424	4,938	6,304	3,406	3,425	12,627
Cost of investments sold	19,938	3,910	3,975	3,159	3,793	9,647

Realized gains (losses) on fund shares	5,486	1,028	2,329	247	(368)	2,980
Realized gain distributions	109,223	1,155	20,152	6,550	—	21,647

Net realized gains (losses)	114,709	2,183	22,481	6,797	(368)	24,627
Change in unrealized gains (losses)	(28,215)	1,930	57,388	(79)	1,134	6,248

Net realized and change in unrealized gains (losses) on investments	86,494	4,113	79,869	6,718	766	30,875

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$91,360	$4,813	$91,193	$6,902	$2,902	$31,006

[1]

The high and low accumulation unit value (“AUV”) are reported at the same amount where there is only one policy offered for investment in the sub-account. Otherwise, when more than one policy is available for investment, a high and low AUV are reported at different amounts.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2025

	Janus Henderson Global Research Portfolio Service Shares	Janus Henderson Glob.Tech. and Innovation Portfolio Institutional Shares	Janus Henderson Mid Cap Value Portfolio Institutional Shares	Janus Henderson Mid Cap Value Portfolio Service Shares	Janus Henderson Overseas Portfolio Institutional Shares	Janus Henderson Overseas Portfolio Service Shares

ASSETS
Investments, at fair value	$81,404	$179,306	$52,344	$238,877	$47,501	$119,987

Total assets	$81,404	$179,306	$52,344	$238,877	$47,501	$119,987

NET ASSETS
Accumulation units	$81,404	$179,306	$52,344	$238,877	$47,501	$119,987

Total net assets	$81,404	$179,306	$52,344	$238,877	$47,501	$119,987

FUND SHARE INFORMATION
Number of shares	1,065	7,490	2,946	14,236	851	2,263

Cost of investments	$48,969	$120,067	$49,219	$221,917	$34,270	$76,271

ACCUMULATION UNIT VALUE[1]
Lowest	$76.11	$48.04	$18.52	$54.25	$18.12	$17.45
Highest	$76.11	$139.74	$36.18	$54.25	$18.12	$17.45

STATEMENT OF OPERATIONS For the Year Ended December 31, 2025
	Janus Henderson Global Research Portfolio Service Shares	Janus Henderson Glob.Tech. and Innovation Portfolio Institutional Shares	Janus Henderson Mid Cap Value Portfolio Institutional Shares	Janus Henderson Mid Cap Value Portfolio Service Shares	Janus Henderson Overseas Portfolio Institutional Shares	Janus Henderson Overseas Portfolio Service Shares

NET INVESTMENT INCOME (LOSS)
Dividends	$326	$—	$395	$1,558	$571	$1,430

Net investment income (loss)	326	—	395	1,558	571	1,430

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	4,797	25,638	403	9,889	18,577	4,253
Cost of investments sold	3,064	18,467	375	9,064	14,881	2,965

Realized gains (losses) on fund shares	1,733	7,171	28	825	3,696	1,288
Realized gain distributions	7,002	16,103	4,247	22,687	—	—

Net realized gains (losses)	8,735	23,274	4,275	23,512	3,696	1,288
Change in unrealized gains (losses)	5,250	15,567	(1,617)	(10,750)	6,168	24,094

Net realized and change in unrealized gains (losses) on investments	13,985	38,841	2,658	12,762	9,864	25,382

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$14,311	$38,841	$3,053	$14,320	$10,435	$26,812

[1]

The high and low accumulation unit value (“AUV”) are reported at the same amount where there is only one policy offered for investment in the sub-account. Otherwise, when more than one policy is available for investment, a high and low AUV are reported at different amounts.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2025

	Janus Henderson Research Portfolio Institutional Shares	Lazard Retirement Emerging Markets Equity Portfolio	Legg Mason ClearBridge Variable Large Cap Value Portfolio Class I	Legg Mason Western Assets Variable Global High Yield Bond Portfolio Class I	MFS® High Yield Portfolio Initial Class	MFS® Investors Trust Series Initial Class

ASSETS
Investments, at fair value	$3,211	$44,734	$220,743	$145,369	$89,065	$31,973

Total assets	$3,211	$44,734	$220,743	$145,369	$89,065	$31,973

NET ASSETS
Accumulation units	$3,211	$44,734	$220,743	$145,369	$89,065	$31,973

Total net assets	$3,211	$44,734	$220,743	$145,369	$89,065	$31,973

FUND SHARE INFORMATION
Number of shares	49	1,497	11,509	23,447	17,498	1,222

Cost of investments	$2,459	$30,106	$231,726	$163,374	$95,849	$34,116

ACCUMULATION UNIT VALUE [1]
Lowest	$37.28	$101.52	$57.85	$31.39	$17.59	$75.90
Highest	$37.28	$101.52	$57.85	$31.39	$17.59	$75.90

STATEMENT OF OPERATIONS For the Year Ended December 31, 2025
	Janus Henderson Research Portfolio Institutional Shares	Lazard Retirement Emerging Markets Equity Portfolio	Legg Mason ClearBridge Variable Large Cap Value Portfolio Class I	Legg Mason Western Assets Variable Global High Yield Bond Portfolio Class I	MFS® High Yield Portfolio Initial Class	MFS® Investors Trust Series Initial Class

NET INVESTMENT INCOME (LOSS)
Dividends	$4	$1,043	$2,428	$9,612	$5,821	$483

Net investment income (loss)	4	1,043	2,428	9,612	5,821	483

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	862	1,043	20,961	9,016	3,013	745
Cost of investments sold	721	809	21,522	9,846	3,248	648

Realized gains (losses) on fund shares	141	234	(561)	(830)	(235)	97
Realized gain distributions	262	—	21,482	—	—	12,371

Net realized gains (losses)	403	234	20,921	(830)	(235)	12,468
Change in unrealized gains (losses)	136	11,920	(2,271)	4,742	1,535	(9,099)

Net realized and change in unrealized gains (losses) on investments	539	12,154	18,650	3,912	1,300	3,369

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$543	$13,197	$21,078	$13,524	$7,121	$3,852

[1]

The high and low accumulation unit value (“AUV”) are reported at the same amount where there is only one policy offered for investment in the sub-account. Otherwise, when more than one policy is available for investment, a high and low AUV are reported at different amounts.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2025

	MFS® Mass. Investors Growth Stock Portfolio Initial Class	MFS® New Discovery Series Initial Class	MFS® Total Return Series Initial Class	MFS® Utilities Series Initial Class	MFS® Value Series Initial Class	Morgan Stanley VIF Emerging Markets Equity Portfolio Class I

ASSETS
Investments, at fair value	$138,649	$290,644	$188,360	$123,753	$101,538	$24,780

Total assets	$138,649	$290,644	$188,360	$123,753	$101,538	$24,780

NET ASSETS
Accumulation units	$138,649	$290,644	$188,360	$123,753	$101,538	$24,780

Total net assets	$138,649	$290,644	$188,360	$123,753	$101,538	$24,780

FUND SHARE INFORMATION
Number of shares	6,149	18,631	8,074	3,280	4,561	1,410

Cost of investments	$127,083	$299,292	$183,609	$101,838	$87,643	$19,804

ACCUMULATION UNIT VALUE [1]
Lowest	$37.42	$114.89	$57.79	$117.41	$65.42	$15.56
Highest	$37.42	$114.89	$57.79	$117.41	$65.42	$15.56

STATEMENT OF OPERATIONS For the Year Ended December 31, 2025
	MFS® Mass. Investors Growth Stock Portfolio Initial Class	MFS® New Discovery Series Initial Class	MFS® Total Return Series Initial Class	MFS® Utilities Series Initial Class	MFS® Value Series Initial Class	Morgan Stanley VIF Emerging Markets Equity Portfolio Class I

NET INVESTMENT INCOME (LOSS)
Dividends	$358	$—	$4,965	$3,426	$1,559	$85

Net investment income (loss)	358	—	4,965	3,426	1,559	85

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	12,318	22,332	10,102	5,399	2,416	19,488
Cost of investments sold	10,397	24,776	9,888	4,506	2,105	19,095

Realized gains (losses) on fund shares	1,921	(2,444)	214	893	311	393
Realized gain distributions	18,890	—	13,239	1,567	7,254	705

Net realized gains (losses)	20,811	(2,444)	13,453	2,460	7,565	1,098
Change in unrealized gains (losses)	(8,242)	36,591	787	10,467	2,620	5,440

Net realized and change in unrealized gains (losses) on investments	12,569	34,147	14,240	12,927	10,185	6,538

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$12,927$	34,147	$19,205	$16,353	$11,744	$6,623

[1]

The high and low accumulation unit value (“AUV”) are reported at the same amount where there is only one policy offered for investment in the sub-account. Otherwise, when more than one policy is available for investment, a high and low AUV are reported at different amounts.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2025

	Morgan Stanley VIF Growth Portfolio Class I	Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I	Morningstar Balanced ETF Asset Allocation Portfolio Class I	Morningstar Conservative ETF Asset Allocation Portfolio Class I	Morningstar Growth ETF Asset Allocation Portfolio Class I	Morningstar Income and Growth ETF Asset Allocation Portfolio Class I

ASSETS
Investments, at fair value	$321,983	$1,003,348	$701,915	$37,829	$1,463,017	$297,878

Total assets	$321,983	$1,003,348	$701,915	$37,829	$1,463,017	$297,878

NET ASSETS
Accumulation units	$321,983	$1,003,348	$701,915	$37,829	$1,463,017	$297,878

Total net assets	$321,983	$1,003,348	$701,915	$37,829	$1,463,017	$297,878

FUND SHARE INFORMATION
Number of shares	12,123	58,031	63,522	3,477	106,790	31,061

Cost of investments	$239,434	$800,004	$680,683	$37,172	$1,250,390	$303,831

ACCUMULATION UNIT VALUE [1]
Lowest	$107.36	$22.38	$17.68	$13.20	$20.29	$15.42
Highest	$166.40	$34.97	$26.97	$17.88	$46.17	$22.17

STATEMENT OF OPERATIONS For the Year Ended December 31, 2025
	Morgan Stanley VIF Growth Portfolio Class I	Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I	Morningstar Balanced ETF Asset Allocation Portfolio Class I	Morningstar Conservative ETF Asset Allocation Portfolio Class I	Morningstar Growth ETF Asset Allocation Portfolio Class I	Morningstar Income and Growth ETF Asset Allocation Portfolio Class I

NET INVESTMENT INCOME (LOSS)
Dividends	$—	$12,553	$14,586	$1,061	$22,832	$7,705

Net investment income (loss)	—	12,553	14,586	1,061	22,832	7,705

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	28,777	111,324	45,161	43,179	255,558	32,809
Cost of investments sold	23,482	87,699	41,984	42,727	225,459	32,932

Realized gains (losses) on fund shares	5,295	23,625	3,177	452	30,099	(123)
Realized gain distributions	—	65,133	72,616	—	97,963	24,482

Net realized gains (losses)	5,295	88,758	75,793	452	128,062	24,359
Change in unrealized gains (losses)	82,683	70,300	(441)	3,678	76,293	(587)

Net realized and change in unrealized gains (losses) on investments	$87,978	159,058	75,352	4,130	204,355	23,772

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$87,978	$171,611	$89,938	$5,191	$227,187	$31,477

[1]

The high and low accumulation unit value (“AUV”) are reported at the same amount where there is only one policy offered for investment in the sub-account. Otherwise, when more than one policy is available for investment, a high and low AUV are reported at different amounts.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2025

	PIMCO VIT Int. Bond U.S. Dollar-Hedged Admin. Shares	PIMCO VIT Real Return Portfolio Admin. Shares	PIMCO VIT Total Return Portfolio Admin. Shares	Putnam VT High Yield Fund Class IA	Putnam VT International Value Fund Class IA	T. Rowe Price Blue Chip Growth Portfolio I

ASSETS
Investments, at fair value	$71,837	$176,175	$322,187	$119,932	$63,107	$385,772

Total assets	$71,837	$176,175	$322,187	$119,932	$63,107	$385,772

NET ASSETS
Accumulation units	$71,837	$176,175	$322,187	$119,932	$63,107	$385,772

Total net assets	$71,837	$176,175	$322,187	$119,932	$63,107	$385,772

FUND SHARE INFORMATION
Number of shares	7,155	14,669	34,094	20,642	3,915	5,905

Cost of investments	$74,101	$183,795	$350,015	$123,332	$40,333	$189,829

ACCUMULATION UNIT VALUE [1]
Lowest	$27.64	$22.27	$25.83	$45.55	$57.82	$118.36
Highest	$27.64	$22.27	$25.83	$45.55	$57.82	$118.36

STATEMENT OF OPERATIONS For the Year Ended December 31, 2025
	PIMCO VIT Int. Bond U.S. Dollar-Hedged Admin. Shares	PIMCO VIT Real Return Portfolio Admin. Shares	PIMCO VIT Total Return Portfolio Admin. Shares	Putnam VT High Yield Fund Class IA	Putnam VT International Value Fund Class IA	T. Rowe Price Blue Chip Growth Portfolio I

NET INVESTMENT INCOME (LOSS)
Dividends	$2,410	$5,741	$12,810	$7,240	$768	$—

Net investment income (loss)	2,410	5,741	12,810	7,240	768	—

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,656	8,843	18,997	5,092	1,914	39,847
Cost of investments sold	1,721	9,254	20,846	5,405	1,275	18,102

Realized gains (losses) on fund shares	(65)	(411)	(1,849)	(313)	639	21,745
Realized gain distributions	—	—	—	—	471	32,495

Net realized gains (losses)	(65)	(411)	(1,849)	(313)	1,110	54,240
Change in unrealized gains (losses)	345	7,565	15,696	2,863	14,719	9,555

Net realized and change in unrealized gains (losses) on investments	280	7,154	13,847	2,550	15,829	63,795

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$2,690	$12,895	$26,657	$9,790	$16,597	$63,795

[1]

The high and low accumulation unit value (“AUV”) are reported at the same amount where there is only one policy offered for investment in the sub-account. Otherwise, when more than one policy is available for investment, a high and low AUV are reported at different amounts.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS

As of December 31, 2025

	T. Rowe Price Equity Income Portfolio I	VanEck VIP Emerging Markets Fund Initial Class	VanEck VIP Global Resources Fund - Initial Class

ASSETS
Investments, at fair value	$687,754	$151,487	$94,839

Total assets	$687,754	$151,487	$94,839

NET ASSETS
Accumulation units	$687,754	$151,487	$94,839

Total net assets	$687,754	$151,487	$94,839

FUND SHARE INFORMATION
Number of shares	23,789	12,805	2,830

Cost of investments	$631,015	$142,828	$66,689

ACCUMULATION UNIT VALUE [1]
Lowest	$78.04	$48.45	$43.48
Highest	$78.04	$48.45	$43.48

STATEMENT OF OPERATIONS For the Year Ended December 31, 2025
	T. Rowe Price Equity Income Portfolio I	VanEck VIP Emerging Markets Fund Initial Class	VanEck VIP Global Resources Fund - Initial Class

NET INVESTMENT INCOME (LOSS)
Dividends	$10,526	$968	$2,082

Net investment income (loss)	10,526	968	2,082

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	15,941	3,560	4,721
Cost of investments sold	13,999	3,876	3,475

Realized gains (losses) on fund shares	1,942	(316)	1,246
Realized gain distributions	65,326	—	—

Net realized gains (losses)	67,268	(316)	1,246
Change in unrealized gains (losses)	8,606	33,915	22,489

Net realized and change in unrealized gains (losses) on investments	75,874	33,599	23,735

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$86,400	$34,567	$25,817

[1]

The high and low accumulation unit value (“AUV”) are reported at the same amount where there is only one policy offered for investment in the sub-account. Otherwise, when more than one policy is available for investment, a high and low AUV are reported at different amounts.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2025
	AB VPS Discovery Value Portfolio - Class A	AB VPS International Value Class A	AB VPS Relative Value Portfolio - Class A

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$32	$240	$337
Net realized gains (losses)	412	2,383	2,480
Change in unrealized gains (losses)	(328)	1,652	210

Increase (decrease) in net assets from operations	116	4,275	3,027

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	732	615	2,731
Transfers for policy benefits and terminations	—	(16,906)	—
Loans	19	(11)	10
Policy maintenance charge	(581)	(352)	(1,932)
Transfers among the sub-accounts and with the Fixed Account - net	28	(184)	251

Increase (decrease) in net assets from policy transactions	198	(16,838)	1,060

INCREASE (DECREASE) IN NET ASSETS	314	(12,563)	4,087
NET ASSETS AT BEGINNING OF PERIOD	3,623	23,277	28,286

NET ASSETS AT END OF PERIOD	$3,937	$10,714	$32,373

Accumulation Units outstanding at beginning of period	93	2,337	692
Units issued	9	28	33
Units redeemed	(4)	(1,606)	(8)

Accumulation Units outstanding at end of period	98	759	717

	2025
	AB VPS Small Cap Growth Class A	Alger Balanced Class I-2	Alger Capital Appreciation Class I-2

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$—	$825	$—
Net realized gains (losses)	(359)	3,174	151,378
Change in unrealized gains (losses)	1,673	306	44,914

Increase (decrease) in net assets from operations	1,314	4,305	196,292

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	2,096	4,085	44,191
Transfers for policy benefits and terminations	—	—	(37,250)
Loans	(1,453)	—	(5,358)
Policy maintenance charge	(1,183)	(2,265)	(31,349)
Transfers among the sub-accounts and with the Fixed Account - net	(21)	(24)	(14,412)

Increase (decrease) in net assets from policy transactions	(561)	1,796	(44,178)

INCREASE (DECREASE) IN NET ASSETS	753	6,101	152,114
NET ASSETS AT BEGINNING OF PERIOD	27,167	25,523	610,646

NET ASSETS AT END OF PERIOD	$27,920	$31,624	$762,760

Accumulation Units outstanding at beginning of period	488	902	6,637
Units issued	38	92	646
Units redeemed	(47)	(26)	(1,073)

Accumulation Units outstanding at end of period	479	968	6,210

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2025
	Alger Large Cap Growth Class I-2	Alger MidCap Growth Class I-2	Alger Small Cap Growth Portfolio Class I-2

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$—	$—	$—
Net realized gains (losses)	82,836	1,804	814
Change in unrealized gains (losses)	67,994	99,035	4,257

Increase (decrease) in net assets from operations	150,830	100,839	5,071

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	14,899	30,945	13,393
Transfers for policy benefits and terminations	(11,863)	(6,306)	—
Loans	(7,702)	(11,110)	—
Policy maintenance charge	(16,866)	(22,216)	(4,854)
Transfers among the sub-accounts and with the Fixed Account - net	(11,902)	(157)	4,920

Increase (decrease) in net assets from policy transactions	(33,434)	(8,844)	13,459

INCREASE (DECREASE) IN NET ASSETS	117,396	91,995	18,530
NET ASSETS AT BEGINNING OF PERIOD	513,886	600,762	63,513

NET ASSETS AT END OF PERIOD	$631,282	$692,757	$82,043

Accumulation Units outstanding at beginning of period	5,978	8,278	3,494
Units issued	72	337	811
Units redeemed	(404)	(529)	(43)

Accumulation Units outstanding at end of period	5,646	8,086	4,262

	2025
	DWS Equity 500 Index VIP Class A	DWS Global Income Builder VIP Class A II	DWS Small Cap Index VIP Class A

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,662	$3,602	$844
Net realized gains (losses)	25,177	10,308	3,599
Change in unrealized gains (losses)	13,278	(1,837)	3,362

Increase (decrease) in net assets from operations	41,117	12,073	7,805

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	6,055	4,556	2,525
Transfers for policy benefits and terminations	(5,824)	—	—
Loans	383	28	105
Policy maintenance charge	(8,183)	(4,470)	(2,870)
Transfers among the sub-accounts and with the Fixed Account - net	346	2	1

Increase (decrease) in net assets from policy transactions	(7,223)	116	(239)

INCREASE (DECREASE) IN NET ASSETS	33,894	12,189	7,566
NET ASSETS AT BEGINNING OF PERIOD	242,739	76,307	61,905

NET ASSETS AT END OF PERIOD	$276,633	$88,496	$69,471

Accumulation Units outstanding at beginning of period	2,370	2,634	795
Units issued	29	33	14
Units redeemed	(103)	(29)	(17)

Accumulation Units outstanding at end of period	2,296	2,638	792

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2025
	Fidelity® VIP Asset Manager 50% Portfolio Initial Class*	Fidelity® VIP ContrafundSM Portfolio Initial Class	Fidelity® VIP Disciplined Small Cap Portfolio Initial Class

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,844	$2,914	$441
Net realized gains (losses)	6,807	346,437	3,525
Change in unrealized gains (losses)	6,663	48,560	4,556

Increase (decrease) in net assets from operations	16,314	397,911	8,522

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	5,523	70,293	10,654
Transfers for policy benefits and terminations	(13,073)	(25,095)	—
Loans	(1,152)	349	—
Policy maintenance charge	(3,591)	(66,575)	(4,650)
Transfers among the sub-accounts and with the Fixed Account - net	54	(9,008)	(47)

Increase (decrease) in net assets from policy transactions	(12,239)	(30,036)	5,957

INCREASE (DECREASE) IN NET ASSETS	4,075	367,875	14,479
NET ASSETS AT BEGINNING OF PERIOD	113,987	1,864,960	41,931

NET ASSETS AT END OF PERIOD	$118,062	$2,232,835	$56,410

Accumulation Units outstanding at beginning of period	2,861	16,872	2,119
Units issued	74	353	352
Units redeemed	(358)	(778)	(43)

Accumulation Units outstanding at end of period	2,577	16,447	2,428

	2025
	Fidelity® VIP Emerging Markets Portfolio Initial Class	Fidelity® VIP Equity-Income PortfolioSM Initial Class	Fidelity® VIP Government Money Market Portfolio Initial Class

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,242	$26,447	$33,933
Net realized gains (losses)	2,268	95,220	—
Change in unrealized gains (losses)	35,243	131,810	—

Increase (decrease) in net assets from operations	39,753	253,477	33,933

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	16,287	54,137	70,696
Transfers for policy benefits and terminations	284	(49,038)	(25,129)
Loans	(361)	(3,378)	(18,466)
Policy maintenance charge	(9,797)	(49,553)	(38,166)
Transfers among the sub-accounts and with the Fixed Account - net	(5,968)	(607)	9,993

Increase (decrease) in net assets from policy transactions	445	(48,439)	(1,072)

INCREASE (DECREASE) IN NET ASSETS	40,198	205,038	32,861
NET ASSETS AT BEGINNING OF PERIOD	94,660	1,351,346	823,733

NET ASSETS AT END OF PERIOD	$134,858	$1,556,384	$856,594

Accumulation Units outstanding at beginning of period	5,909	22,527	51,359
Units issued	440	440	3,190
Units redeemed	(405)	(1,160)	(3,186)

Accumulation Units outstanding at end of period	5,944	21,807	51,363

*See Note 2 for disclosure of changes to the names of the sub-accounts (and Funds) during 2025.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2025
	Fidelity® VIP Growth & Income Portfolio Initial Class	Fidelity® VIP Growth Portfolio Initial Class	Fidelity® VIP High Income Portfolio Initial Class

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,190	$6,253	$1,717
Net realized gains (losses)	9,248	315,088	(54)
Change in unrealized gains (losses)	3,495	(18,914)	883

Increase (decrease) in net assets from operations	13,933	302,427	2,546

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	13,374	67,794	3,578
Transfers for policy benefits and terminations	(6,280)	(107,426)	—
Loans	(27)	(22,242)	—
Policy maintenance charge	(5,486)	(71,592)	(2,784)
Transfers among the sub-accounts and with the Fixed Account - net	(1)	(2,599)	(1)

Increase (decrease) in net assets from policy transactions	1,580	(136,065)	793

INCREASE (DECREASE) IN NET ASSETS	15,513	166,362	3,339
NET ASSETS AT BEGINNING OF PERIOD	67,595	2,099,209	23,944

NET ASSETS AT END OF PERIOD	$83,108	$2,265,571	$27,283

Accumulation Units outstanding at beginning of period	1,453	20,736	1,030
Units issued	220	412	95
Units redeemed	(203)	(1,814)	(62)

Accumulation Units outstanding at end of period	1,470	19,334	1,063

	2025
	Fidelity® VIP Index 500 Portfolio Initial Class	Fidelity® VIP Index 500 Portfolio Service Class	Fidelity® VIP Investment Grade Bond Portfolio Initial Class

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$32,168	$8,483	$16,382
Net realized gains (losses)	92,977	56,293	(1,100)
Change in unrealized gains (losses)	331,834	67,660	16,150

Increase (decrease) in net assets from operations	456,979	132,436	31,432

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	236,509	68,554	37,308
Transfers for policy benefits and terminations	(170,315)	(105,786)	(11,489)
Loans	(5,707)	(3,542)	(545)
Policy maintenance charge	(135,782)	(33,145)	(20,124)
Transfers among the sub-accounts and with the Fixed Account - net	28,240	1,620	10,025

Increase (decrease) in net assets from policy transactions	(47,055)	(72,299)	15,175

INCREASE (DECREASE) IN NET ASSETS	409,924	60,137	46,607
NET ASSETS AT BEGINNING OF PERIOD	2,602,038	796,171	426,163

NET ASSETS AT END OF PERIOD	$3,011,962	$856,308	$472,770

Accumulation Units outstanding at beginning of period	54,387	14,143	22,354
Units issued	5,071	692	1,697
Units redeemed	(5,929)	(1,907)	(825)

Accumulation Units outstanding at end of period	53,529	12,928	23,226

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2025
	Fidelity® VIP Mid Cap Portfolio Initial Class	Fidelity® VIP Overseas Portfolio Initial Class	Fidelity® VIP Real Estate Portfolio Initial Class

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$464	$6,989	$1,480
Net realized gains (losses)	11,288	44,565	179
Change in unrealized gains (losses)	(269)	26,810	955

Increase (decrease) in net assets from operations	11,483	78,364	2,614

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	21,853	23,591	12,913
Transfers for policy benefits and terminations	(4,046)	(16,286)	(27,553)
Loans	(2,166)	(992)	(2)
Policy maintenance charge	(8,433)	(19,583)	(4,122)
Transfers among the sub-accounts and with the Fixed Account - net	4,638	(1,445)	10,576

Increase (decrease) in net assets from policy transactions	11,846	(14,715)	(8,188)

INCREASE (DECREASE) IN NET ASSETS	23,329	63,649	(5,574)
NET ASSETS AT BEGINNING OF PERIOD	90,438	387,218	79,836

NET ASSETS AT END OF PERIOD	$113,767	$450,867	$74,262

Accumulation Units outstanding at beginning of period	3,175	11,741	4,476
Units issued	1,059	387	1,348
Units redeemed	(431)	(925)	(1,565)

Accumulation Units outstanding at end of period	3,803	11,203	4,259

	2025
	Fidelity® VIP Value Portfolio Initial Class	Fidelity® VIP Value Strategies Portfolio Initial Class	Franklin Templeton Global Bond VIP Fund Class 1

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$97	$250	$—
Net realized gains (losses)	532	900	(154)
Change in unrealized gains (losses)	84	597	4,035

Increase (decrease) in net assets from operations	713	1,747	3,881

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,736	1,445	1,939
Transfers for policy benefits and terminations	(495)	—	—
Loans	—	—	(6)
Policy maintenance charge	(939)	(944)	(1,876)
Transfers among the sub-accounts and with the Fixed Account - net	91	10	83

Increase (decrease) in net assets from policy transactions	393	511	140

INCREASE (DECREASE) IN NET ASSETS	1,106	2,258	4,021
NET ASSETS AT BEGINNING OF PERIOD	6,127	21,443	24,027

NET ASSETS AT END OF PERIOD	$7,233	$23,701	$28,048

Accumulation Units outstanding at beginning of period	280	512	1,748
Units issued	47	21	71
Units redeemed	(30)	(8)	(62)

Accumulation Units outstanding at end of period	297	525	1,757

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2025
	Franklin Templeton Income VIP Fund Class 1	Franklin Templeton Mutual Global Discovery VIP Fund Class 1	Franklin Templeton Mutual Shares VIP Fund Class 1

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,497	$144	$105
Net realized gains (losses)	296	721	456
Change in unrealized gains (losses)	1,826	582	(47)

Increase (decrease) in net assets from operations	3,619	1,447	514

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,962	897	477
Transfers for policy benefits and terminations	—	—	—
Loans	(20)	—	—
Policy maintenance charge	(1,398)	(644)	(311)
Transfers among the sub-accounts and with the Fixed Account - net	186	(96)	(7)

Increase (decrease) in net assets from policy transactions	730	157	159

INCREASE (DECREASE) IN NET ASSETS	4,349	1,604	673
NET ASSETS AT BEGINNING OF PERIOD	27,677	6,070	4,251

NET ASSETS AT END OF PERIOD	$32,026	$7,674	$4,924

Accumulation Units outstanding at beginning of period	1,085	215	160
Units issued	41	12	7
Units redeemed	(13)	(7)	(1)

Accumulation Units outstanding at end of period	1,113	220	166

	2025
	Franklin Templeton Small Cap Value VIP Fund Class 1	Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1	Franklin Templeton Strategic Income VIP Fund Class 1

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$738	$—	$1,065
Net realized gains (losses)	4,239	2,377	(1,357)
Change in unrealized gains (losses)	(900)	(809)	1,492

Increase (decrease) in net assets from operations	4,077	1,568	1,200

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	5,104	1,559	972
Transfers for policy benefits and terminations	(29,098)	(13,946)	(13,517)
Loans	21	—	(7)
Policy maintenance charge	(3,345)	(1,362)	(550)
Transfers among the sub-accounts and with the Fixed Account - net	1,352	(4)	77

Increase (decrease) in net assets from policy transactions	(25,966)	(13,753)	(13,025)

INCREASE (DECREASE) IN NET ASSETS	(21,889)	(12,185)	(11,825)
NET ASSETS AT BEGINNING OF PERIOD	79,148	38,893	20,470

NET ASSETS AT END OF PERIOD	$57,259	$26,708	$8,645

Accumulation Units outstanding at beginning of period	2,039	876	1,097
Units issued	101	18	40
Units redeemed	(773)	(308)	(706)

Accumulation Units outstanding at end of period	1,367	586	431

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2025
	Franklin Templeton U.S. Government Securities VIP Fund Class 1	Invesco V.I. American Franchise	Invesco V.I. American Value

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$501	$—	$803
Net realized gains (losses)	(569)	57,213	27,590
Change in unrealized gains (losses)	1,141	209	5,471

Increase (decrease) in net assets from operations	1,073	57,422	33,864

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	662	13,321	8,671
Transfers for policy benefits and terminations	(3,175)	(6,038)	(1,218)
Loans	—	(7,000)	13
Policy maintenance charge	(599)	(17,296)	(8,735)
Transfers among the sub-accounts and with the Fixed Account - net	(109)	(2,656)	(3,351)

Increase (decrease) in net assets from policy transactions	(3,221)	(19,669)	(4,620)

INCREASE (DECREASE) IN NET ASSETS	(2,148)	37,753	29,244
NET ASSETS AT BEGINNING OF PERIOD	17,323	498,075	163,928

NET ASSETS AT END OF PERIOD	$15,175	$535,828	$193,172

Accumulation Units outstanding at beginning of period	1,272	8,939	2,664
Units issued	52	131	89
Units redeemed	(283)	(458)	(126)

Accumulation Units outstanding at end of period	1,041	8,612	2,627

	2025
	Invesco V.I. Core Equity	Invesco V.I. Core Plus Bond Fund - Series I	Invesco V.I. Discovery Mid Cap Growth Fund - Series I

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$327	$370	$—
Net realized gains (losses)	3,831	10	33,462
Change in unrealized gains (losses)	3,015	257	(15,606)

Increase (decrease) in net assets from operations	7,173	637	17,856

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,785	1,368	22,600
Transfers for policy benefits and terminations	—	(2,956)	(10,478)
Loans	7,457	—	(6,718)
Policy maintenance charge	(1,239)	(669)	(14,107)
Transfers among the sub-accounts and with the Fixed Account - net	256	38	4,904

Increase (decrease) in net assets from policy transactions	8,259	(2,219)	(3,799)

INCREASE (DECREASE) IN NET ASSETS	15,432	(1,582)	14,057
NET ASSETS AT BEGINNING OF PERIOD	38,193	10,635	356,474

NET ASSETS AT END OF PERIOD	$53,625	$9,053	$370,531

Accumulation Units outstanding at beginning of period	842	1,021	7,616
Units issued	188	95	653
Units redeemed	(12)	(304)	(500)

Accumulation Units outstanding at end of period	1,018	812	7,769

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2025
	Invesco V.I. Diversified Dividend Fund Series I	Invesco V.I. Equity and Income Fund - Series I	Invesco V.I. EQV International Equity Fund - Series I

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$93	$864	$141
Net realized gains (losses)	720	2,259	712
Change in unrealized gains (losses)	206	1,745	818

Increase (decrease) in net assets from operations	1,019	4,868	1,671

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,836	4,525	2,031
Transfers for policy benefits and terminations	(5,888)	—	(4,059)
Loans	—	—	—
Policy maintenance charge	(655)	(3,070)	(1,475)
Transfers among the sub-accounts and with the Fixed Account - net	(24)	97	348

Increase (decrease) in net assets from policy transactions	(4,731)	1,552	(3,155)

INCREASE (DECREASE) IN NET ASSETS	(3,712)	6,420	(1,484)
NET ASSETS AT BEGINNING OF PERIOD	10,015	37,302	11,919

NET ASSETS AT END OF PERIOD	$6,303	$43,722	$10,435

Accumulation Units outstanding at beginning of period	572	3,466	870
Units issued	67	270	89
Units redeemed	(328)	(134)	(305)

Accumulation Units outstanding at end of period	311	3,602	654

	2025
	Invesco V.I. Global Fund - Series I	Invesco V.I. Global Fund - Series II	Invesco V.I. Global Strategic Income Fund - Series I

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (Loss)	$—	$—	$542
Net realized gains (losses)	6,792	120,419	(22)
Change in unrealized gains (losses)	(1,757)	(34,915)	600

Increase (decrease) in net assets from operations	5,035	85,504	1,120

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	2,401	25,384	1,468
Transfers for policy benefits and terminations	(1,489)	(14,569)	—
Loans	—	4,214	—
Policy Maintenance Charge	(1,556)	(19,892)	(1,787)
Transfers among the sub-accounts and with the Fixed Account - net	736	2,836	51

Increase (decrease) in net assets from policy transactions	92	(2,027)	(268)

INCREASE (DECREASE) IN NET ASSETS	5,127	83,477	852
NET ASSETS AT BEGINNING OF PERIOD	32,380	562,819	8,696

NET ASSETS AT END OF PERIOD	$37,507	$646,296	$9,548

Accumulation Units outstanding at beginning of period	864	9,807	559
Units Issued	62	272	95
Units Redeemed	(58)	(288)	(111)

Accumulation Units outstanding at end of period	868	9,791	543

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2025
	Invesco V.I. Government Securities	Invesco V.I. Growth and Income Fund Series I	Invesco V.I. High Yield

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,961	$6,616	$7,070
Net realized gains (losses)	(323)	36,151	(36)
Change in unrealized gains (losses)	2,727	22,962	(690)

Increase (decrease) in net assets from operations	4,365	65,729	6,344

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	5,102	18,267	11,740
Transfers for policy benefits and terminations	(2,543)	(6,059)	—
Loans	(33)	(418)	17
Policy maintenance charge	(3,939)	(15,440)	(6,348)
Transfers among the sub-accounts and with the Fixed Account - net	1,055	(485)	1,692

Increase (decrease) in net assets from policy transactions	(358)	(4,135)	7,101

INCREASE (DECREASE) IN NET ASSETS	4,007	61,594	13,445
NET ASSETS AT BEGINNING OF PERIOD	58,939	422,737	91,126

NET ASSETS AT END OF PERIOD	$62,946	$484,331	$104,571

Accumulation Units outstanding at beginning of period	4,846	6,152	6,180
Units issued	417	132	598
Units redeemed	(442)	(178)	(90)

Accumulation Units outstanding at end of period	4,821	6,106	6,688

	2025
	Invesco V.I. International Growth Fund*	Invesco V.I. Main Street Fund® - Series I	Invesco V.I. Main Street MidCap Fund - Series I

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$414	$109	$565
Net realized gains (losses)	9,481	1,224	16,978
Change in unrealized gains (losses)	8,110	1,558	(2,495)

Increase (decrease) in net assets from operations	18,005	2,891	15,048

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	9,660	875	9,414
Transfers for policy benefits and terminations	(17,292)	—	(8,458)
Loans	(1,133)	—	(8,406)
Policy maintenance charge	(6,036)	(616)	(5,974)
Transfers among the sub-accounts and with the Fixed Account - net	440	9	140

Increase (decrease) in net assets from policy transactions	(14,361)	268	(13,284)

INCREASE (DECREASE) IN NET ASSETS	3,644	3,159	1,764
NET ASSETS AT BEGINNING OF PERIOD	119,499	18,159	172,857

NET ASSETS AT END OF PERIOD	$123,143	$21,318	$174,621

Accumulation Units outstanding at beginning of period	3,395	774	3,778
Units issued	154	22	116
Units redeemed	(885)	(13)	(399)

Accumulation Units outstanding at end of period	2,664	783	3,495

*See Note 2 for disclosure of changes to the names of the sub-accounts (and Funds) during 2025.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2025
	Invesco V.I. Main Street Small Cap Fund® - Series I	Janus Henderson Balanced Portfolio Institutional Shares	Janus Henderson Balanced Portfolio Service Shares

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$4,866	$700	$11,324
Net realized gains (losses)	114,709	2,183	22,481
Change in unrealized gains (losses)	(28,215)	1,930	57,388

Increase (decrease) in net assets from operations	91,360	4,813	91,193

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	55,984	5,252	28,678
Transfers for policy benefits and terminations	(9,971)	(3,460)	—
Loans	(5,607)	11	1,383
Policy maintenance charge	(36,945)	(3,831)	(26,043)
Transfers among the sub-accounts and with the Fixed Account - net	7,532	(235)	(1,184)

Increase (decrease) in net assets from policy transactions	10,993	(2,263)	2,834

INCREASE (DECREASE) IN NET ASSETS	102,353	2,550	94,027
NET ASSETS AT BEGINNING OF PERIOD	1,039,094	32,839	613,125

NET ASSETS AT END OF PERIOD	$1,141,447	$35,389	$707,152

Accumulation Units outstanding at beginning of period	10,365	1,023	9,733
Units issued	445	86	137
Units redeemed	(264)	(168)	(94)

Accumulation Units outstanding at end of period	10,546	941	9,776

	2025
	Janus Henderson Enterprise Portfolio Institutional Shares	Janus Henderson Flexible Bond Portfolio Institutional Shares	Janus Henderson Forty Portfolio Institutional Shares

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$184	$2,136	$131
Net realized gains (losses)	6,797	(368)	24,627
Change in unrealized gains (losses)	(79)	1,134	6,248

Increase (decrease) in net assets from operations	6,902	2,902	31,006

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	16,480	3,435	8,493
Transfers for policy benefits and terminations	883	(1,594)	(6,975)
Loans	(15)	—	(1)
Policy maintenance charge	(5,823)	(3,187)	(7,108)
Transfers among the sub-accounts and with the Fixed Account - net	7,204	525	(2,563)

Increase (decrease) in net assets from policy transactions	18,729	(821)	(8,154)

INCREASE (DECREASE) IN NET ASSETS	25,631	2,081	22,852
NET ASSETS AT BEGINNING OF PERIOD	78,022	39,742	177,552

NET ASSETS AT END OF PERIOD	$103,653	$41,823	$200,404

Accumulation Units outstanding at beginning of period	1,457	2,990	1,854
Units issued	417	213	93
Units redeemed	(67)	(281)	(269)

Accumulation Units outstanding at end of period	1,807	2,922	1,678

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2025
	Janus Henderson Global Research Portfolio Service Shares	Janus Henderson Glob.Tech. and Innovation Portfolio Institutional Shares	Janus Henderson Mid Cap Value Portfolio Institutional Shares

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$326	$—	$395
Net realized gains (losses)	8,735	23,274	4,275
Change in unrealized gains (losses)	5,250	15,567	(1,617)

Increase (decrease) in net assets from operations	14,311	38,841	3,053

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	2,715	20,318	7,428
Transfers for policy benefits and terminations	(3,234)	(17,216)	—
Loans	—	—	3
Policy maintenance charge	(1,967)	(9,887)	(2,619)
Transfers among the sub-accounts and with the Fixed Account - net	(937)	(4,647)	2,334

Increase (decrease) in net assets from policy transactions	(3,423)	(11,432)	7,146

INCREASE (DECREASE) IN NET ASSETS	10,888	27,409	10,199
NET ASSETS AT BEGINNING OF PERIOD	70,516	151,897	42,145

NET ASSETS AT END OF PERIOD	$81,404	$179,306	$52,344

Accumulation Units outstanding at beginning of period	1,117	2,793	2,166
Units issued	20	207	387
Units redeemed	(67)	(528)	(22)

Accumulation Units outstanding at end of period	1,070	2,472	2,531

	2025
	Janus Henderson Mid Cap Value Portfolio Service Shares	Janus Henderson Overseas Portfolio Institutional Shares	Janus Henderson Overseas Portfolio Service Shares

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,558	$571	$1,430
Net realized gains (losses)	23,512	3,696	1,288
Change in unrealized gains (losses)	(10,750)	6,168	24,094

Increase (decrease) in net assets from operations	14,320	10,435	26,812

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	11,009	10,479	5,822
Transfers for policy benefits and terminations	(4,005)	(16,534)	(742)
Loans	(3,852)	73	146
Policy maintenance charge	(7,894)	(1,970)	(2,983)
Transfers among the sub-accounts and with the Fixed Account - net	4,702	598	(2,189)

Increase (decrease) in net assets from policy transactions	(40)	(7,354)	54

INCREASE (DECREASE) IN NET ASSETS	14,280	3,081	26,866
NET ASSETS AT BEGINNING OF PERIOD	224,597	44,420	93,121

NET ASSETS AT END OF PERIOD	$238,877	$47,501	$119,987

Accumulation Units outstanding at beginning of period	4,400	3,160	6,862
Units issued	191	709	288
Units redeemed	(188)	(1,247)	(273)

Accumulation Units outstanding at end of period	4,403	2,622	6,877

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2025
	Janus Henderson Research Portfolio Institutional Shares	Lazard Retirement Emerging Markets Equity Portfolio	Legg Mason ClearBridge Variable Large Cap Value Portfolio Class I

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$4	$1,043	$2,428
Net realized gains (losses)	403	234	20,921
Change in unrealized gains (losses)	136	11,920	(2,271)

Increase (decrease) in net assets from operations	543	13,197	21,078

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,003	1,768	14,565
Transfers for policy benefits and terminations	272	—	(18,635)
Loans	—	13	230
Policy maintenance charge	(1,459)	(927)	(11,200)
Transfers among the sub-accounts and with the Fixed Account - net	481	(777)	1,805

Increase (decrease) in net assets from policy transactions	297	77	(13,235)

INCREASE (DECREASE) IN NET ASSETS	840	13,274	7,843
NET ASSETS AT BEGINNING OF PERIOD	2,371	31,460	212,900

NET ASSETS AT END OF PERIOD	$3,211	$44,734	$220,743

Accumulation Units outstanding at beginning of period	75	439	4,056
Units issued	37	13	143
Units redeemed	(26)	(11)	(383)

Accumulation Units outstanding at end of period	86	441	3,816

	2025
	Legg Mason Western Assets Variable Global High Yield Bond Portfolio Class I	MFS® High Yield Portfolio Initial Class	MFS® Investors Trust Series Initial Class

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$9,612	$5,821	$483
Net realized gains (losses)	(830)	(235)	12,468
Change in unrealized gains (losses)	4,742	1,535	(9,099)

Increase (decrease) in net assets from operations	13,524	7,121	3,852

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	7,403	4,704	866
Transfers for policy benefits and terminations	(6,834)	(1,424)	—
Loans	112	(836)	(18)
Policy maintenance charge	(6,501)	(2,592)	(1,087)
Transfers among the sub-accounts and with the Fixed Account - net	951	1,040	(24)

Increase (decrease) in net assets from policy transactions	(4,869)	892	(263)

INCREASE (DECREASE) IN NET ASSETS	8,655	8,013	3,589
NET ASSETS AT BEGINNING OF PERIOD	136,714	81,052	28,384

NET ASSETS AT END OF PERIOD	$145,369	$89,065	$31,973

Accumulation Units outstanding at beginning of period	4,789	5,007	425
Units issued	138	233	7
Units redeemed	(296)	(176)	(11)

Accumulation Units outstanding at end of period	4,631	5,064	421

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2025
	MFS® Mass. Investors Growth Stock Portfolio Initial Class	MFS® New Discovery Series Initial Class	MFS® Total Return Series Initial Class

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$358	$—	$4,965
Net realized gains (losses)	20,811	(2,444)	13,453
Change in unrealized gains (losses)	(8,242)	36,591	787

Increase (decrease) in net assets from operations	12,927	34,147	19,205

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	4,286	11,231	9,503
Transfers for policy benefits and terminations	(5,943)	(10,159)	(7,288)
Loans	(4,498)	(7,945)	152
Policy maintenance charge	(3,526)	(8,858)	(6,501)
Transfers among the sub-accounts and with the Fixed Account - net	449	418	607

Increase (decrease) in net assets from policy transactions	(9,232)	(15,313)	(3,527)

INCREASE (DECREASE) IN NET ASSETS	3,695	18,834	15,678
NET ASSETS AT BEGINNING OF PERIOD	134,954	271,810	172,682

NET ASSETS AT END OF PERIOD	$138,649	$290,644	$188,360

Accumulation Units outstanding at beginning of period	3,964	2,672	3,321
Units issued	87	66	120
Units redeemed	(346)	(208)	(182)

Accumulation Units outstanding at end of period	3,705	2,530	3,259

	2025
	MFS® Utilities Series Initial Class	MFS® Value Series Initial Class	Morgan Stanley VIF Emerging Markets Equity Portfolio Class I

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$3,426	$1,559	$85
Net realized gains (losses)	2,460	7,565	1,098
Change in unrealized gains (losses)	10,467	2,620	5,440

Increase (decrease) in net assets from operations	16,353	11,744	6,623

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	4,917	4,872	2,183
Transfers for policy benefits and terminations	—	(1,333)	(18,702)
Loans	(1,247)	82	43
Policy maintenance charge	(5,169)	(3,784)	(1,055)
Transfers among the sub-accounts and with the Fixed Account - net	(451)	3	(353)

Increase (decrease) in net assets from policy transactions	(1,950)	(160)	(17,884)

INCREASE (DECREASE) IN NET ASSETS	14,403	11,584	(11,261)
NET ASSETS AT BEGINNING OF PERIOD	109,350	89,954	36,041

NET ASSETS AT END OF PERIOD	$123,753	$101,538	$24,780

Accumulation Units outstanding at beginning of period	1,071	1,554	3,080
Units issued	31	37	123
Units redeemed	(48)	(39)	(1,610)

Accumulation Units outstanding at end of period	1,054	1,552	1,593

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2025
	Morgan Stanley VIF Growth Portfolio Class I	Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I	Morningstar Balanced ETF Asset Allocation Portfolio Class I

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$—	$12,553	$14,586
Net realized gains (losses)	5,295	88,758	75,793
Change in unrealized gains (losses)	82,683	70,300	(441)

Increase (decrease) in net assets from operations	87,978	171,611	89,938

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	12,825	141,382	124,533
Transfers for policy benefits and terminations	(5,073)	(62,556)	(28,618)
Loans	(76)	(37,147)	(6,101)
Policy maintenance charge	(8,578)	(72,994)	(72,420)
Transfers among the sub-accounts and with the Fixed Account - net	(19,614)	(650)	(599)

Increase (decrease) in net assets from policy transactions	(20,516)	(31,965)	16,795

INCREASE (DECREASE) IN NET ASSETS	67,462	139,646	106,733
NET ASSETS AT BEGINNING OF PERIOD	254,521	863,702	595,182

NET ASSETS AT END OF PERIOD	$321,983	$1,003,348	$701,915

Accumulation Units outstanding at beginning of period	2,396	36,466	30,820
Units issued	77	3,568	3,367
Units redeemed	(242)	(3,896)	(2,119)

Accumulation Units outstanding at end of period	2,231	36,138	32,068

	2025
	Morningstar Conservative ETF Asset Allocation Portfolio Class I	Morningstar Growth ETF Asset Allocation Portfolio Class I	Morningstar Income and Growth ETF Asset Allocation Portfolio Class I

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,061	$22,832	$7,705
Net realized gains (losses)	452	128,062	24,359
Change in unrealized gains (losses)	3,678	76,293	(587)

Increase (decrease) in net assets from operations	5,191	227,187	31,477

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	8,446	189,556	42,293
Transfers for policy benefits and terminations	(41,335)	(195,424)	(25,274)
Loans	—	(2,238)	(16)
Policy maintenance charge	(5,035)	(116,784)	(24,230)
Transfers among the sub-accounts and with the Fixed Account - net	(90)	(44,327)	(2,439)

Increase (decrease) in net assets from policy transactions	(38,014)	(169,217)	(9,666)

INCREASE (DECREASE) IN NET ASSETS	(32,823)	57,970	21,811
NET ASSETS AT BEGINNING OF PERIOD	70,652	1,405,047	276,067

NET ASSETS AT END OF PERIOD	$37,829	$1,463,017	$297,878

Accumulation Units outstanding at beginning of period	4,368	61,892	14,735
Units issued	333	3,992	1,302
Units redeemed	(2,514)	(11,903)	(1,676)

Accumulation Units outstanding at end of period	2,187	53,981	14,361

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2025
	PIMCO VIT Int. Bond U.S. Dollar-Hedged Admin. Shares	PIMCO VIT Real Return Portfolio Admin. Shares	PIMCO VIT Total Return Portfolio Admin. Shares

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,410	$5,741	$12,810
Net realized gains (losses)	(65)	(411)	(1,849)
Change in unrealized gains (losses)	345	7,565	15,696

Increase (decrease) in net assets from operations	2,690	12,895	26,657

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	5,753	8,002	20,122
Transfers for policy benefits and terminations	(711)	(6,011)	(11,926)
Loans	169	479	(1,777)
Policy maintenance charge	(3,440)	(6,759)	(13,487)
Transfers among the sub-accounts and with the Fixed Account - net	441	5,728	8,315

Increase (decrease) in net assets from policy transactions	2,212	1,439	1,247

INCREASE (DECREASE) IN NET ASSETS	4,902	14,334	27,904
NET ASSETS AT BEGINNING OF PERIOD	66,935	161,841	294,283

NET ASSETS AT END OF PERIOD	$71,837	$176,175	$322,187

Accumulation Units outstanding at beginning of period	2,518	7,836	12,405
Units issued	142	475	816
Units redeemed	(61)	(402)	(749)

Accumulation Units outstanding at end of period	2,599	7,909	12,472

	2025
	Putnam VT High Yield Fund Class IA	Putnam VT International Value Fund Class IA	T. Rowe Price Blue Chip Growth Portfolio I

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$7,240	$768	$—
Net realized gains (losses)	(313)	1,110	54,240
Change in unrealized gains (losses)	2,863	14,719	9,555

Increase (decrease) in net assets from operations	9,790	16,597	63,795

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	5,198	2,478	10,566
Transfers for policy benefits and terminations	(1,862)	—	(12,771)
Loans	(907)	(2)	(16,462)
Policy maintenance charge	(3,511)	(1,596)	(13,666)
Transfers among the sub-accounts and with the Fixed Account - net	881	(1,437)	(2,485)

Increase (decrease) in net assets from policy transactions	(201)	(557)	(34,818)

INCREASE (DECREASE) IN NET ASSETS	9,589	16,040	28,977
NET ASSETS AT BEGINNING OF PERIOD	110,343	47,067	356,795

NET ASSETS AT END OF PERIOD	$119,932	$63,107	$385,772

Accumulation Units outstanding at beginning of period	2,637	1,100	3,579
Units issued	112	27	49
Units redeemed	(116)	(35)	(369)

Accumulation Units outstanding at end of period	2,633	1,092	3,259

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2025
	T. Rowe Price Equity Income Portfolio I	VanEck VIP Emerging Markets Fund Initial Class	VanEck VIP Global Resources Fund -Initial Class

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$10,526	$968	$2,082
Net realized gains (losses)	67,268	(316)	1,246
Change in unrealized gains (losses)	8,606	33,915	22,489

Increase (decrease) in net assets from operations	86,400	34,567	25,817

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	22,928	8,832	8,140
Transfers for policy benefits and terminations	(9,970)	(3,495)	—
Loans	948	4,087	(3,253)
Policy maintenance charge	(20,185)	(4,426)	(3,330)
Transfers among the sub-accounts and with the Fixed Account - net	7,700	(26)	(1,046)

Increase (decrease) in net assets from policy transactions	1,421	4,972	511

INCREASE (DECREASE) IN NET ASSETS	87,821	39,539	26,328
NET ASSETS AT BEGINNING OF PERIOD	599,933	111,948	68,511

NET ASSETS AT END OF PERIOD	$687,754	$151,487	$94,839

Accumulation Units outstanding at beginning of period	8,792	3,002	2,150
Units issued	242	210	145
Units redeemed	(221)	(85)	(114)

Accumulation Units outstanding at end of period	8,813	3,127	2,181

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2024
	AB VPS Discovery Value Portfolio - Class A	AB VPS International Value Class A	AB VPS Relative Value Portfolio - Class A

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (Loss)	$30	$615	$399
Net realized gains (losses)	154	19	992
Change in unrealized gains (losses)	124	321	1,810

Increase (decrease) in net assets from operations	308	955	3,201

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	729	1,088	2,750
Transfers for contract benefits and terminations	(1,070)	—	—
Loan - net	28	(15)	7
Policy Maintenance Charge	(522)	(526)	(1,988)
Transfers among the sub-accounts and with the Fixed Account - net	23	1,717	(108)

Increase (decrease) in net assets from policy transactions	(812)	2,264	661

INCREASE (DECREASE) IN NET ASSETS	(504)	3,219	3,862
NET ASSETS AT BEGINNING OF PERIOD	4,127	20,058	24,424

NET ASSETS AT END OF PERIOD	$3,623	$23,277	$28,286

Accumulation Units outstanding at beginning of period	117	2,116	675
Units Issued	12	240	29
Units Redeemed	(36)	(19)	(12)

Accumulation Units outstanding at end of period	93	2,337	692

	2024
	AB VPS Small Cap Growth Class A	Alger Balanced Class I-2	Alger Capital Appreciation Class I-2

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (Loss)	$96	$—	$—
Net realized gains (losses)	(6,063)	1,651	17,345
Change in unrealized gains (losses)	12,872	2,768	191,521

Increase (decrease) in net assets from operations	6,905	4,419	208,866

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	2,930	4,943	46,682
Transfers for contract benefits and terminations	(25,720)	(7,320)	(47,161)
Loan - net	529	—	(7,386)
Policy Maintenance Charge	(2,043)	(2,818)	(31,395)
Transfers among the sub-accounts and with the Fixed Account - net	61	(428)	(16,381)

Increase (decrease) in net assets from policy transactions	(24,243)	(5,623)	(55,641)

INCREASE (DECREASE) IN NET ASSETS	(17,338)	(1,204)	153,225
NET ASSETS AT BEGINNING OF PERIOD	44,505	26,727	457,421

NET ASSETS AT END OF PERIOD	$27,167	$25,523	$610,646

Accumulation Units outstanding at beginning of period	949	1,162	7,098
Units Issued	50	128	669
Units Redeemed	(511)	(388)	(1,130)

Accumulation Units outstanding at end of period	488	902	6,637

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2024
	Alger Large Cap Growth Class I-2	Alger MidCap Growth Class I-2	Alger Small Cap Growth Portfolio Class I-2

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (Loss)	$—	$—	$239
Net realized gains (losses)	12,415	(8,814)	(1,175)
Change in unrealized gains (losses)	151,745	119,452	5,192

Increase (decrease) in net assets from operations	164,160	110,638	4,256

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	16,781	39,174	15,418
Transfers for contract benefits and terminations	(55,911)	(82,545)	(4,894)
Loans	(1,403)	(2,862)	—
Policy Maintenance Charge	(17,285)	(22,685)	(4,846)
Transfers among the sub-accounts and with the Fixed Account - net	(7,220)	(1,623)	2,283

Increase (decrease) in net assets from policy transactions	(65,038)	(70,541)	7,961

INCREASE (DECREASE) IN NET ASSETS	99,122	40,097	12,217
NET ASSETS AT BEGINNING OF PERIOD	414,764	560,665	51,296

NET ASSETS AT END OF PERIOD	$513,886	$600,762	$63,513

Accumulation Units outstanding at beginning of period	6,870	9,480	3,051
Units Issued	174	604	733
Units Redeemed	(1,066)	(1,806)	(290)

Accumulation Units outstanding at end of period	5,978	8,278	3,494

	2024
	DWS Equity 500 Index VIP Class A	DWS Global Income Builder VIP Class A II	DWS Small Cap Index VIP Class A

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (Loss)	$3,088	$2,651	$679
Net realized gains (losses)	30,712	211	1,569
Change in unrealized gains (losses)	19,178	3,789	3,943

Increase (decrease) in net assets from operations	52,978	6,651	6,191

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	7,725	4,745	2,767
Transfers for contract benefits and terminations	(38,675)	—	50
Loans	(8,946)	31	344
Policy Maintenance Charge	(8,239)	(4,315)	(3,024)
Transfers among the sub-accounts and with the Fixed Account - net	(603)	(3,454)	(12)

Increase (decrease) in net assets from policy transactions	(48,738)	(2,993)	125

INCREASE (DECREASE) IN NET ASSETS	4,240	3,658	6,316
NET ASSETS AT BEGINNING OF PERIOD	238,499	72,649	55,589

NET ASSETS AT END OF PERIOD	$242,739	$76,307	$61,905

Accumulation Units outstanding at beginning of period	2,902	2,736	793
Units Issued	42	46	24
Units Redeemed	(574)	(148)	(22)

Accumulation Units outstanding at end of period	2,370	2,634	795

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2024
	Fidelity® VIP Asset Manager Portfolio Initial Class	Fidelity® VIP ContrafundSM Portfolio Initial Class	Fidelity® VIP Disciplined Small Cap Portfolio Initial Class

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (Loss)	$2,765	$3,312	$403
Net realized gains (losses)	758	280,827	352
Change in unrealized gains (losses)	5,225	207,398	4,867

Increase (decrease) in net assets from operations	8,748	491,537	5,622

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	6,047	84,336	10,791
Transfers for contract benefits and terminations	—	(91,491)	—
Loans	1,087	(30,707)	—
Policy Maintenance Charge	(3,837)	(65,856)	(4,435)
Transfers among the sub-accounts and with the Fixed Account - net	120	(19,831)	343

Increase (decrease) in net assets from policy transactions	3,417	(123,549)	6,699

INCREASE (DECREASE) IN NET ASSETS	12,165	367,988	12,321
NET ASSETS AT BEGINNING OF PERIOD	101,822	1,496,972	29,610

NET ASSETS AT END OF PERIOD	$113,987	$1,864,960	$41,931

Accumulation Units outstanding at beginning of period	2,772	18,287	1,749
Units Issued	116	945	405
Units Redeemed	(27)	(2,360)	(35)

Accumulation Units outstanding at end of period	2,861	16,872	2,119

	2024
	Fidelity® VIP Emerging Markets Portfolio Initial Class	Fidelity® VIP Equity-Income PortfolioSM Initial Class	Fidelity® VIP Government Money Market Portfolio Initial Class

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (Loss)	$1,352	$23,645	$29,951
Net realized gains (losses)	166	95,744	—
Change in unrealized gains (losses)	6,990	65,389	—

Increase (decrease) in net assets from operations	8,508	184,778	29,951

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	15,620	69,568	63,613
Transfers for contract benefits and terminations	(3,919)	(73,570)	(89,734)
Loans	(1,596)	—	(6,362)
Policy Maintenance Charge	(7,339)	(50,759)	(33,376)
Transfers among the sub-accounts and with the Fixed Account - net	2,837	5,258	257,619

Increase (decrease) in net assets from policy transactions	5,603	(49,503)	191,760

INCREASE (DECREASE) IN NET ASSETS	14,111	135,275	221,711
NET ASSETS AT BEGINNING OF PERIOD	80,549	1,216,071	602,022

NET ASSETS AT END OF PERIOD	$94,660	$1,351,346	$823,733

Accumulation Units outstanding at beginning of period	5,464	23,922	39,778
Units Issued	869	1,405	18,232
Units Redeemed	(424)	(2,800)	(6,651)

Accumulation Units outstanding at end of period	5,909	22,527	51,359

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2024
	Fidelity® VIP Growth & Income Portfolio Initial Class	Fidelity® VIP Growth Portfolio Initial Class	Fidelity® VIP High Income Portfolio Initial Class

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (Loss)	$946	$18	$1,409
Net realized gains (losses)	16,336	575,646	(747)
Change in unrealized gains (losses)	1,101	(37,437)	1,303

Increase (decrease) in net assets from operations	18,383	538,227	1,965

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	8,928	73,880	3,632
Transfers for contract benefits and terminations	(36,490)	(266,069)	(5,535)
Loans	(1,583)	(13,585)	—
Policy Maintenance Charge	(6,540)	(72,783)	(2,593)
Transfers among the sub-accounts and with the Fixed Account - net	1,206	(21,526)	7

Increase (decrease) in net assets from policy transactions	(34,479)	(300,083)	(4,489)

INCREASE (DECREASE) IN NET ASSETS	(16,096)	238,144	(2,524)
NET ASSETS AT BEGINNING OF PERIOD	83,691	1,861,065	26,468

NET ASSETS AT END OF PERIOD	$67,595	$2,099,209	$23,944

Accumulation Units outstanding at beginning of period	2,199	23,765	1,241
Units Issued	169	775	112
Units Redeemed	(915)	(3,804)	(323)

Accumulation Units outstanding at end of period	1,453	20,736	1,030

	2024
	Fidelity® VIP Index 500 Portfolio Initial Class	Fidelity® VIP Index 500 Portfolio Service Class	Fidelity® VIP Investment Grade Bond Portfolio Initial Class

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (Loss)	$30,912	$8,952	$14,946
Net realized gains (losses)	72,457	25,466	(2,507)
Change in unrealized gains (losses)	412,734	126,676	(4,811)

Increase (decrease) in net assets from operations	516,103	161,094	7,628

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	250,725	86,210	42,131
Transfers for contract benefits and terminations	(34,985)	(50,602)	(16,525)
Loans	(68,827)	(1,642)	(1,607)
Policy Maintenance Charge	(129,071)	(37,485)	(21,229)
Transfers among the sub-accounts and with the Fixed Account - net	931	247	18,309

Increase (decrease) in net assets from policy transactions	18,773	(3,272)	21,079

INCREASE (DECREASE) IN NET ASSETS	534,876	157,822	28,707
NET ASSETS AT BEGINNING OF PERIOD	2,067,162	638,349	397,456

NET ASSETS AT END OF PERIOD	$2,602,038	$796,171	$426,163

Accumulation Units outstanding at beginning of period	50,880	14,148	21,071
Units Issued	5,886	1,083	2,377
Units Redeemed	(2,379)	(1,088)	(1,094)

Accumulation Units outstanding at end of period	54,387	14,143	22,354

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2024
	Fidelity® VIP Mid Cap Portfolio Initial Class	Fidelity® VIP Overseas Portfolio Initial Class	Fidelity® VIP Real Estate Portfolio Initial Class

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (Loss)	$479	$6,620	$3,149
Net realized gains (losses)	12,463	38,414	(130)
Change in unrealized gains (losses)	320	(22,874)	1,802

Increase (decrease) in net assets from operations	13,262	22,160	4,821

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	18,664	26,228	11,694
Transfers for contract benefits and terminations	(9,984)	(19,375)	(3,107)
Loans	(22)	(36,858)	7
Policy Maintenance Charge	(8,960)	(17,988)	(4,446)
Transfers among the sub-accounts and with the Fixed Account - net	491	6,455	(780)

Increase (decrease) in net assets from policy transactions	189	(41,538)	3,368

INCREASE (DECREASE) IN NET ASSETS	13,451	(19,378)	8,189
NET ASSETS AT BEGINNING OF PERIOD	76,987	406,596	71,647

NET ASSETS AT END OF PERIOD	$90,438	$387,218	$79,836

Accumulation Units outstanding at beginning of period	3,000	12,779	4,170
Units Issued	490	1,298	611
Units Redeemed	(315)	(2,336)	(305)

Accumulation Units outstanding at end of period	3,175	11,741	4,476

	2024
	Fidelity® VIP Value Portfolio Initial Class	Fidelity® VIP Value Strategies Portfolio Initial Class	Franklin Templeton Global Bond VIP Fund Class 1

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (Loss)	$78	$220	$—
Net realized gains (losses)	607	3,062	(1,194)
Change in unrealized gains (losses)	(116)	(1,450)	(1,726)

Increase (decrease) in net assets from operations	569	1,832	(2,920)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,760	1,444	2,831
Transfers for contract benefits and terminations	—	(43)	(6,181)
Loans	—	—	3
Policy Maintenance Charge	(962)	(1,022)	(2,257)
Transfers among the sub-accounts and with the Fixed Account - net	80	9	766

Increase (decrease) in net assets from policy transactions	878	388	(4,838)

INCREASE (DECREASE) IN NET ASSETS	1,447	2,220	(7,758)
NET ASSETS AT BEGINNING OF PERIOD	4,680	19,223	31,785

NET ASSETS AT END OF PERIOD	$6,127	$21,443	$24,027

Accumulation Units outstanding at beginning of period	238	503	2,055
Units Issued	54	20	176
Units Redeemed	(12)	(11)	(483)

Accumulation Units outstanding at end of period	280	512	1,748

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2024
	Franklin Templeton Income VIP Fund Class 1	Franklin Templeton Mutual Global Discovery VIP Fund Class 1	Franklin Templeton Mutual Shares VIP Fund Class 1

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (Loss)	$1,365	$114	$90
Net realized gains (losses)	106	429	83
Change in unrealized gains (losses)	403	(272)	265

Increase (decrease) in net assets from operations	1,874	271	438

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	2,394	920	603
Transfers for contract benefits and terminations	—	(181)	(207)
Loans	(8)	—	—
Policy Maintenance Charge	(1,517)	(630)	(416)
Transfers among the sub-accounts and with the Fixed Account - net	359	166	4

Increase (decrease) in net assets from policy transactions	1,228	275	(16)

INCREASE (DECREASE) IN NET ASSETS	3,102	546	422
NET ASSETS AT BEGINNING OF PERIOD	24,575	5,524	3,829

NET ASSETS AT END OF PERIOD	$27,677	$6,070	$4,251

Accumulation Units outstanding at beginning of period	1,036	205	161
Units Issued	53	21	9
Units Redeemed	(4)	(11)	(10)

Accumulation Units outstanding at end of period	1,085	215	160

	2024
	Franklin Templeton Small Cap Value VIP Fund Class 1	Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1	Franklin Templeton Strategic Income VIP Fund Class 1

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (Loss)	$835	$—	$889
Net realized gains (losses)	1,340	(201)	(13)
Change in unrealized gains (losses)	6,165	4,178	(45)

Increase (decrease) in net assets from operations	8,340	3,977	831

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	6,036	2,566	1,621
Transfers for contract benefits and terminations	(2,977)	(3,227)	—
Loans	22	—	—
Policy Maintenance Charge	(3,734)	(1,701)	(717)
Transfers among the sub-accounts and with the Fixed Account - net	1,067	75	205

Increase (decrease) in net assets from policy transactions	414	(2,287)	1,109

INCREASE (DECREASE) IN NET ASSETS	8,754	1,690	1,940
NET ASSETS AT BEGINNING OF PERIOD	70,394	37,203	18,530

NET ASSETS AT END OF PERIOD	$79,148	$38,893	$20,470

Accumulation Units outstanding at beginning of period	2,031	933	1,036
Units Issued	116	27	68
Units Redeemed	(108)	(84)	(7)

Accumulation Units outstanding at end of period	2,039	876	1,097

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2024
	Franklin Templeton U.S. Government Securities VIP Fund Class 1	Invesco V.I. American Franchise	Invesco V.I. American Value

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (Loss)	$544	$—	$1,498
Net realized gains (losses)	(120)	6,474	3,331
Change in unrealized gains (losses)	(166)	124,933	33,785

Increase (decrease) in net assets from operations	258	131,407	38,614

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	676	14,617	9,096
Transfers for contract benefits and terminations	(161)	(31,091)	(1,055)
Loans	—	(1,445)	(102)
Policy Maintenance Charge	(702)	(17,111)	(8,603)
Transfers among the sub-accounts and with the Fixed Account - net	707	(6,091)	(1,742)

Increase (decrease) in net assets from policy transactions	520	(41,121)	(2,406)

INCREASE (DECREASE) IN NET ASSETS	778	90,286	36,208
NET ASSETS AT BEGINNING OF PERIOD	16,545	407,789	127,720

NET ASSETS AT END OF PERIOD	$17,323	$498,075	$163,928

Accumulation Units outstanding at beginning of period	1,233	9,872	2,705
Units Issued	90	175	125
Units Redeemed	(51)	(1,108)	(166)

Accumulation Units outstanding at end of period	1,272	8,939	2,664

	2024
	Invesco V.I. Core Equity	Invesco V.I. Core Plus Bond Fund - Series I	Invesco V.I. Discovery Mid Cap Growth Fund - Series I

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (Loss)	$249	$383	$—
Net realized gains (losses)	3,152	(1)	1,720
Change in unrealized gains (losses)	4,538	(80)	73,391

Increase (decrease) in net assets from operations	7,939	302	75,111

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	2,352	1,525	24,100
Transfers for contract benefits and terminations	(32)	—	(57,640)
Loans	(6,344)	—	(6,210)
Policy Maintenance Charge	(1,303)	(700)	(14,247)
Transfers among the sub-accounts and with the Fixed Account - net	(22)	48	9,712

Increase (decrease) in net assets from policy transactions	(5,349)	873	(44,285)

INCREASE (DECREASE) IN NET ASSETS	2,590	1,175	30,826
NET ASSETS AT BEGINNING OF PERIOD	35,603	9,460	325,648

NET ASSETS AT END OF PERIOD	$38,193	$10,635	$356,474

Accumulation Units outstanding at beginning of period	986	936	8,329
Units Issued	39	114	729
Units Redeemed	(183)	(29)	(1,442)

Accumulation Units outstanding at end of period	842	1,021	7,616

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2024
	Invesco V.I. Diversified Dividend Fund Series I	Invesco V.I. Equity and Income Fund - Series I*	Invesco V.I. EQV International Equity Fund - Series I

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (Loss)	$175	$649	$212
Net realized gains (losses)	372	1,458	81
Change in unrealized gains (losses)	426	511	(229)

Increase (decrease) in net assets from operations	973	2,618	64

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	3,290	3,246	2,634
Transfers for contract benefits and terminations	—	(2,490)	(716)
Loans	—	—	—
Policy Maintenance Charge	(1,003)	(2,195)	(1,732)
Transfers among the sub-accounts and with the Fixed Account - net	169	36,123	820

Increase (decrease) in net assets from policy transactions	2,456	34,684	1,006

INCREASE (DECREASE) IN NET ASSETS	3,429	37,302	1,070
NET ASSETS AT BEGINNING OF PERIOD	6,586	—	10,849

NET ASSETS AT END OF PERIOD	$10,015	$37,302	$11,919

Accumulation Units outstanding at beginning of period	426	—	797
Units Issued	147	3,803	148
Units Redeemed	(1)	(337)	(75)

Accumulation Units outstanding at end of period	572	3,466	870

	2024
	Invesco V.I. Global Fund - Series I	Invesco V.I. Global Fund - Series II	Invesco V.I. Global Strategic Income Fund - Series I

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (Loss)	$—	$—	$271
Net realized gains (losses)	1,895	39,752	(78)
Change in unrealized gains (losses)	2,523	41,466	79

Increase (decrease) in net assets from operations	4,418	81,218	272

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	2,619	27,932	1,208
Transfers for contract benefits and terminations	(100)	(42,260)	—
Loans	—	(3,660)	—
Policy Maintenance Charge	(1,695)	(21,471)	(1,503)
Transfers among the sub-accounts and with the Fixed Account - net	(136)	(3,693)	539

Increase (decrease) in net assets from policy transactions	688	(43,152)	244

INCREASE (DECREASE) IN NET ASSETS	5,106	38,066	516
NET ASSETS AT BEGINNING OF PERIOD	27,274	524,753	8,180

NET ASSETS AT END OF PERIOD	$32,380	$562,819	$8,696

Accumulation Units outstanding at beginning of period	845	10,587	543
Units Issued	48	278	93
Units Redeemed	(29)	(1,058)	(77)

Accumulation Units outstanding at end of period	864	9,807	559

*	On April 25, 2024, Invesco V.I. Conservative Balanced Fund - Series I merged into Invesco V.I. Equity and Income Fund - Series I.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2024
	Invesco V.I. Government Securities	Invesco V.I. Growth and Income Fund Series I	Invesco V.I. High Yield

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (Loss)	$1,455	$5,971	$4,997
Net realized gains (losses)	(618)	27,619	(92)
Change in unrealized gains (losses)	90	26,278	1,377

Increase (decrease) in net assets from operations	927	59,868	6,282

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	6,077	19,322	10,690
Transfers for contract benefits and terminations	(4,063)	(58,383)	(619)
Loans	234	308	18
Policy Maintenance Charge	(3,996)	(15,407)	(5,093)
Transfers among the sub-accounts and with the Fixed Account - net	3,549	1,486	3,241

Increase (decrease) in net assets from policy transactions	1,801	(52,674)	8,237

INCREASE (DECREASE) IN NET ASSETS	2,728	7,194	14,519
NET ASSETS AT BEGINNING OF PERIOD	56,211	415,543	76,607

NET ASSETS AT END OF PERIOD	$58,939	$422,737	$91,126

Accumulation Units outstanding at beginning of period	4,702	6,923	5,537
Units Issued	660	162	797
Units Redeemed	(516)	(933)	(154)

Accumulation Units outstanding at end of period	4,846	6,152	6,180

	2024
	Invesco Oppenheimer V.I. Intl. Growth Fund Series I	Invesco V.I. Main Street Fund® - Series I	Invesco V.I. Main Street MidCap Fund - Series I

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (Loss)	$891	$—	$551
Net realized gains (losses)	8,483	1,653	3,818
Change in unrealized gains (losses)	(10,635)	1,797	20,746

Increase (decrease) in net assets from operations	(1,261)	3,450	25,115

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	9,971	905	10,052
Transfers for contract benefits and terminations	(31,053)	(78)	(851)
Loans	57	—	268
Policy Maintenance Charge	(6,332)	(677)	(6,230)
Transfers among the sub-accounts and with the Fixed Account - net	1,435	(25)	169

Increase (decrease) in net assets from policy transactions	(25,922)	125	3,408

INCREASE (DECREASE) IN NET ASSETS	(27,183)	3,575	28,523
NET ASSETS AT BEGINNING OF PERIOD	146,682	14,584	144,334

NET ASSETS AT END OF PERIOD	$119,499	$18,159	$172,857

Accumulation Units outstanding at beginning of period	3,975	768	3,693
Units Issued	246	27	198
Units Redeemed	(826)	(21)	(113)

Accumulation Units outstanding at end of period	3,395	774	3,778

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2024
	Invesco V.I. Main Street Small Cap Fund® - Series I	Janus Henderson Balanced Portfolio Institutional Shares	Janus Henderson Balanced Portfolio Service Shares

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (Loss)	$—	$646	$10,494
Net realized gains (losses)	68,326	534	20,534
Change in unrealized gains (losses)	54,359	3,056	52,881

Increase (decrease) in net assets from operations	122,685	4,236	83,909

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	50,084	6,071	32,086
Transfers for contract benefits and terminations	(120,555)	1	(42,711)
Loans	(22,513)	(11)	(10,440)
Policy Maintenance Charge	(38,559)	(4,691)	(25,700)
Transfers among the sub-accounts and with the Fixed Account - net	10,615	151	2,542

Increase (decrease) in net assets from policy transactions	(120,928)	1,521	(44,223)

INCREASE (DECREASE) IN NET ASSETS	1,757	5,757	39,686
NET ASSETS AT BEGINNING OF PERIOD	1,037,337	27,082	573,439

NET ASSETS AT END OF PERIOD	$1,039,094	$32,839	$613,125

Accumulation Units outstanding at beginning of period	11,698	958	10,481
Units Issued	406	137	306
Units Redeemed	(1,739)	(72)	(1,054)

Accumulation Units outstanding at end of period	10,365	1,023	9,733

	2024
	Janus Henderson Enterprise Portfolio Institutional Shares	Janus Henderson Flexible Bond Portfolio Institutional Shares	Janus Henderson Forty Portfolio Institutional Shares

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (Loss)	$546	$1,943	$172
Net realized gains (losses)	3,761	(302)	11,561
Change in unrealized gains (losses)	5,940	(850)	27,336

Increase (decrease) in net assets from operations	10,247	791	39,069

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	10,849	2,824	8,941
Transfers for contract benefits and terminations	(8,772)	(1)	(2,043)
Loans	(14)	—	(11)
Policy Maintenance Charge	(4,827)	(2,589)	(7,493)
Transfers among the sub-accounts and with the Fixed Account - net	4,618	1,766	(1,573)

Increase (decrease) in net assets from policy transactions	1,854	2,000	(2,179)

INCREASE (DECREASE) IN NET ASSETS	12,101	2,791	36,890
NET ASSETS AT BEGINNING OF PERIOD	65,921	36,951	140,662

NET ASSETS AT END OF PERIOD	$78,022	$39,742	$177,552

Accumulation Units outstanding at beginning of period	1,413	2,790	1,836
Units Issued	255	368	142
Units Redeemed	(211)	(168)	(124)

Accumulation Units outstanding at end of period	1,457	2,990	1,854

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2024
	Janus Henderson Global Research Portfolio Service Shares	Janus Henderson Glob.Tech. and Innovation Portfolio Institutional Shares	Janus Henderson Mid Cap Value Portfolio Institutional Shares

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (Loss)	$405	$—	$389
Net realized gains (losses)	7,556	5,809	2,019
Change in unrealized gains (losses)	6,153	32,743	2,095

Increase (decrease) in net assets from operations	14,114	38,552	4,503

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	2,747	17,170	7,441
Transfers for contract benefits and terminations	(13,895)	(11,124)	(183)
Loans	5	—	23
Policy Maintenance Charge	(2,088)	(8,876)	(2,642)
Transfers among the sub-accounts and with the Fixed Account - net	(1,874)	(3,774)	(36)

Increase (decrease) in net assets from policy transactions	(15,105)	(6,604)	4,603

INCREASE (DECREASE) IN NET ASSETS	(991)	31,948	9,106
NET ASSETS AT BEGINNING OF PERIOD	71,507	119,949	33,039

NET ASSETS AT END OF PERIOD	$70,516	$151,897	$42,145

Accumulation Units outstanding at beginning of period	1,397	2,916	1,930
Units Issued	18	303	281
Units Redeemed	(298)	(426)	(45)

Accumulation Units outstanding at end of period	1,117	2,793	2,166

	2024
	Janus Henderson Mid Cap Value Portfolio Service Shares	Janus Henderson Overseas Portfolio Institutional Shares	Janus Henderson Overseas Portfolio Service Shares

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (Loss)	$1,838	$642	$1,240
Net realized gains (losses)	12,280	2,227	4,826
Change in unrealized gains (losses)	11,285	170	219

Increase (decrease) in net assets from operations	25,403	3,039	6,285

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	11,016	5,428	6,549
Transfers for contract benefits and terminations	—	(7,607)	(16,219)
Loans	(3,082)	167	372
Policy Maintenance Charge	(7,830)	(2,178)	(3,142)
Transfers among the sub-accounts and with the Fixed Account - net	234	1,664	1,935

Increase (decrease) in net assets from policy transactions	338	(2,526)	(10,505)

INCREASE (DECREASE) IN NET ASSETS	25,741	513	(4,220)
NET ASSETS AT BEGINNING OF PERIOD	198,856	43,907	97,341

NET ASSETS AT END OF PERIOD	$224,597	$44,420	$93,121

Accumulation Units outstanding at beginning of period	4,395	3,306	7,573
Units Issued	153	484	520
Units Redeemed	(148)	(630)	(1,231)

Accumulation Units outstanding at end of period	4,400	3,160	6,862

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2024
	Janus Henderson Research Portfolio Institutional Shares	Lazard Retirement Emerging Markets Equity Portfolio	Legg Mason ClearBridge Variable Large Cap Value Portfolio Class I

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (Loss)	$1	$1,116	$2,817
Net realized gains (losses)	89	280	36,289
Change in unrealized gains (losses)	518	918	(20,648)

Increase (decrease) in net assets from operations	608	2,314	18,458

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	630	1,746	15,116
Transfers for contract benefits and terminations	—	—	(3,873)
Loans	—	56	(55,240)
Policy Maintenance Charge	(387)	(860)	(11,294)
Transfers among the sub-accounts and with the Fixed Account - net	(155)	(1,873)	1,579

Increase (decrease) in net assets from policy transactions	88	(931)	(53,712)

INCREASE (DECREASE) IN NET ASSETS	696	1,383	(35,254)
NET ASSETS AT BEGINNING OF PERIOD	1,675	30,077	248,154

NET ASSETS AT END OF PERIOD	$2,371	$31,460	$212,900

Accumulation Units outstanding at beginning of period	72	451	5,109
Units Issued	7	24	189
Units Redeemed	(4)	(36)	(1,242)

Accumulation Units outstanding at end of period	75	439	4,056

	2024
	Legg Mason Western Assets Variable Global High Yield Bond Portfolio Class I	MFS® High Yield Portfolio Initial Class	MFS® Investors Trust Series Initial Class

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (Loss)	$8,676	$4,774	$190
Net realized gains (losses)	(1,038)	(163)	2,115
Change in unrealized gains (losses)	1,310	501	2,371

Increase (decrease) in net assets from operations	8,948	5,112	4,676

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	7,577	5,778	902
Transfers for contract benefits and terminations	(2,501)	(536)	—
Loans	(1,144)	15	(19)
Policy Maintenance Charge	(6,425)	(2,527)	(1,070)
Transfers among the sub-accounts and with the Fixed Account - net	3,809	1,458	(50)

Increase (decrease) in net assets from policy transactions	1,316	4,188	(237)

INCREASE (DECREASE) IN NET ASSETS	10,264	9,300	4,439
NET ASSETS AT BEGINNING OF PERIOD	126,450	71,752	23,945

NET ASSETS AT END OF PERIOD	$136,714	$81,052	$28,384

Accumulation Units outstanding at beginning of period	4,742	4,739	428
Units Issued	272	362	8
Units Redeemed	(225)	(94)	(11)

Accumulation Units outstanding at end of period	4,789	5,007	425

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2024
	MFS® Mass. Investors Growth Stock Portfolio Initial Class	MFS® New Discovery Series Initial Class	MFS® Total Return Series Initial Class

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (Loss)	$450	$—	$4,209
Net realized gains (losses)	11,742	(5,321)	9,336
Change in unrealized gains (losses)	6,645	21,512	(669)

Increase (decrease) in net assets from operations	18,837	16,191	12,876

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	4,151	12,498	10,550
Transfers for contract benefits and terminations	(782)	(318)	(4,300)
Loans	558	3,500	(17,363)
Policy Maintenance Charge	(3,580)	(9,229)	(6,598)
Transfers among the sub-accounts and with the Fixed Account - net	(58)	1,591	2,507

Increase (decrease) in net assets from policy transactions	289	8,042	(15,204)

INCREASE (DECREASE) IN NET ASSETS	19,126	24,233	(2,328)
NET ASSETS AT BEGINNING OF PERIOD	115,828	247,577	175,010

NET ASSETS AT END OF PERIOD	$134,954	$271,810	$172,682

Accumulation Units outstanding at beginning of period	3,955	2,598	3,627
Units Issued	95	311	150
Units Redeemed	(86)	(237)	(456)

Accumulation Units outstanding at end of period	3,964	2,672	3,321

	2024
	MFS® Utilities Series Initial Class	MFS® Value Series Initial Class	Morgan Stanley VIF Emerging Markets Equity Portfolio Class I

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (Loss)	$2,433	$1,440	$479
Net realized gains (losses)	3,402	6,873	4
Change in unrealized gains (losses)	5,671	895	2,002

Increase (decrease) in net assets from operations	11,506	9,208	2,485

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	5,898	5,670	3,220
Transfers for contract benefits and terminations	(30)	—	—
Loans	430	(6)	113
Policy Maintenance Charge	(5,132)	(3,730)	(1,260)
Transfers among the sub-accounts and with the Fixed Account - net	840	140	31

Increase (decrease) in net assets from policy transactions	2,006	2,074	2,104

INCREASE (DECREASE) IN NET ASSETS	13,512	11,282	4,589
NET ASSETS AT BEGINNING OF PERIOD	95,838	78,672	31,452

NET ASSETS AT END OF PERIOD	$109,350	$89,954	$36,041

Accumulation Units outstanding at beginning of period	1,048	1,517	2,898
Units Issued	61	75	212
Units Redeemed	(38)	(38)	(30)

Accumulation Units outstanding at end of period	1,071	1,554	3,080

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2024
	Morgan Stanley VIF Growth Portfolio Class I	Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I	Morningstar Balanced ETF Asset Allocation Portfolio Class I

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (Loss)	$—	$12,528	$11,901
Net realized gains (losses)	(1,607)	31,375	8,534
Change in unrealized gains (losses)	83,634	69,675	37,679

Increase (decrease) in net assets from operations	82,027	113,578	58,114

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	13,671	157,959	134,655
Transfers for contract benefits and terminations	(856)	(85,448)	(50,095)
Loans	4	(9,913)	(85)
Policy Maintenance Charge	(7,077)	(78,723)	(73,323)
Transfers among the sub-accounts and with the Fixed Account - net	(4,634)	1,226	(3,711)

Increase (decrease) in net assets from policy transactions	1,108	(14,899)	7,441

INCREASE (DECREASE) IN NET ASSETS	83,135	98,679	65,555
NET ASSETS AT BEGINNING OF PERIOD	171,386	765,023	529,627

NET ASSETS AT END OF PERIOD	$254,521	$863,702	$595,182

Accumulation Units outstanding at beginning of period	2,359	36,590	29,748
Units Issued	211	6,194	6,659
Units Redeemed	(174)	(6,318)	(5,587)

Accumulation Units outstanding at end of period	2,396	36,466	30,820

	2024
	Morningstar Conservative ETF Asset Allocation Portfolio Class I	Morningstar Growth ETF Asset Allocation Portfolio Class I	Morningstar Income and Growth ETF Asset Allocation Portfolio Class I

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (Loss)	$1,762	$22,972	$7,348
Net realized gains (losses)	(115)	50,311	1,232
Change in unrealized gains (losses)	1,845	96,075	11,827

Increase (decrease) in net assets from operations	3,492	169,358	20,407

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	12,982	226,800	47,771
Transfers for contract benefits and terminations	—	(178,052)	(8,693)
Loans	—	(8,268)	(16)
Policy Maintenance Charge	(5,633)	(124,954)	(25,908)
Transfers among the sub-accounts and with the Fixed Account - net	(39)	2,115	(1,174)

Increase (decrease) in net assets from policy transactions	7,310	(82,359)	11,980

INCREASE (DECREASE) IN NET ASSETS	10,802	86,999	32,387
NET ASSETS AT BEGINNING OF PERIOD	59,850	1,318,048	243,680

NET ASSETS AT END OF PERIOD	$70,652	$1,405,047	$276,067

Accumulation Units outstanding at beginning of period	3,894	65,234	14,003
Units Issued	599	10,280	1,938
Units Redeemed	(125)	(13,622)	(1,206)

Accumulation Units outstanding at end of period	4,368	61,892	14,735

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2024
	PIMCO VIT Int. Bond U.S. Dollar-Hedged Admin. Shares	PIMCO VIT Real Return Portfolio Admin. Shares	PIMCO VIT Total Return Portfolio Admin. Shares

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (Loss)	$2,299	$4,057	$11,931
Net realized gains (losses)	(276)	(376)	(9,277)
Change in unrealized gains (losses)	1,374	(368)	4,209

Increase (decrease) in net assets from operations	3,397	3,313	6,863

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	6,945	9,128	22,112
Transfers for contract benefits and terminations	(2,567)	—	(44,373)
Loans	132	(1,923)	(7,496)
Policy Maintenance Charge	(3,378)	(6,382)	(13,452)
Transfers among the sub-accounts and with the Fixed Account - net	790	10,940	21,911

Increase (decrease) in net assets from policy transactions	1,922	11,763	(21,298)

INCREASE (DECREASE) IN NET ASSETS	5,319	15,076	(14,435)
NET ASSETS AT BEGINNING OF PERIOD	61,616	146,765	308,718

NET ASSETS AT END OF PERIOD	$66,935	$161,841	$294,283

Accumulation Units outstanding at beginning of period	2,444	7,258	13,343
Units Issued	233	786	1,532
Units Redeemed	(159)	(208)	(2,470)

Accumulation Units outstanding at end of period	2,518	7,836	12,405

	2024
	Putnam VT High Yield Fund Class IA	Putnam VT International Value Fund Class IA	T. Rowe Price Blue Chip Growth Portfolio I

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (Loss)	$5,987	$1,267	$—
Net realized gains (losses)	(156)	1,167	75,000
Change in unrealized gains (losses)	2,475	197	39,023

Increase (decrease) in net assets from operations	8,306	2,631	114,023

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	6,198	2,630	12,306
Transfers for contract benefits and terminations	—	—	(37,841)
Loans	842	7	(63,661)
Policy Maintenance Charge	(3,809)	(1,397)	(14,020)
Transfers among the sub-accounts and with the Fixed Account - net	734	(3,468)	(1,670)

Increase (decrease) in net assets from policy transactions	3,965	(2,228)	(104,886)

INCREASE (DECREASE) IN NET ASSETS	12,271	403	9,137
NET ASSETS AT BEGINNING OF PERIOD	98,072	46,664	347,658

NET ASSETS AT END OF PERIOD	$110,343	$47,067	$356,795

Accumulation Units outstanding at beginning of period	2,536	1,149	4,726
Units Issued	156	69	127
Units Redeemed	(55)	(118)	(1,274)

Accumulation Units outstanding at end of period	2,637	1,100	3,579

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31,

	2024
	T. Rowe Price Equity Income Portfolio I	VanEck VIP Emerging Markets Fund Initial Class	VanEck VIP Global Resources Fund - Initial Class

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (Loss)	$11,323	$1,996	$2,060
Net realized gains (losses)	54,090	(3,250)	4,864
Change in unrealized gains (losses)	4,673	3,911	(7,961)

Increase (decrease) in net assets from operations	70,086	2,657	(1,037)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	26,808	9,616	9,635
Transfers for contract benefits and terminations	(86,126)	(6,923)	(15,822)
Loans	(13,743)	(14,967)	(8,541)
Policy Maintenance Charge	(22,472)	(4,442)	(4,492)
Transfers among the sub-accounts and with the Fixed Account - net	10,107	962	534

Increase (decrease) in net assets from policy transactions	(85,426)	(15,754)	(18,686)

INCREASE (DECREASE) IN NET ASSETS	(15,340)	(13,097)	(19,723)
NET ASSETS AT BEGINNING OF PERIOD	615,273	125,045	88,234

NET ASSETS AT END OF PERIOD	$599,933	$111,948	$68,511

Accumulation Units outstanding at beginning of period	10,071	3,394	2,691
Units Issued	380	189	273
Units Redeemed	(1,659)	(581)	(814)

Accumulation Units outstanding at end of period	8,792	3,002	2,150

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

1.	Organization

Wilton Reassurance Life Co of New York Variable Life Separate Account A, formerly known as Allstate Life of New York Variable Life Separate Account A (the “Account”), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a separate account of Wilton Reassurance Life Company of New York (“Wilton Re New York” or the “Company”). The assets of the Account are legally segregated from those of the Company. The Company is a wholly owned subsidiary of Wilton Reassurance Company (“WRAC”) which, in turn is a wholly owned subsidiary of Wilton Re U.S. Holdings, Inc., a Delaware corporation (“Wilton Re U.S.”). All but a de minimis portion of the economic interests and 100% of the voting interests of Wilton Re U.S. are held or controlled by Wilton Re U.S. Holdings Trust, an Ontario trust (the “Wilton Re Trust”). In turn, all economic interests associated with the Wilton Re Trust accrue to Wilton Re Ltd. (“WRL”), a non-insurance holding company registered in Nova Scotia, Canada. WRL is deemed the ultimate parent corporation in the Company’s holding company system. Effective October 1, 2021, WRAC acquired Allstate Life Insurance Company of New York (“ALNY”). The Account was established by ALNY. On November 1, 2021, ALNY merged with and into Wilton Re New York, with Wilton Re New York being the surviving company to the merger. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The assets within the Account are legally segregated from each other into sub-accounts (the “sub-accounts”). The Company issues four life insurance policies: New Consultant Protector, New Consultant Accumulator, New Total Accumulator, and New Future Vest (collectively the “Policies”), the deposits of which are invested at the direction of the policyholders in the sub-accounts that comprise the Account. All of the policies are closed to new policyholders, but continue to accept deposits from existing policyholders. Absent any policy provisions wherein the Company contractually guarantees a specified death benefit, variable life policyholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-account names listed below correspond to the underlying mutual fund portfolios (“Fund” or “Funds”) in which they invest:

AB VPS Discovery Value Portfolio - Class A

AB VPS International Value Class A

AB VPS Relative Value Portfolio - Class A

AB VPS Small Cap Growth Class A

Alger Balanced Class I-2

Alger Capital Appreciation Class I-2

Alger Large Cap Growth Class I-2

Alger MidCap Growth Class I-2

Alger Small Cap Growth Portfolio Class I-2

DWS Equity 500 Index VIP Class A

DWS Global Income Builder VIP Class A II

DWS Small Cap Index VIP Class A

Fidelity® VIP Asset Manager 50% Portfolio Initial Class*

Fidelity® VIP ContrafundSM Portfolio Initial Class

Fidelity® VIP Disciplined Small Cap Portfolio Initial Class

Fidelity® VIP Emerging Markets Portfolio Initial Class

Fidelity® VIP Equity-Income PortfolioSM Initial Class

Fidelity® VIP Government Money Market Portfolio Initial Class

Fidelity® VIP Growth & Income Portfolio Initial Class

Fidelity® VIP Growth Portfolio Initial Class

Fidelity® VIP High Income Portfolio Initial Class

Fidelity® VIP Index 500 Portfolio Initial Class

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

Fidelity® VIP Index 500 Portfolio Service Class

Fidelity® VIP Investment Grade Bond Portfolio Initial Class

Fidelity® VIP Mid Cap Portfolio Initial Class

Fidelity® VIP Overseas Portfolio Initial Class

Fidelity® VIP Real Estate Portfolio Initial Class

Fidelity® VIP Value Portfolio Initial Class

Fidelity® VIP Value Strategies Portfolio Initial Class

Franklin Templeton Global Bond VIP Fund Class 1

Franklin Templeton Income VIP Fund Class 1

Franklin Templeton Mutual Global Discovery VIP Fund Class 1

Franklin Templeton Mutual Shares VIP Fund Class 1

Franklin Templeton Small Cap Value VIP Fund Class 1

Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1

Franklin Templeton Strategic Income VIP Fund Class 1

Franklin Templeton U.S. Government Securities VIP Fund Class 1

Invesco V.I. American Franchise

Invesco V.I. American Value

Invesco V.I. Core Equity

Invesco V.I. Core Plus Bond Fund - Series I

Invesco V.I. Discovery Mid Cap Growth Fund - Series I

Invesco V.I. Diversified Dividend Fund Series I

Invesco V.I. Equity and Income Fund - Series I

Invesco V.I. EQV International Equity Fund - Series I

Invesco V.I. Global Fund - Series I

Invesco V.I. Global Fund - Series II

Invesco V.I. Global Strategic Income Fund - Series I

Invesco V.I. Government Securities

Invesco V.I. Growth and Income Fund Series I

Invesco V.I. High Yield

Invesco V.I. International Growth Fund*

Invesco V.I. Main Street Fund® - Series I

Invesco V.I. Main Street MidCap Fund - Series I

Invesco V.I. Main Street Small Cap Fund® - Series I

Janus Henderson Balanced Portfolio Institutional Shares

Janus Henderson Balanced Portfolio Service Shares

Janus Henderson Enterprise Portfolio Institutional Shares

Janus Henderson Flexible Bond Portfolio Institutional Shares

Janus Henderson Forty Portfolio Institutional Shares

Janus Henderson Global Research Portfolio Service Shares

Janus Henderson Glob.Tech. and Innovation Portfolio Institutional Shares

Janus Henderson Mid Cap Value Portfolio Institutional Shares

Janus Henderson Mid Cap Value Portfolio Service Shares

Janus Henderson Overseas Portfolio Institutional Shares

Janus Henderson Overseas Portfolio Service Shares

Janus Henderson Research Portfolio Institutional Shares

Lazard Retirement Emerging Markets Equity Portfolio

Legg Mason ClearBridge Variable Large Cap Value Portfolio Class I

Legg Mason Western Assets Variable Global High Yield Bond Portfolio Class I

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

MFS® High Yield Portfolio Initial Class

MFS® Investors Trust Series Initial Class

MFS® Mass. Investors Growth Stock Portfolio Initial Class

MFS® New Discovery Series Initial Class

MFS® Total Return Series Initial Class

MFS® Utilities Series Initial Class

MFS® Value Series Initial Class

Morgan Stanley VIF Emerging Markets Equity Portfolio Class I

Morgan Stanley VIF Growth Portfolio Class I

Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I

Morningstar Balanced ETF Asset Allocation Portfolio Class I

Morningstar Conservative ETF Asset Allocation Portfolio Class I

Morningstar Growth ETF Asset Allocation Portfolio Class I

Morningstar Income and Growth ETF Asset Allocation Portfolio Class I

PIMCO VIT Int. Bond U.S. Dollar-Hedged Admin. Shares

PIMCO VIT Real Return Portfolio Admin. Shares

PIMCO VIT Total Return Portfolio Admin. Shares

Putnam VT High Yield Fund Class IA

Putnam VT International Value Fund Class IA

T. Rowe Price Blue Chip Growth Portfolio I

T. Rowe Price Equity Income Portfolio I

VanEck VIP Emerging Markets Fund Initial Class VanEck VIP Global Resources Fund—Initial Class

*See Note 2 for disclosure of changes to the names of sub-accounts (and Funds) during 2025.

The net assets are affected by the investment results of each Fund, transactions by policyholders and certain policy expenses (see Note 5). Policyholders’ interests consist of accumulation units of the sub-account. The accompanying financial statements include only policyholders’ purchase payments applicable to the variable portions of their policies and exclude any purchase payments directed by the policyholder to the “Fixed Account” in which the policyholders’ deposits are included in the Company’s general account assets and earn a fixed rate of return.

A policyholder may choose from among a number of different Fund options. The Funds are not available to the general public directly. These Funds are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

Some of these Funds have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the Funds may be similar to and may in fact be modeled after publicly traded mutual funds, the Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding Funds may differ substantially.

2.	Portfolio Changes

The following sub-accounts (Funds) name changes occurred during the year ended December 31, 2025:

New fund name	Old fund name
Fidelity® VIP Asset Manager Portfolio - Initial Class	Fidelity® VIP Asset Manager 50% Portfolio - Initial Class
Invesco V.I. International Growth Fund	Invesco Oppenheimer V.I. International Growth Fund- Series I

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

3.	Summary of Significant Accounting Policies

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is a part of GAAP.

Investments - Investments consist of shares of the Funds and are stated at fair value based on the reported net asset values of each corresponding Fund, which in turn value their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

Dividends - Dividends declared by the Funds are recognized on the ex-dividend date.

Net Realized Gains and Losses - Net realized gains and losses on Fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying Fund. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds’ ex-distribution date.

Federal Income Taxes - The Account qualifies as a segregated asset account as defined by the Internal Revenue Code of 1986 (“Code”). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account is included in the tax return of the Company. The Company is taxed as a life insurance company under the Code and joins with WRAC and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No income taxes are allocable to the Account. The Account had no liability for unrecognized tax benefits as of December 31, 2025 and believes that the liability for unrecognized tax benefits balance will not materially change within the next twelve months.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations and the accompanying notes. Actual results could differ from those estimates and those differences could be material.

Segment Reporting - Each sub-account of the Account constitutes a single operating segment and therefore, a single reportable segment. The chief operating decision maker (“CODM”) oversees the activities of the Account using information of each sub-account. The Account is engaged in a single line of business as a registered unit investment trust. The Account is a funding vehicle for individual annuity Contracts issued by the Company to support the liabilities of the applicable Contracts. The Account’s CODM is a group of executives that consists of Company’s Chief Operating Officer, Assistant General Counsel, and Controller.

The CODM uses the increase (decrease) in net assets from operations as the performance measure to make operational decisions while monitoring the net assets of each of the sub-accounts within the Account. The accounting policies used to measure profit and loss of the segment are the same as those described in the summary of significant accounting policies. The measure of segment assets is reported on the Statement of Assets and Liabilities as net assets. The measure of segment profit and loss is reported on the Statements of Operations and Statements of Changes in Net Assets as increase (decrease) in net assets from operations. All assets and the increase (decrease) in net assets from operations are generated in the U.S.

Subsequent Events - Subsequent events have been evaluated through April 7, 2026, the date the financial statements were issued, and no subsequent events requiring disclosure or adjustments to the financial statements have been identified.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

4.	Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statement of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1:	Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.
Level 2:

Assets whose values are based on the following:

(a)  Quoted prices for similar assets in active markets;

(b)  Quoted prices for identical or similar assets in markets that are not active; or

(c)  Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.

Level 3:

Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account’s estimates of the assumptions that market participants would use in valuing the assets.

In determining fair value, the Account uses the market approach, which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Funds’ managers. The Account’s policy is to recognize transfers of securities among the levels at the beginning of the reporting period.

5.	Expenses

Surrender charge - In the event the policy is surrendered, a withdrawal charge may be imposed. The charge is assessed if the policy is surrendered during a specified time, which ranges from the first 9 years to the first 14 years depending upon the policy, and varies based upon several variables, including the policyholder’s age and Account value at the time of surrender. This charge ranges from $3.32 to $49.00 per $1,000 of face amount. These amounts are included in transfers for policy benefits and terminations on the Statements of Changes in Net Assets.

Monthly Deductions - On each monthly deduction day (the same day in each month as the Issue Date, or the last day of the month if a month does not have that day), the Company will deduct from the policy value an amount to cover certain charges and expenses incurred in connection with the policy. The monthly deduction is intended to compensate the Company for expenses incurred in connection with the cost of insurance, mortality and expense risk charges, administrative expense charges, and policy fees. The monthly deductions are recognized as a redemption of units and are included in policy maintenance charge reported in the Statements of Changes in Net Assets. They are as follows:

Cost of Insurance - On all policies, the Company charges each policyholder monthly for cost of insurance. The cost of insurance is determined based upon several variables, including the policyholder’s age and gender, the policy year, the face amount and the underwriting class.

Mortality and Expense Risk Charge - The mortality and expense risk charge covers insurance benefits available with the policies and certain expenses of the policies. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the policies. The Company deducts charges daily at a rate ranging from 0.05% to 0.55% per annum of the net policy value and varies based on the policy year.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

Administrative Expense Charge - The Company deducts an administrative expense charge on a monthly basis to cover expenses incurred in evaluating the insured person’s risk, issuing the policy, and sales expenses. The annual amount of this charge ranges from $0.09 to $2.50 per $1,000 of face amount depending upon the policy and the policy year.

Policy Fee - On all policies, the Company deducts a policy fee on a monthly basis to cover expenses such as salaries, postage and periodic reports. This fee ranges from $10 to $15 per month, depending upon the policy and the policy year.

6.	Purchases of Investments

The cost of investments purchased during the year ended December 31, 2025 was as follows:

Sub-Account	Purchases
AB VPS Discovery Value Portfolio - Class A	$798
AB VPS International Value Class A	570
AB VPS Relative Value Portfolio - Class A	4,200
AB VPS Small Cap Growth Class A	2,125
Alger Balanced Class I-2	6,397
Alger Capital Appreciation Class I-2	150,644
Alger Large Cap Growth Class I-2	74,167
Alger MidCap Growth Class I-2	17,644
Alger Small Cap Growth Portfolio Class I-2	15,163
DWS Equity 500 Index VIP Class A	27,878
DWS Global Income Builder VIP Class A II	14,931
DWS Small Cap Index VIP Class A	5,550
Fidelity® VIP Asset Manager 50% Portfolio Initial Class*	11,321
Fidelity® VIP ContrafundSM Portfolio Initial Class	356,062
Fidelity® VIP Disciplined Small Cap Portfolio Initial Class	10,695
Fidelity® VIP Emerging Markets Portfolio Initial Class	11,220
Fidelity® VIP Equity-Income PortfolioSM Initial Class	127,977
Fidelity® VIP Government Money Market Portfolio Initial Class	83,357
Fidelity® VIP Growth & Income Portfolio Initial Class	19,575
Fidelity® VIP Growth Portfolio Initial Class	312,749
Fidelity® VIP High Income Portfolio Initial Class	4,027
Fidelity® VIP Index 500 Portfolio Initial Class	215,016
Fidelity® VIP Index 500 Portfolio Service Class	53,329
Fidelity® VIP Investment Grade Bond Portfolio Initial Class	46,164
Fidelity® VIP Mid Cap Portfolio Initial Class	35,732
Fidelity® VIP Overseas Portfolio Initial Class	58,664
Fidelity® VIP Real Estate Portfolio Initial Class	22,604
Fidelity® VIP Value Portfolio Initial Class	1,672
Fidelity® VIP Value Strategies Portfolio Initial Class	2,006
Franklin Templeton Global Bond VIP Fund Class 1	1,086
Franklin Templeton Income VIP Fund Class 1	2,889
Franklin Templeton Mutual Global Discovery VIP Fund Class 1	1,250
Franklin Templeton Mutual Shares VIP Fund Class 1	754
Franklin Templeton Small Cap Value VIP Fund Class 1	9,312
Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1	2,524
Franklin Templeton Strategic Income VIP Fund Class 1	1,830
Franklin Templeton U.S. Government Securities VIP Fund Class 1	1,242
Invesco V.I. American Franchise	55,605
Invesco V.I. American Value	31,924
Invesco V.I. Core Equity	12,961

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

Sub-Account	Purchases
Invesco V.I. Core Plus Bond Fund - Series I	$1,396
Invesco V.I. Discovery Mid Cap Growth Fund - Series I	53,220
Invesco V.I. Diversified Dividend Fund Series I	1,785
Invesco V.I. Equity and Income Fund - Series I	6,132
Invesco V.I. EQV International Equity Fund - Series I	2,079
Invesco V.I. Global Fund - Series I	8,978
Invesco V.I. Global Fund - Series II	134,138
Invesco V.I. Global Strategic Income Fund - Series I	2,116
Invesco V.I. Government Securities	7,245
Invesco V.I. Growth and Income Fund Series I	50,110
Invesco V.I. High Yield	15,471
Invesco V.I. International Growth Fund*	17,511
Invesco V.I. Main Street Fund® - Series I	1,952
Invesco V.I. Main Street MidCap Fund - Series I	22,725
Invesco V.I. Main Street Small Cap Fund® - Series I	150,506
Janus Henderson Balanced Portfolio Institutional Shares	4,530
Janus Henderson Balanced Portfolio Service Shares	40,614
Janus Henderson Enterprise Portfolio Institutional Shares	28,870
Janus Henderson Flexible Bond Portfolio Institutional Shares	4,740
Janus Henderson Forty Portfolio Institutional Shares	26,251
Janus Henderson Global Research Portfolio Service Shares	8,701
Janus Henderson Glob.Tech. and Innovation Portfolio Institutional Shares	30,309
Janus Henderson Mid Cap Value Portfolio Institutional Shares	12,191
Janus Henderson Mid Cap Value Portfolio Service Shares	34,095
Janus Henderson Overseas Portfolio Institutional Shares	11,793
Janus Henderson Overseas Portfolio Service Shares	5,737
Janus Henderson Research Portfolio Institutional Shares	1,425
Lazard Retirement Emerging Markets Equity Portfolio	2,163
Legg Mason ClearBridge Variable Large Cap Value Portfolio Class I	31,635
Legg Mason Western Assets Variable Global High Yield Bond Portfolio Class I	13,758
MFS® High Yield Portfolio Initial Class	9,726
MFS® Investors Trust Series Initial Class	13,336
MFS® Mass. Investors Growth Stock Portfolio Initial Class	22,335
MFS® New Discovery Series Initial Class	7,019
MFS® Total Return Series Initial Class	24,779
MFS® Utilities Series Initial Class	8,443
MFS® Value Series Initial Class	11,069
Morgan Stanley VIF Emerging Markets Equity Portfolio Class I	2,395
Morgan Stanley VIF Growth Portfolio Class I	8,260
Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I	157,045
Morningstar Balanced ETF Asset Allocation Portfolio Class I	149,156
Morningstar Conservative ETF Asset Allocation Portfolio Class I	6,226
Morningstar Growth ETF Asset Allocation Portfolio Class I	207,137
Morningstar Income and Growth ETF Asset Allocation Portfolio Class I	55,329
PIMCO VIT Int. Bond U.S. Dollar-Hedged Admin. Shares	6,278
PIMCO VIT Real Return Portfolio Admin. Shares	16,023
PIMCO VIT Total Return Portfolio Admin. Shares	33,055
Putnam VT High Yield Fund Class IA	12,132
Putnam VT International Value Fund Class IA	2,596
T. Rowe Price Blue Chip Growth Portfolio I	37,524
T. Rowe Price Equity Income Portfolio I	93,214
VanEck VIP Emerging Markets Fund Initial Class	9,501
VanEck VIP Global Resources Fund - Initial Class	7,315

*See Note 2 for disclosure of changes to the names of sub-accounts (and Funds) during 2025.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

7.	Financial Highlights

The Company offers multiple variable life policies through this Account that have unique combinations of features and fees that are assessed to the policyholders. Differences in these fee structures result in various policy expense rates and accumulation unit values which in turn result in various expense and total return ratios.

In the table below, the units, the range of lowest to highest unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios, and the range of total returns are presented for each policy option of the sub-accounts that had outstanding accumulation units during the period. These ranges of lowest to highest unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.

Items in the following table are notated as follows:

*

Investment Income Ratio -  These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the Fund, net of management fees assessed by the Fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of accumulation units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the Fund in which the sub-account invests.

Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return the investment income ratio is calculated for the period or from the effective date through the end of the reporting period. The investment income ratio for closed sub-accounts is calculated from the beginning of period, or from the effective date, through the last day the sub-account was open. The investment income ratio is reported at zero when no dividend is received in the sub-account during the period or the net asset value at the end of the period is zero.

**

Total Return - These amounts represent the total return for periods indicated, including changes in the value of the Fund. The products currently sold through the Account do not contain expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

	At December 31,					For the year ended December 31,

	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**

AB VPS Discovery Value Portfolio - Class A

2025	98	$ 39.97	-	$ 39.97	$ 3,937	0.87%	2.89	-	2.89%
2024	93	38.85	-	38.85	3,623	0.88	10.02	-	10.02
2023	117	35.31	-	35.31	4,127	1.09	17.18	-	17.18
2022	98	30.14	-	30.14	2,940	0.98	(15.63)	-	(15.63)
2021	124	35.72	-	35.72	4,431	0.74	35.95	-	35.95

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**

AB VPS International Value Class A

2025	759	$ 14.11	-	$ 14.11	$ 10,714	2.16%	41.70	-	41.70%
2024	2,337	9.96	-	9.96	23,277	2.78	5.07	-	5.07
2023	2,116	9.48	-	9.48	20,058	0.75	15.15	-	15.15
2022	2,334	8.23	-	8.23	19,217	3.86	(13.61)	-	(13.61)
2021	3,535	9.53	-	9.53	33,687	2.09	11.08	-	11.08

AB VPS Relative Value Portfolio - Class A

2025	717	45.18	-	45.18	32,373	1.12	10.47	-	10.47
2024	692	40.90	-	40.90	28,286	1.46	13.02	-	13.02
2023	675	36.18	-	36.18	24,424	1.56	12.03	-	12.03
2022	742	32.30	-	32.30	23,968	1.42	(4.19)	-	(4.19)
2021	727	33.71	-	33.71	24,512	0.83	28.16	-	28.16

AB VPS Small Cap Growth Class A

2025	479	58.33	-	58.33	27,920	—	4.80	-	4.80
2024	488	55.66	-	55.66	27,167	0.26	18.64	-	18.64
2023	949	46.91	-	46.91	44,505	—	18.02	-	18.02
2022	1,127	39.75	-	39.75	44,782	—	(39.09)	-	(39.09)
2021	1,086	65.26	-	65.26	70,859	—	9.46	-	9.46

Alger Balanced Class I-2

2025	968	22.90	-	37.12	31,624	2.94	16.15	-	16.15
2024	902	19.72	-	31.96	25,523	—	17.06	-	17.06
2023	1,162	16.84	-	27.30	26,727	1.34	17.43	-	17.43
2022	1,327	14.34	-	23.25	24,623	1.27	(11.31)	-	(11.31)
2021	1,101	16.17	-	26.21	23,563	0.93	19.12	-	19.12

Alger Capital Appreciation Class I-2

2025	6,210	44.24	-	245.74	762,760	—	32.87	-	32.87
2024	6,637	33.30	-	184.95	610,646	—	48.13	-	48.13
2023	7,098	22.48	-	124.85	457,421	—	43.13	-	43.13
2022	6,463	15.70	-	87.23	317,277	—	(36.52)	-	(36.52)
2021	5,144	24.74	-	137.42	452,498	—	19.13	-	19.13

Alger Large Cap Growth Class I-2

2025	5,646	76.45	-	114.84	631,282	—	30.27	-	30.27
2024	5,978	58.69	-	88.15	513,886	—	42.89	-	42.89
2023	6,870	41.07	-	61.69	414,764	—	32.67	-	32.67
2022	7,271	30.96	-	46.50	331,396	—	(38.65)	-	(38.65)
2021	7,042	50.47	-	75.80	523,245	—	11.84	-	11.84

Alger MidCap Growth Class I-2

2025	8,086	25.86	-	102.87	692,757	—	16.76	-	16.76
2024	8,278	22.15	-	88.10	600,762	—	21.07	-	21.07
2023	9,480	18.29	-	72.77	560,665	—	23.17	-	23.17

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**
2022	9,250	$ 14.85	-	$ 59.08	$459,092	—%	(36.07)	-	(36.07	) %
2021	8,429	23.23	-	92.42	668,363	—	4.20		4.20

Alger Small Cap Growth Portfolio Class I-2

2025	4,262	19.25	-	19.25	82,043	—	5.91	-	5.91
2024	3,494	18.18	-	18.18	63,513	0.42	8.13	-	8.13
2023	3,051	16.81	-	16.81	51,296	—	16.49	-	16.49
2022	2,364	14.43	-	14.43	34,121	—	(38.01)	-	(38.01)
2021	1,193	23.28	-	23.28	27,766	—	(6.06)	-	(6.06)

DWS Equity 500 Index VIP Class A

2025	2,296	120.49	-	120.49	276,633	1.06	17.63	-	17.63
2024	2,370	102.43	-	102.43	242,739	1.28	24.63	-	24.63
2023	2,902	82.19	-	82.19	238,499	1.36	26.00	-	26.00
2022	3,024	65.23	-	65.23	197,255	1.27	(18.34)	-	(18.34)
2021	3,199	79.88	-	79.88	255,538	1.47	28.40	-	28.40

DWS Global Income Builder VIP Class A II

2025	2,638	33.55	-	33.55	88,496	4.42	15.80	-	15.80
2024	2,634	28.97	-	28.97	76,307	3.44	9.10	-	9.10
2023	2,736	26.56	-	26.56	72,649	3.09	14.89	-	14.89
2022	2,703	23.11	-	23.11	62,472	3.03	(14.98)	-	(14.98)
2021	3,068	27.19	-	27.19	83,404	2.30	10.96	-	10.96

DWS Small Cap Index VIP Class A

2025	792	87.74	-	87.74	69,471	1.34	12.64	-	12.64
2024	795	77.90	-	77.90	61,905	1.16	11.15	-	11.15
2023	793	70.08	-	70.08	55,589	1.11	16.76	-	16.76
2022	829	60.02	-	60.02	49,762	0.92	(20.64)	-	(20.64)
2021	920	75.63	-	75.63	69,553	0.83	14.50	-	14.50

Fidelity® VIP Asset Manager 50% Portfolio Initial Class

2025	2,577	45.82	-	45.82	118,062	2.45	14.98	-	14.98
2024	2,861	39.85	-	39.85	113,987	2.53	8.50	-	8.50
2023	2,772	36.73	-	36.73	101,822	2.36	12.94	-	12.94
2022	2,806	32.52	-	32.52	91,247	2.16	(14.94)	-	(14.94)
2021	2,691	38.23	-	38.23	102,888	1.61	9.92	-	9.92

Fidelity® VIP ContrafundSM Portfolio Initial Class

2025	16,447	35.65	-	160.80	2,232,835	0.14	21.48	-	21.48
2024	16,872	29.34	-	132.37	1,864,960	0.19	33.79	-	33.79
2023	18,287	21.93	-	98.94	1,496,972	0.51	33.45	-	33.45
2022	18,038	16.43	-	74.14	1,135,528	0.51	(26.31)	-	(26.31)
2021	17,865	22.30	-	100.61	1,558,268	0.06	27.83	-	27.83

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**

Fidelity® VIP Disciplined Small Cap Portfolio Initial Class

2025	2,428	$ 23.23	-	$ 23.23	$ 56,410	0.93%	17.38	-	17.38%
2024	2,119	19.79	-	19.79	41,931	1.12	16.87	-	16.87
2023	1,749	16.93	-	16.93	29,610	1.21	20.96	-	20.96
2022	1,391	14.00	-	14.00	19,476	0.94	(18.23)	-	(18.23)
2021	829	17.12	-	17.12	14,185	0.44	20.66	-	20.66

Fidelity® VIP Emerging Markets Portfolio Initial Class

2025	5,944	21.22	-	27.63	134,858	1.97	41.20	-	41.20
2024	5,909	15.03	-	19.57	94,660	1.48	10.04	-	10.04
2023	5,464	13.66	-	17.78	80,549	2.48	9.66	-	9.66
2022	4,838	12.45	-	16.22	65,165	1.95	(20.11)	-	(20.11)
2021	3,714	15.59	-	20.30	63,848	2.54	(2.24)	-	(2.24)

Fidelity® VIP Equity-Income PortfolioSM Initial Class

2025	21,807	24.39	-	75.90	1,556,384	1.83	19.02	-	19.02
2024	22,527	20.50	-	63.77	1,351,346	1.79	15.35	-	15.35
2023	23,922	17.77	-	55.29	1,216,071	1.96	10.65	-	10.65
2022	24,558	16.06	-	49.97	1,150,713	1.89	(4.96)	-	(4.96)
2021	25,525	16.90	-	52.57	1,260,719	1.93	24.89	-	24.89

Fidelity® VIP Government Money Market Portfolio Initial Class
2025	51,363	12.16	-	17.90	856,594	4.06	4.13	-	4.13
2024	51,359	11.67	-	17.19	823,733	4.96	5.10	-	5.10
2023	39,778	11.11	-	16.36	602,022	4.79	4.89	-	4.89
2022	40,043	10.59	-	15.60	581,396	1.42	1.44	-	1.44
2021	42,212	10.44	-	15.37	602,611	0.01	0.01	-	0.01

Fidelity® VIP Growth & Income Portfolio Initial Class

2025	1,470	56.52	-	56.52	83,108	1.64	21.50	-	21.50
2024	1,453	46.52	-	46.52	67,595	1.09	22.21	-	22.21
2023	2,199	38.06	-	38.06	83,691	1.69	18.72	-	18.72
2022	2,235	32.06	-	32.06	71,644	1.75	(4.95)	-	(4.95)
2021	2,249	33.73	-	33.73	75,851	2.62	25.95	-	25.95

Fidelity® VIP Growth Portfolio Initial Class

2025	19,334	40.00	-	127.31	2,265,571	0.29	14.90	-	14.90
2024	20,736	34.81	-	110.80	2,099,209	—	30.39	-	30.39
2023	23,765	26.70	-	84.98	1,861,065	0.13	36.24	-	36.24
2022	24,816	19.60	-	62.37	1,443,197	0.61	(24.46)	-	(24.46)
2021	24,990	25.94	-	82.57	1,935,457	—	23.21	-	23.21

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**

Fidelity® VIP High Income Portfolio Initial Class

2025	1,063	$ 25.66	-	$ 25.66	$ 27,283	6.70%	10.36	-	10.36%
2024	1,030	23.25	-	23.25	23,944	6.05	8.97	-	8.97
2023	1,241	21.33	-	21.33	26,468	4.94	10.48	-	10.48
2022	1,489	19.31	-	19.31	28,754	5.40	(11.37)	-	(11.37)
2021	1,369	21.79	-	21.79	29,823	5.56	4.41	-	4.41

Fidelity® VIP Index 500 Portfolio Initial Class

2025	53,529	31.94	-	100.85	3,011,962	1.17	17.78	-	17.78
2024	54,387	27.12	-	85.63	2,602,038	1.30	24.90	-	24.90
2023	50,880	21.71	-	68.56	2,067,162	1.56	26.19	-	26.19
2022	45,446	17.21	-	54.33	1,579,234	1.52	(18.21)	-	(18.21)
2021	37,229	21.04	-	66.43	1,760,824	1.33	28.58	-	28.58

Fidelity® VIP Index 500 Portfolio Service Class

2025	12,928	66.24	-	66.24	856,308	1.08	17.66	-	17.66
2024	14,143	56.30	-	56.30	796,171	1.21	24.77	-	24.77
2023	14,148	45.12	-	45.12	638,349	1.39	26.07	-	26.07
2022	14,169	35.79	-	35.79	507,099	1.41	(18.30)	-	(18.30)
2021	13,328	43.80	-	43.80	583,796	1.20	28.45	-	28.45

Fidelity® VIP Investment Grade Bond Portfolio Initial Class

2025	23,226	12.03	-	22.34	472,770	3.62	7.22	-	7.22
2024	22,354	11.22	-	20.83	426,163	3.60	1.79	-	1.79
2023	21,071	11.03	-	20.47	397,456	2.69	6.20	-	6.20
2022	19,937	10.38	-	19.27	358,077	2.29	(12.96)	-	(12.96)
2021	19,747	11.93	-	22.14	409,629	2.10	(0.61)	-	(0.61)

Fidelity® VIP Mid Cap Portfolio Initial Class

2025	3,803	22.70	-	45.89	113,767	0.48	11.75	-	11.75
2024	3,175	20.31	-	41.06	90,438	0.55	17.49	-	17.49
2023	3,000	17.29	-	34.95	76,987	0.67	15.08	-	15.08
2022	2,606	15.02	-	30.37	60,499	0.50	(14.74)	-	(14.74)
2021	2,324	17.62	-	35.62	69,479	0.62	25.60	-	25.60

Fidelity® VIP Overseas Portfolio Initial Class

2025	11,203	18.72	-	44.03	450,867	1.60	20.39	-	20.39
2024	11,741	15.55	-	36.57	387,218	1.61	5.05	-	5.05
2023	12,779	14.80	-	34.81	406,596	1.05	20.51	-	20.51
2022	12,924	12.28	-	28.89	343,280	1.11	(24.48)	-	(24.48)
2021	12,181	16.26	-	38.26	438,036	0.55	19.70	-	19.70

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**

Fidelity® VIP Real Estate Portfolio Initial Class

2025	4,259	$ 13.78	-	$ 24.75	$74,262	2.09%	3.10	-	3.10%
2024	4,476	13.36	-	24.00	79,836	4.20	6.52	-	6.52
2023	4,170	12.55	-	22.53	71,647	2.60	11.19	-	11.19
2022	3,341	11.28	-	20.26	53,268	1.45	(27.51)	-	(27.51)
2021	2,835	15.56	-	27.95	63,806	1.27	38.99	-	38.99

Fidelity® VIP Value Portfolio Initial Class

2025	297	24.32	-	24.32	7,233	1.50	11.23	-	11.23
2024	280	21.87	-	21.87	6,127	1.42	11.37	-	11.37
2023	238	19.63	-	19.63	4,680	1.59	19.79	-	19.79
2022	204	16.39	-	16.39	3,339	1.43	(4.11)	-	(4.11)
2021	141	17.09	-	17.09	2,402	2.35	30.16	-	30.16

Fidelity® VIP Value Strategies Portfolio Initial Class

2025	525	45.19	-	45.19	23,701	1.16	7.99	-	7.99
2024	512	41.84	-	41.84	21,443	1.07	9.40	-	9.40
2023	503	38.25	-	38.25	19,223	1.23	20.85	-	20.85
2022	487	31.65	-	31.65	15,429	1.15	(7.03)	-	(7.03)
2021	471	34.04	-	34.04	16,038	1.74	33.60	-	33.60

Franklin Templeton Global Bond VIP Fund Class 1

2025	1,757	15.96	-	15.96	28,048	—	16.09	-	16.09
2024	1,748	13.75	-	13.75	24,027	—	(11.13)	-	(11.13)
2023	2,055	15.47	-	15.47	31,785	—	3.19	-	3.19
2022	2,065	14.99	-	14.99	30,954	—	(4.85)	-	(4.85)
2021	2,018	15.75	-	15.75	31,793	—	(4.62)	-	(4.62)

Franklin Templeton Income VIP Fund Class 1

2025	1,113	28.78	-	28.78	32,026	5.05	12.87	-	12.87
2024	1,085	25.50	-	25.50	27,677	5.16	7.46	-	7.46
2023	1,036	23.73	-	23.73	24,575	5.14	8.87	-	8.87
2022	1,010	21.80	-	21.80	22,013	4.98	(5.24)	-	(5.24)
2021	1,365	23.00	-	23.00	31,408	4.69	17.00	-	17.00

Franklin Templeton Mutual Global Discovery VIP Fund Class 1

2025	220	34.90	-	34.90	7,674	2.09	23.62	-	23.62
2024	215	28.23	-	28.23	6,070	1.95	4.98	-	4.98
2023	205	26.89	-	26.89	5,524	2.69	20.55	-	20.55
2022	195	22.31	-	22.31	4,357	1.64	(4.52)	-	(4.52)
2021	201	23.36	-	23.36	4,690	2.74	19.43	-	19.43

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**

Franklin Templeton Mutual Shares VIP Fund Class 1

2025	166	$ 29.63	-	$ 29.63	$ 4,924	2.31%	11.81	-	11.81%
2024	160	26.50	-	26.50	4,251	2.20	11.50	-	11.50
2023	161	23.77	-	23.77	3,829	2.27	13.73	-	13.73
2022	200	20.90	-	20.90	4,183	2.18	(7.15)	-	(7.15)
2021	195	22.51	-	22.51	4,392	3.15	19.52	-	19.52

Franklin Templeton Small Cap Value VIP Fund Class 1

2025	1,367	41.88	-	41.88	57,259	1.25	7.90	-	7.90
2024	2,039	38.82	-	38.82	79,148	1.11	12.01	-	12.01
2023	2,031	34.65	-	34.65	70,394	0.73	13.02	-	13.02
2022	1,887	30.66	-	30.66	57,873	1.26	(9.82)	-	(9.82)
2021	2,320	34.00	-	34.00	78,885	1.14	25.67	-	25.67

Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1

2025	586	45.61	-	45.61	26,708	—	2.70	-	2.70
2024	876	44.41	-	44.41	38,893	—	11.31	-	11.31
2023	933	39.89	-	39.89	37,203	—	27.12	-	27.12
2022	910	31.38	-	31.38	28,559	—	(33.52)	-	(33.52)
2021	896	47.21	-	47.21	42,317	—	10.25	-	10.25

Franklin Templeton Strategic Income VIP Fund Class 1

2025	431	20.05	-	20.05	8,645	6.64	7.42	-	7.42
2024	1,097	18.66	-	18.66	20,470	4.55	4.32	-	4.32
2023	1,036	17.89	-	17.89	18,530	4.67	8.37	-	8.37
2022	993	16.51	-	16.51	16,393	4.38	(10.46)	-	(10.46)
2021	939	18.44	-	18.44	17,310	3.47	2.28	-	2.28

Franklin Templeton U.S. Government Securities VIP Fund Class 1

2025	1,041	14.58	-	14.58	15,175	3.21	7.01	-	7.01
2024	1,272	13.62	-	13.62	17,323	3.21	1.50	-	1.50
2023	1,233	13.42	-	13.42	16,545	2.93	4.76	-	4.76
2022	1,197	12.81	-	12.81	15,334	2.60	(9.50)	-	(9.50)
2021	1,212	14.16	-	14.16	17,156	2.63	(1.62)	-	(1.62)

Invesco V.I. American Franchise

2025	8,612	62.22	-	62.22	535,828	—	11.66	-	11.66
2024	8,939	55.72	-	55.72	498,075	—	34.89	-	34.89
2023	9,872	41.31	-	41.31	407,789	—	40.93	-	40.93
2022	10,512	29.31	-	29.31	308,123	—	(31.11)	-	(31.11)
2021	10,517	42.55	-	42.55	447,481	—	11.93	-	11.93

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**

Invesco V.I. American Value

2025	2,627	$ 27.82	-	$ 84.36	$193,172	0.47%	21.00	-	21.00%
2024	2,664	22.99	-	69.72	163,928	1.02	30.41	-	30.41
2023	2,705	17.63	-	53.46	127,720	0.69	15.60	-	15.60
2022	2,650	15.25	-	46.25	110,577	0.77	(2.61)	-	(2.61)
2021	2,640	15.66	-	47.49	115,801	0.43	5.29	-	27.95

Invesco V.I. Core Equity

2025	1,018	52.69	-	52.69	53,625	0.68	16.17	-	16.17
2024	842	45.35	-	45.35	38,193	0.71	25.61	-	25.61
2023	986	36.11	-	36.11	35,603	0.75	23.36	-	23.36
2022	976	29.27	-	29.27	28,561	0.94	(20.55)	-	(20.55)
2021	960	36.84	-	36.84	35,358	0.68	27.74	-	27.74

Invesco V.I. Core Plus Bond Fund - Series I (Fund commenced operations on April 29, 2022) (On April 29, 2022, Invesco V.I. Core Bond Fund - Series I merged into Invesco V.I. Core Plus Bond Fund - Series I)
2025	812	11.15	-	11.15	9,053	4.08	7.09	-	7.09
2024	1,021	10.41	-	10.41	10,635	3.81	3.06	-	3.06
2023	936	10.10	-	10.10	9,460	2.16	6.14	-	6.14
2022	1,088	9.52	-	9.52	10,359	0.60	(4.80)	-	(4.80)

Invesco V.I. Discovery Mid Cap Growth Fund - Series I
2025	7,769	17.95	-	59.26	370,531	—	4.79	-	4.79
2024	7,616	17.13	-	56.55	356,474	—	24.23	-	24.23
2023	8,329	13.79	-	45.52	325,648	—	13.15	-	13.15
2022	7,909	12.19	-	40.23	281,368	—	(30.98)	-	(30.98)
2021	7,367	17.66	-	58.29	394,137	—	19.10	-	19.10

Invesco V.I. Diversified Dividend Fund Series I
2025	311	20.25	-	20.25	6,303	1.29	15.74	-	15.74
2024	572	17.50	-	17.50	10,015	2.09	13.22	-	13.22
2023	426	15.46	-	15.46	6,586	2.76	9.04	-	9.04
2022	275	14.17	-	14.17	3,900	2.49	(1.68)	-	(1.68)
2021	113	14.42	-	14.42	1,628	2.70	18.89	-	18.89

Invesco V.I. Equity and Income Fund—Series I (Fund commenced operations on April 25, 2024) (On April 25, 2024, Invesco V.I. Conservative Balanced Fund - Series I merged into Invesco V.I. Equity and Income Fund - Series I)
2025	3,602	12.14	-	12.14	43,722	2.18	12.81	-	12.81
2024	3,466	10.76	-	10.76	37,302	1.79	7.61	-	7.61

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**

Invesco V.I. EQV International Equity Fund - Series I
2025	654	$ 15.96	-	$ 15.96	$ 10,435	1.31%	16.50	-	16.50%
2024	870	13.70	-	13.70	11,919	1.83	0.62	-	0.62
2023	797	13.61	-	13.61	10,849	0.23	18.15	-	18.15
2022	666	11.52	-	11.52	7,675	2.00	(18.31)	-	(18.31)
2021	438	14.10	-	14.10	6,173	1.55	5.89	-	5.89

Invesco V.I. Global Fund - Series I
2025	868	43.22	-	43.22	37,507	—	15.32	-	15.32
2024	864	37.48	-	37.48	32,380	—	16.07	-	16.07
2023	845	32.29	-	32.29	27,274	0.24	34.73	-	34.73
2022	853	23.97	-	23.97	20,446	—	(31.76)	-	(31.76)
2021	748	35.12	-	35.12	26,280	—	15.49	-	15.49

Invesco V.I. Global Fund - Series II
2025	9,791	66.01	-	66.01	646,296	—	15.01	-	15.01
2024	9,807	57.39	-	57.39	562,819	—	15.78	-	15.78
2023	10,587	49.57	-	49.57	524,753	—	34.45	-	34.45
2022	11,200	36.87	-	36.87	412,935	—	(31.94)	-	(31.94)
2021	10,671	54.17	-	54.17	578,023	—	15.17	-	15.17

Invesco V.I. Global Strategic Income Fund - Series I
2025	543	17.57	-	17.57	9,548	5.90	12.98	-	12.98
2024	559	15.55	-	15.55	8,696	3.18	3.16	-	3.16
2023	543	15.08	-	15.08	8,180	—	8.88	-	8.88
2022	561	13.85	-	13.85	7,771	—	(11.46)	-	(11.46)
2021	546	15.64	-	15.64	8,533	4.89	(3.41)	-	(3.41)

Invesco V.I. Government Securities
2025	4,821	13.06	-	13.06	62,946	3.18	7.37	-	7.37
2024	4,846	12.16	-	12.16	58,939	2.58	1.72	-	1.72
2023	4,702	11.96	-	11.96	56,211	2.11	4.62	-	4.62
2022	4,360	11.43	-	11.43	49,826	2.02	(10.29)	-	(10.29)
2021	4,376	12.74	-	12.74	55,747	2.42	(2.27)	-	(2.27)

Invesco V.I. Growth and Income Fund Series I
2025	6,106	43.92	-	86.44	484,331	1.49	15.62	-	15.62
2024	6,152	37.99	-	74.76	422,737	1.44	16.00	-	16.00
2023	6,923	32.75	-	64.45	415,543	1.62	12.66	-	12.66
2022	7,277	29.07	-	57.21	390,603	1.69	(5.75)	-	(5.75)
2021	7,223	30.84	-	60.70	411,238	1.57	28.51	-	28.51

Invesco V.I. High Yield
2025	6,688	13.82	-	19.07	104,571	7.27	6.73	-	6.73
2024	6,180	12.95	-	17.87	91,126	5.93	7.73	-	7.73
2023	5,537	12.02	-	16.59	76,607	5.58	10.18	-	10.18
2022	5,166	10.91	-	15.06	66,111	4.80	(9.55)	-	(9.55)
2021	4,653	12.06	-	16.65	67,471	5.35	4.38	-	4.38

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**

Invesco V.I. International Growth Fund
2025	2,664	$ 22.60	-	$ 74.42	$ 123,143	0.35%	16.32	-	16.32%
2024	3,395	19.43	-	63.98	119,499	0.65	(1.67)	-	(1.67)
2023	3,975	19.76	-	65.07	146,682	0.60	21.06	-	21.06
2022	4,005	16.32	-	53.75	121,665	—	(27.13)	-	(27.13)
2021	3,783	22.39	-	73.76	158,980	—	10.22	-	10.22

Invesco V.I. Main Street Fund® - Series I
2025	783	27.21	-	27.21	21,318	0.56	15.93	-	15.93
2024	774	23.47	-	23.47	18,159	—	23.64	-	23.64
2023	768	18.98	-	18.98	14,584	0.93	23.22	-	23.22
2022	760	15.41	-	15.41	11,702	1.49	(20.13)	-	(20.13)
2021	773	19.29	-	19.29	14,918	0.73	27.57	-	27.57

Invesco V.I. Main Street Mid Cap Fund - Series I
2025	3,495	49.96	-	49.96	174,621	0.33	9.19	-	9.19
2024	3,778	45.76	-	45.76	172,857	0.34	17.07	-	17.07
2023	3,693	39.09	-	39.09	144,334	0.29	14.47	-	14.47
2022	3,658	34.15	-	34.15	124,912	0.37	(14.26)	-	(14.26)
2021	3,560	39.83	-	39.83	141,788	0.46	23.24	-	23.24

Invesco V.I. Main Street Small Cap Fund® - Series I
2025	10,546	51.55	-	112.78	1,141,447	0.46	8.70	-	8.70
2024	10,365	47.42	-	103.75	1,039,094	—	12.68	-	12.68
2023	11,698	42.08	-	92.07	1,037,337	1.18	18.13	-	18.13
2022	11,768	35.62	-	77.94	884,933	0.54	(15.83)	-	(15.83)
2021	11,815	42.33	-	92.61	1,055,046	0.37	22.55	-	22.55

Janus Henderson Balanced Portfolio Institutional Shares
2025	941	22.90	-	45.23	35,389	2.07	15.10	-	15.11
2024	1,023	19.90	-	39.29	32,839	2.11	15.43	-	15.43
2023	958	17.24	-	34.04	27,082	2.19	15.41	-	15.41
2022	881	14.94	-	29.50	22,201	1.27	(16.40)	-	(16.40)
2021	830	17.87	-	35.28	26,480	0.92	17.20	-	17.20

Janus Henderson Balanced Portfolio Service Shares
2025	9,776	72.33	-	72.33	707,152	1.73	14.82	-	14.82
2024	9,733	63.00	-	63.00	613,125	1.74	15.15	-	15.15
2023	10,481	54.71	-	54.71	573,439	1.82	15.13	-	15.13
2022	10,438	47.52	-	47.52	495,992	0.97	(16.62)	-	(16.62)
2021	10,977	56.99	-	56.99	625,586	0.68	16.91	-	16.91

Janus Henderson Enterprise Portfolio Institutional Shares
2025	1,807	25.96	-	60.43	103,653	0.20	7.67	-	7.67
2024	1,457	24.11	-	56.13	78,022	0.76	15.61	-	15.61
2023	1,413	20.86	-	48.55	65,921	0.17	18.07	-	18.07
2022	1,229	17.67	-	41.12	48,986	0.17	(15.94)	-	(15.94)
2021	1,266	21.02	-	48.92	60,006	0.27	16.83	-	16.83

Janus Henderson Flexible Bond Portfolio Institutional Shares
2025	2,922	11.90	-	19.28	41,823	5.29	7.40	-	7.40
2024	2,990	11.08	-	17.95	39,742	5.00	1.96	-	1.96
2023	2,790	10.86	-	17.61	36,951	4.43	5.50	-	5.50
2022	2,681	10.30	-	16.69	34,092	2.54	(13.66)	-	(13.66)
2021	2,339	11.93	-	19.33	35,583	2.13	(0.90)	-	(0.90)

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**

Janus Henderson Forty Portfolio Institutional Shares
2025	1,678	$36.72	-	$141.69	$200,404	0.07%	18.14	-	18.14%
2024	1,854	31.08	-	119.93	177,552	0.11	28.47	-	28.47
2023	1,836	24.19	-	93.35	140,662	0.18	39.96	-	39.96
2022	2,231	17.28	-	66.70	133,106	0.20	(33.55)	-	(33.55)
2021	2,120	26.01	-	100.38	193,353	—	22.90	-	22.90

Janus Henderson Global Research Portfolio Service Shares
2025	1,070	76.11	-	76.11	81,404	0.43	20.60	-	20.60
2024	1,117	63.11	-	63.11	70,516	0.59	23.27	-	23.27
2023	1,397	51.20	-	51.20	71,507	0.77	26.47	-	26.47
2022	1,441	40.48	-	40.48	58,320	0.90	(19.61)	-	(19.61)
2021	1,408	50.36	-	50.36	70,877	0.37	17.80	-	17.80

Janus Henderson Glob.Tech. and Innovation Portfolio Institutional Shares
2025	2,472	48.04	-	139.74	179,306	—	25.15	-	25.15
2024	2,793	38.39	-	111.66	151,897	—	32.10	-	32.10
2023	2,916	29.06	-	84.52	119,949	—	54.55	-	54.55
2022	2,779	18.80	-	54.69	74,449	—	(36.95)	-	(36.95)
2021	2,049	29.82	-	86.75	91,036	0.18	18.01	-	18.01

Janus Henderson Mid Cap Value Portfolio Institutional Shares
2025	2,531	18.52	-	36.18	52,344	0.85	6.50	-	6.50
2024	2,166	17.39	-	33.98	42,145	1.01	13.11	-	13.11
2023	1,930	15.38	-	30.04	33,039	1.26	11.40	-	11.40
2022	1,566	13.80	-	26.97	23,970	1.35	(5.56)	-	(5.56)
2021	1,387	14.62	-	28.55	22,543	0.49	19.73	-	19.73

Janus Henderson Mid Cap Value Portfolio Service Shares
2025	4,403	54.25	-	54.25	238,877	0.69	6.29	-	6.29
2024	4,400	51.04	-	51.04	224,597	0.85	12.80	-	12.80
2023	4,395	45.25	-	45.25	198,856	0.95	11.11	-	11.11
2022	4,618	40.73	-	40.73	188,086	1.17	(5.77)	-	(5.77)
2021	4,671	43.22	-	43.22	201,900	0.31	19.42	-	19.42

Janus Henderson Overseas Portfolio Institutional Shares
2025	2,622	18.12	-	18.12	47,501	1.42	28.87	-	28.87
2024	3,160	14.06	-	14.06	44,420	1.39	5.84	-	5.84
2023	3,306	13.28	-	13.28	43,907	1.54	10.87	-	10.87
2022	3,075	11.98	-	11.98	36,840	1.79	(8.60)	-	(8.60)
2021	2,860	13.11	-	13.11	37,492	1.14	13.58	-	13.58

Janus Henderson Overseas Portfolio Service Shares
2025	6,877	17.45	-	17.45	119,987	1.34	28.58	-	28.58
2024	6,862	13.57	-	13.57	93,121	1.24	5.58	-	5.58
2023	7,573	12.85	-	12.85	97,341	1.43	10.58	-	10.58
2022	7,847	11.62	-	11.62	91,210	1.73	(8.84)	-	(8.84)
2021	7,052	12.75	-	12.75	89,917	1.02	13.29	-	13.29

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**

Janus Henderson Research Portfolio Institutional Shares
2025	86	$ 37.28	-	$ 37.28	$ 3,211	0.14%	18.39	-	18.39%
2024	75	31.49	-	31.49	2,371	0.03	35.31	-	35.31
2023	72	23.27	-	23.27	1,675	0.17	43.17	-	43.17
2022	57	16.25	-	16.25	932	0.21	(29.89)	-	(29.89)
2021	63	23.18	-	23.18	1,467	0.10	20.33	-	20.33

Lazard Retirement Emerging Markets Equity Portfolio

2025	441	101.52	-	101.52	44,734	2.77	41.77	-	41.77
2024	439	71.61	-	71.61	31,460	3.43	7.43	-	7.43
2023	451	66.66	-	66.66	30,077	4.69	22.27	-	22.27
2022	457	54.52	-	54.52	24,892	3.50	(15.12)	-	(15.12)
2021	408	64.22	-	64.22	26,222	1.89	5.47	-	5.47

Legg Mason ClearBridge Variable Large Cap Value Portfolio Class I

2025	3,816	57.85	-	57.85	220,743	1.12	10.20	-	10.20
2024	4,056	52.49	-	52.49	212,900	1.17	8.08	-	8.08
2023	5,109	48.57	-	48.57	248,154	1.32	15.09	-	15.09
2022	5,138	42.20	-	42.20	216,840	1.35	(6.43)	-	(6.43)
2021	5,161	45.10	-	45.10	232,774	1.06	26.21	-	26.21

Legg Mason Western Assets Variable Global High Yield Bond Portfolio Class I

2025	4,631	31.39	-	31.39	145,369	6.75	9.96	-	9.96
2024	4,789	28.55	-	28.55	136,714	6.65	7.06	-	7.06
2023	4,742	26.66	-	26.66	126,450	5.69	10.26	-	10.26
2022	4,916	24.18	-	24.18	118,886	6.82	(13.72)	-	(13.72)
2021	4,836	28.03	-	28.03	135,535	4.62	1.33	-	1.33

MFS® High Yield Portfolio Initial Class

2025	5,064	17.59	-	17.59	89,065	6.81	8.65	-	8.65
2024	5,007	16.19		16.19	81,052	6.25	6.92	-	6.92
2023	4,739	15.14		15.14	71,752	5.79	12.41	-	12.41
2022	4,608	13.47		13.47	62,064	5.51	(10.51)	-	(10.51)
2021	4,707	15.05		15.05	70,840	5.06	3.49	-	3.49

MFS® Investors Trust Series Initial Class

2025	421	75.90	-	75.90	31,973	1.62	13.57	-	13.57
2024	425	66.83	-	66.83	28,384	0.70	19.52	-	19.52
2023	428	55.92	-	55.92	23,945	0.73	18.98	-	18.98
2022	428	47.00	-	47.00	20,093	0.56	(16.49)	-	(16.49)
2021	676	56.28	-	56.28	38,017	0.63	26.81	-	26.81

MFS® Mass. Investors Growth Stock Portfolio Initial Class

2025	3,705	37.42	-	37.42	138,649	0.27	9.90	-	9.90
2024	3,964	34.05	-	34.05	134,954	0.35	16.27	-	16.27
2023	3,955	29.29	-	29.29	115,828	0.30	24.01	-	24.01
2022	4,086	23.62	-	23.62	96,488	0.11	(19.26)	-	(19.26)
2021	4,085	29.25	-	29.25	119,473	0.24	25.97	-	25.97

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**

MFS® New Discovery Series Initial Class

2025	2,530	$ 114.89	-	$ 114.89	$290,644	—%	12.96	-	12.96%
2024	2,672	101.71	-	101.71	271,810	—	6.72	-	6.72
2023	2,598	95.30	-	95.30	247,577	—	14.41	-	14.41
2022	2,587	83.30	-	83.30	215,507	—	(29.76)	-	(29.76)
2021	2,547	118.59	-	118.59	302,099	—	1.80	-	1.80

MFS® Total Return Series Initial Class

2025	3,259	57.79	-	57.79	188,360	2.74	11.16	-	11.16
2024	3,321	51.99	-	51.99	172,682	2.41	7.75	-	7.75
2023	3,627	48.25	-	48.25	175,010	2.06	10.44	-	10.44
2022	3,604	43.69	-	43.69	157,442	1.73	(9.58)	-	(9.58)
2021	3,558	48.32	-	48.32	171,913	1.82	14.12	-	14.12

MFS® Utilities Series Initial Class

2025	1,054	117.41	-	117.41	123,753	2.93	15.01	-	15.01
2024	1,071	102.08	-	102.08	109,350	2.34	11.66	-	11.66
2023	1,048	91.42	-	91.42	95,838	3.56	(2.11)	-	(2.11)
2022	1,033	93.39	-	93.39	96,471	2.41	0.76	-	0.76
2021	1,079	92.69	-	92.69	100,030	1.76	14.09	-	14.09

MFS® Value Series Initial Class

2025	1,552	65.42	-	65.42	101,538	1.63	13.01	-	13.01
2024	1,554	57.89	-	57.89	89,954	1.65	11.61	-	11.61
2023	1,517	51.86	-	51.86	78,672	1.66	7.93	-	7.93
2022	1,607	48.05	-	48.05	77,232	1.41	(5.91)	-	(5.91)
2021	1,632	51.07	-	51.07	83,350	1.35	25.45	-	25.45

Morgan Stanley VIF Emerging Markets Equity Portfolio Class I

2025	1,593	15.56	-	15.56	24,780	0.36	32.96	-	32.96
2024	3,080	11.70	-	11.70	36,041	1.37	7.82	-	7.82
2023	2,898	10.85	-	10.85	31,452	1.62	11.97	-	11.97
2022	2,683	9.69	-	9.69	26,001	0.43	(25.08)	-	(25.08)
2021	2,407	12.94	-	12.94	31,143	0.81	2.99	-	2.99

Morgan Stanley VIF Growth Portfolio Class I

2025	2,231	107.36	-	166.40	321,983	—	35.72	-	35.72
2024	2,396	79.11	-	122.60	254,521	—	46.59	-	46.59
2023	2,359	53.96	-	83.64	171,386	—	48.66	-	48.66
2022	2,211	36.30	-	56.26	107,970	—	(60.07)	-	(60.07)
2021	1,715	90.90	-	140.88	220,261	—	0.10	-	0.10

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**

Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I

2025	36,138	$ 22.38	-	$ 34.97	$1,003,348	1.37%	20.33	-	20.33%
2024	36,466	18.60	-	45.01	863,702	1.50	14.85	-	14.85
2023	36,590	16.19	-	25.31	765,023	2.09	17.10	-	17.10
2022	32,698	13.83	-	21.61	602,631	1.87	(12.92)	-	(12.92)
2021	28,712	15.88	-	24.82	639,629	1.37	18.60	-	18.60

Morningstar Balanced ETF Asset Allocation Portfolio Class I

2025	32,068	17.68	-	26.97	701,915	2.30	15.07	-	15.07
2024	30,820	15.36	-	30.91	595,182	2.06	10.50	-	10.50
2023	29,748	13.90	-	21.21	529,627	2.43	13.11	-	13.11
2022	27,594	12.29	-	18.75	454,941	2.18	(12.60)	-	(12.60)
2021	23,803	14.06	-	21.46	469,957	1.72	11.00	-	11.00

Morningstar Conservative ETF Asset Allocation Portfolio Class I

2025	2,187	13.20	-	17.88	37,829	1.81	9.11	-	9.11
2024	4,368	12.10	-	17.72	70,652	2.69	5.52	-	5.52
2023	3,894	11.46	-	15.53	59,850	2.61	8.19	-	8.19
2022	4,231	10.60	-	14.35	60,075	1.82	(11.61)	-	(11.61)
2021	4,737	11.99	-	16.24	76,471	1.72	0.28	-	2.51

Morningstar Growth ETF Asset Allocation Portfolio Class I

2025	53,981	20.29	-	46.17	1,463,017	1.69	18.15	-	18.15
2024	61,892	17.18	-	39.08	1,405,047	1.65	12.88	-	12.88
2023	65,234	15.22	-	34.62	1,318,048	2.05	15.61	-	15.61
2022	65,290	13.16	-	29.94	1,165,824	1.95	(12.96)	-	(12.96)
2021	56,597	15.12	-	34.40	1,194,438	1.55	15.09	-	15.09

Morningstar Income and Growth ETF Asset Allocation Portfolio Class I

2025	14,361	15.42	-	22.17	297,878	2.75	11.94	-	11.94
2024	14,735	13.77	-	23.56	276,067	2.80	8.20	-	8.20
2023	14,003	12.73	-	18.30	243,680	2.78	10.99	-	10.99
2022	12,282	11.47	-	16.49	194,587	2.28	(12.31)	-	(12.31)
2021	11,498	13.08	-	18.81	210,955	1.91	6.66	-	6.66

PIMCO VIT Int. Bond U.S. Dollar-Hedged Admin. Shares

2025	2,599	27.64	-	27.64	71,837	3.49	3.95	-	3.95
2024	2,518	26.59	-	26.59	66,935	3.62	5.46	-	5.46
2023	2,444	25.21	-	25.21	61,616	2.59	9.02	-	9.02
2022	2,351	23.12	-	23.12	54,374	1.50	(10.15)	-	(10.15)
2021	2,251	25.74	-	25.74	57,936	1.59	(1.96)	-	(1.96)

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**

PIMCO VIT Real Return Portfolio Admin. Shares

2025	7,909	$ 22.27	-	$ 22.27	$176,175	3.33%	7.85	-	7.85%
2024	7,836	20.65	-	20.65	161,841	2.60	2.13	-	2.13
2023	7,258	20.22	-	20.22	146,765	2.97	3.67	-	3.67
2022	8,024	19.51	-	19.51	156,513	6.99	(11.90)	-	(11.90)
2021	8,489	22.14	-	22.14	187,972	5.01	5.59	-	5.59

PIMCO VIT Total Return Portfolio Admin. Shares

2025	12,472	25.83	-	25.83	322,187	4.11	8.89	-	8.89
2024	12,405	23.72	-	23.72	294,283	4.04	2.53	-	2.53
2023	13,343	23.14	-	23.14	308,718	3.56	5.93	-	5.93
2022	12,891	21.84	-	21.84	281,567	2.62	(14.30)	-	(14.30)
2021	12,457	25.49	-	25.49	317,478	1.82	(1.27)	-	(1.27)

Putnam VT High Yield Fund Class IA

2025	2,633	45.55	-	45.55	119,932	6.29	8.86	-	8.86
2024	2,637	41.85	-	41.85	110,343	5.70	8.19	-	8.19
2023	2,536	38.68	-	38.68	98,072	5.59	12.29	-	12.29
2022	2,587	34.44	-	34.44	89,119	5.27	(11.37)	-	(11.37)
2021	2,511	38.86	-	38.86	97,581	4.78	5.20	-	5.20

Putnam VT International Value Fund Class IA

2025	1,092	57.82	-	57.82	63,107	1.35	35.07	-	35.07
2024	1,100	42.80	-	42.80	47,067	2.55	5.44	-	5.44
2023	1,149	40.60	-	40.60	46,664	1.73	19.08	-	19.08
2022	1,121	34.09	-	34.09	38,209	2.09	(6.70)	-	(6.70)
2021	1,032	36.54	-	36.54	37,706	2.11	15.28	-	15.28

T. Rowe Price Blue Chip Growth Portfolio I

2025	3,259	118.36	-	$118.36	385,772	—	18.74	-	18.74
2024	3,579	99.69	-	99.69	356,795	—	35.51	-	35.51
2023	4,726	73.56	-	73.56	347,658	—	49.29	-	49.29
2022	4,884	49.28	-	49.28	240,639	—	(38.50)	-	(38.50)
2021	4,866	80.12	-	80.12	389,897	—	17.62	-	17.62

T. Rowe Price Equity Income Portfolio I

2025	8,813	78.04	-	78.04	687,754	1.66	14.36	-	14.36
2024	8,792	68.24	-	68.24	599,933	1.80	11.70	-	11.70
2023	10,071	61.09	-	61.09	615,273	2.09	9.54	-	9.54
2022	10,573	55.77	-	55.77	589,700	1.87	(3.34)	-	(3.34)
2021	10,764	57.70	-	57.70	621,076	1.58	25.55	-	25.55

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Accumulation Units	Accumulation Unit Value Lowest to Highest			Net Assets	Investment Income Ratio*	Total Return Lowest to Highest**

VanEck VIP Emerging Markets Fund Initial Class

2025	3,127	$ 48.45	-	$ 48.45	$151,487	0.74%	29.92	-	29.92%
2024	3,002	37.29	-	37.29	111,948	1.61	1.21	-	1.21
2023	3,394	36.85	-	36.85	125,045	3.64	9.77	-	9.77
2022	3,360	33.57	-	33.57	112,770	0.29	(24.37)	-	(24.37)
2021	3,013	44.38	-	44.38	133,721	0.92	(11.87)	-	(11.87)

VanEck VIP Global Resources Fund - Initial Class

2025	2,181	43.48	-	43.48	94,839	2.56	36.48	-	36.48
2024	2,150	31.86	-	31.86	68,511	2.51	(2.83)	-	(2.83)
2023	2,691	32.79	-	32.79	88,234	2.78	(3.58)	-	(3.58)
2022	2,763	34.01	-	34.01	93,977	1.67	8.39	-	8.39
2021	2,969	31.37	-	31.37	93,164	0.42	18.92	-	18.92

PART C

OTHER INFORMATION

Item 30 EXHIBITS

(a)

(1) Resolution of the Board of Directors of Allstate Life Insurance Company of New York authorizing establishment of the Allstate Life of New York Variable Life Separate Account A dated August  1, 1996. Incorporated by reference from Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2002 (File No. 333-100934).

(2) Board of Directors Resolution approving plan of merger – ALNY Incorporated by reference from Registration Statement on Form N6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2021 (File No. 333-260638, 811-21250).

(3) Board of Directors Resolution approving plan of merger – WRNY Incorporated by reference from Registration Statement on Form N6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2021 (File No. 333-260638, 811-21250).

(b)	Not Applicable

(c)

(1)  Form of Principal Underwriting Agreement. Incorporated by reference from Pre-Effective Amendment No. 1 to Registration Statement on Form N6 for Allstate Life of New York Variable Life Separate Account A, File No. 333-100935, dated June 30, 2003.

(2) Amendment to Amended and Restated Principal Underwriting Agreement Incorporated by reference from Registration Statement on Form N6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2021 (File No. 333-260638, 811-21250).

(3) Principal Underwriting Agreement – Wilton Re Distributors LLC Incorporated by reference from Post-Effective Amendment No. 17 to Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed April 25, 2025 (File No. 333-260642)

(4)

Form of Selling Agreement. Incorporated by reference from Pre-Effective Amendment No. 1 to Registration Statement on Form N6 for Allstate Life of New York Variable Life Separate Account A, File No. 333-100935, dated June 30, 2003.

(5)

Form of Schedule of Sales Commissions. Incorporated by reference from Pre-Effective Amendment No. 1 to Registration Statement on Form N6 for Allstate Life of New York Variable Life Separate Account A, File No. 333-100935, dated June 30, 2003.

(d)

Form of the TotalAccumulator Flexible Premium Variable Adjustable Life Policy. Incorporated by reference from Registration Statement on Form N6 for Allstate Life of New York Variable Life Separate Account A, File No. 333-148225, 811-21250, filed December 20, 2007.

(e)

Form of Application for the TotalAccumulator Flexible Premium Variable Adjustable Life Policy Incorporated by reference from Registration Statement on Form N6 for Allstate Life of New York Variable Life Separate Account A, File No. 333-148225, 811-21250, filed December 20, 2007.

(f)

Amended and Restated Charter of Wilton Reassurance Life Company of New York Incorporated by reference from Registration Statement on Form N6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2021 (File No. 333-260638, 811-21250).

(g)	Contracts of Reinsurance - Not Applicable

(h)	Fund Participation Agreements:

(1)

Participation Agreement between The Alger American Fund and Allstate Life Insurance Company of New York Incorporated by reference from Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2002 (File No. 333-100934).

(2)

Participation Agreement between Alliance Bernstein L.P. (formerly Alliance Capital Management L.P.) and Allstate Life Insurance Company of New York Incorporated by reference from Post-Effective Amendment No.  3 to this Registration Statement filed April 25, 2022 (File No. 333-260638).

(3)

Participation Agreement between Fidelity(R) Variable Insurance Products and Allstate Life Insurance Company of New York Incorporated by reference from Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2002 (File No. 333-100934).

(i) Participation Agreement between Fidelity(R) Variable Insurance Products Fund III and Allstate Life Insurance Company of New York Incorporated by reference from Post-Effective Amendment No.  3 to this Registration Statement filed April 25, 2022 (File No. 333-260638).

(ii) Amendments to Participation Agreements between Fidelity ® Variable Insurance Products Funds and Allstate Life Insurance Company of New York Incorporated by reference from Post-Effective Amendment No. 3 to this Registration Statement filed April 25, 2022 (File No. 333-260638).

(4)

Participation Agreement between Franklin Templeton Variable Insurance Products Trust and Allstate Life Insurance Company of New York Incorporated by reference from Post-Effective Amendment No.  9 to Form N-4 Registration Statement (File No. 333-74411) dated October 31, 2002.

(5)

Participation Agreement between Financial Investors Variable Insurance Trust, ALPS Advisers, Inc., ALPS Distributors, Inc. and Allstate Life Insurance Company of New York Incorporated by reference from Post Effective Amendment No.  3 to this Registration Statement filed April 25, 2022 (File No. 333-260638).

(6)

Participation Agreement between Janus Aspen Series and Allstate Life Insurance Company of New York Incorporated by reference from Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2002 (File No. 333-100934).

(7)

Participation Agreement between Oppenheimer Variable Account Funds and Allstate Life Insurance Company of New York Incorporated by reference from Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2002 (File No. 333-100934).

(8)

Participation Agreement between Van Kampen Life Investment Trust and Allstate Life Insurance Company of New York Incorporated by reference from Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2002 (File No. 333-100934).

(9)

Amendment to Participation Agreement between Universal Institutional Funds, Inc, Morgan Stanley Investment Management, Inc. and Allstate Life Insurance Company of New York Incorporated by reference from Post-Effective Amendment No.  3 to this Registration Statement filed April 25, 2022 (File No. 333-260638).

(10)

Participation Agreement between AIM Variable Insurance Funds and , Inc and Allstate Life Financial Services, Inc. Incorporated by reference from Post-Effective Amendment No. 3 to this Registration Statement filed April 25, 2022 (File No. 333-260638).

(i)	Administrative Contracts

(1) Service Agreement among Allstate Life Insurance Company of New York, Intramerica Life Insurance Company and Wilton Re Services, Inc., effective October  1, 2021 Incorporated by reference from Registration Statement on Form N6 for Allstate Life of New York Variable Life Separate Account A, filed November  1, 2021 (File No. 333-260638, 811-21250).

(2) Non-Marketing Third Party Agreement Incorporated by reference from Registration Statement of Form N-6 filed April 25, 2024 (File No. 333-260642)

(j)	Other Material Contracts - Not Applicable

(k)

Opinion and Consent of Counsel Incorporated by reference from Registration Statement on Form N6 for Allstate Life of New York Variable Life Separate Account A, filed November 1, 2021 (File No. 333-260638, 811-21250).

(l)(1)

Actuarial Opinion and Consent. Incorporated by reference from Pre-Effective Amendment No. 1 to Registration Statement on Form N-6 for Allstate Life of New York Variable Life Separate Account A, filed March 21, 2008 (File No. 333-148225, 811-21250).

(m)

Sample Calculation. Incorporated by reference from Registration Statement on Form N6 for Allstate Life of New York Variable Life Separate Account A, File No. 333-148225, 811-21250, filed December 20, 2007.

(n)	Other Consents:

(1)	Consent of Independent Auditors (filed herewith)

(2)	Consent of Independent Registered Public Accounting Firm (filed herewith)

(o)	Omitted Financial Statements - Not Applicable

(p)	Initial Capital Arrangements - Not Applicable

(q)

Procedures Memorandum pursuant to Rule 6e-3(T)(b)(12)(ii). Incorporated by reference from Registration Statement on Form N6 for Allstate Life of New York Variable Life Separate Account A, File No. 333-148225, 811-21250, filed December 20, 2007.

(r)	Form of Initial Summary Prospectus – Not Applicable

(99)(a)	Resolution of Board of Directors authorizing Chief Executive Officer to sign on Wilton Reassurance Life Company of New York’s behalf pursuant to power of attorney Incorporated by reference from

Registration Statement on Form S-1 Wilton Reassurance Life Company of New York filed April 11, 2023.

(b)

Powers of Attorney Ponomarev, Braun, Sheefel, Lash, Moser, Overbeeke, Quinn, Dwyer, Mak, McGroarty, Treglia and Fahr Incorporated by reference from Post-Effective Amendment No.  2 to Registration Statement on Form N-4 Wilton Reassurance Life Company of New York filing date April 17, 2026 (File No. 333-278375).

Item 31 EXECUTIVE OFFICERS AND DIRECTORS OF THE DEPOSITOR

Unless otherwise indicated, the principal business address of each of the directors and officers of Wilton Reassurance Life Company of New York is 801 Main Avenue, 5th Floor, Norwalk, CT 06851.

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITION AND OFFICE WITH DEPOSITOR OF THE ACCOUNT

Dmitri Ponomarev	Chairman of the Board of Directors
Perry H. Braun*	Director
Scott Sheefel	Director, President and Chief Executive Officer
Steven D. Lash	Director, Senior Vice President, Group Chief Financial Officer
Enrico Treglia	Director
Susan Moser	Director
David Overbeeke*	Director
John J. Quinn*	Director
James R. Dwyer*	Director
Shilpa Lakhani	Senior Vice President, Chief Investment Officer
Brent McGroarty	Senior Vice President, Chief Operating Officer
Lauren Mak	Senior Vice President, Chief Financial Officer
Nik Godon**	Vice President, Valuation Actuary
Rob Fahr	Vice President, Controller
Leah Chai	Tax Director
James Conway**	Illustration Actuary
Steven Brogan	Chief Legal Officer, Secretary
Jaime Merritt	Assistant Secretary
Karen Carpenter **	Chief Compliance Officer – Separate Accounts
Susan Paternoster	Chief Information Officer
Brandon Melton	Chief Information Security Officer
Michael Khoury***	Claims Officer
Brandie Ray***	Claims Officer
Cindy Sumner***	Claims Officer

Individuals marked with an * are outside directors whose address is c/o WRNY, 800 Westchester Avenue, Suite 641 N, Rye Brook, NY 10573. The principal business address for the individuals marked with ** is 4840 N. River Blvd, Suite 400, Cedar Rapids, Iowa 52411. The principal business address for individuals marked with *** is 900 Washington Ave., Waco, TX 76701.

Item 32. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Wilton Re Group Corporate Organization
as of March 31, 2025

Key:
Indicates Limited Partner interest
Indicates General Partner interest
Indicates the entity is a licensed insurer
Canada Pension Plan Investment Board
CPP Investment Board (USRE VI) Inc.
Note 2, 4
Wilton Re Ltd. (Nova Scotia)
Members of Wilton Re Management
Wilton Re Atlantic NewCo Limited (Bermuda)
Note 5
Wilton Re Atlantic Holding Partnership, LP (Bermuda)
Note 6
Wilton Re Atlantic Holding Intermediate Partnership, LP (Bermuda)
Note 1
Wilton Reinsurance Bermuda Limited (Bermuda Reinsurer)
Note 1
0% Voting
100% Economic Interest
Wilton Re U.S. Holdings Trust (Ontario Trust) Note 3
Wilton Re Intermediate Holdco, LLC (Delaware)
Wilton Re International Intermediate Holdco Limited (Bermuda)
Mills Creek LLC (Delaware) Note 7
Wilton Re U.S. Holdings, Inc. (Delaware) Note 4
Wilton Re Atlantic Limited (Bermuda)
Wilton Re International Limited (Bermuda)
Wilton Reassurance Company (Minnesota Insurer)
Wilton Re Distributors LLC (Delaware)
Wilton Re Services, Inc. (Delaware)
Wilcac Structured Settlements, Inc. (Illinois)
Wilton Re Assignment Illinois, Inc. (Illinois)
Wilton Re Assignment Kentucky, Inc. (Kentucky)
Wilton Re Annuity Service Corporation (New Mexico)
Wilton Re Structured Settlements, Inc. (Kentucky)
Redding Reassurance Company 3 LLC (Missouri SPLRC)
Redding Reassurance Company 4 LLC (Missouri SPLRC)
Wilton Reassurance Life Company of New York (New York Insurer)
Texas Life Insurance Company (Texas Insurer)
Wilcac Life Insurance Company (Illinois Insurer)

100% ownership unless otherwise noted.

Note 1 Wilton Re Ltd.'s shares represent 96% and 75%, respectively, of the aggregate economic and voting rights associated with Wilt on Re Bermuda's common shares. Wilton Re U.S. Holding's shares represent 4% and 25%, respectively, of the aggregate economic and voting rights associated with Wilton Re Bermuda's common shares.

Note 2 CPP Investment Board (USRe VI) Inc. holds approximately 99.2% voting common and 100% non-voting shares of Wilton Re Ltd. Wilto n Re Services, Inc. and Directors and Officers of Wilton Re own approximately 0.8% (voting and economic) common shares of Wil ton Re Ltd.

Note 3 WRUSH Trust governed by four designated trustees. See governing trust agreement for control features.

Note 4 Excludes certain shares or voting arrangements which do not affect control or beneficial ownership.

Note 5 95% ownership by Wilton Re Ltd. and 5% ownership by Wilton Re Atlantic NewCo of Wilton Re Atlantic Holding Partnership, LP.

Note 6 95% ownership by Wilton Re Atlantic Holding Partnership, LP and 5% ownership by Wilton Re Atlantic NewCo of Wilton Re Atlanti c Holding Intermediate Partnership, LP.

Note 7 Mills Creek LLC, a wholly owned subsidiary of WRBB, was formed on January 7, 2019, as a Delaware LLC. On January 29, 2019, WRBB sold 25% of its membership units (voting and economic) to an unaffiliated third party. WRBB recorded the proceeds from the sale as a secured borrowing, included within other liabilities of the consolidated balance sheets.

Item 33: INDEMNIFICATION

The Amended and Restated Charter of Wilton Reassurance Life Company of New York (Depositor) provide for the indemnification of its directors against damages for breach of duty as a director, so long as such person acts or omissions were not in bad faith or involve intentional misconduct or acts or omissions that such person know or reasonable should have known violated the Insurance law or that constituted a knowing violation of any other law that such person personally gain in fact a financial profit or other advantage to which such person was not legally entitled.

Under the terms of the underwriting agreement, the Depositor agrees to indemnify the Distributor for any act or omission in the course of or in connection with rendering services under the underwriting agreement or arising out of the purchase , retention or surrender of a contract; provided however that the company will not indemnify Distributor for any such liability that results from the willful misfeasance, bad faith or gross negligence of Distributors or from the reckless disregard by Distributors of its duties and obligations arising under the underwriting agreement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the forgoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 34. PRINCIPAL UNDERWRITERS

Wilton Re Distributors LLC (“WRDL”) serves as principal underwriter of the Policies.

In addition to Wilton Reassurance Life Co of New York Variable Life Separate Account A, WRDL is the principal underwriter for the following separate accounts:

•	Wilton Reassurance Life Co of New York Separate Account A
•	Wilton Reassurance Life Co of New York Variable Annuity Account

The following are the directors and officers of WRDL. The principal business address is 4840 N. River Blvd, Suite 400, Cedar Rapids, Iowa 52411.

Name	Position
Karen Carpenter	CEO and Chief Compliance Officer
David Brant	FINOP

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commission	Other Compensation
Wilton Re Distributors LLC.	$12,566.80*	$0	$0	$0
*	WRDL retained none of the commissions.

Item 35. LOCATION OF ACCOUNTS AND RECORDS

Omitted.

Item 36. MANAGEMENT SERVICES

None.

Item 37. FEE REPRESENTATION

Wilton Reassurance Life Company of New York hereby represents that the aggregate fees and charges deducted under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Wilton Reassurance Life Company of New York.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Norwalk, State of Connecticut, on the 28th day of April, 2026.

WILTON REASSURANCE LIFE CO OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT A

(REGISTRANT)

By: *
Scott Sheefel
Director, President and Chief Executive Officer
Wilton Reassurance Life Company of New York

WILTON REASSURANCE LIFE COMPANY OF NEW YORK

(DEPOSITOR)

By: *
Scott Sheefel
Director, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

___*_________________________	Director, Chairman of the Board	4/28/26
Dmitri Ponomarev

_____*______________________ Perry H. Braun	Director	4/28/26

______*_____________________	Director, President and Chief Executive Officer (Principal Executive Officer)	4/28/26
Scott Sheefel

______*_____________________	Director, Group Chief Financial Officer, Senior Vice President	4/28/26
Steven D. Lash

______*_____________________	Director	4/28/26
Susan Moser

	Director	4/28/26
__*_________________________
Enrico Treglia

	Senior Vice President, Chief Operating Officer	4/28/26
__*_________________________
Brent McGroarty

	Senior Vice President, Chief Financial Officer (Principal Financial Officer)	4/28/26
__*_________________________
Lauren Mak

______*_____________________	Vice President, Controller	4/28/26
Rob Fahr

______*_____________________	Director	4/28/26
David Overbeeke

______*_____________________	Director	4/28/26
John J. Quinn

______*_____________________	Director	4/28/26
James R. Dwyer

___/s/ Karen Carpenter______________________________
*Signed by Karen Carpenter as Attorney in Fact, on behalf of those indicated pursuant to powers of attorney

EXHIBIT INDEX

EXHIBIT NO.

30(n)(1)	Consent of Independent Auditors
30(n)(2)	Consent of Independent Registered Public Accounting Firm